UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02794
MFS SERIES TRUST III
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
January 31
Date of reporting period:
July 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global High Yield Fund
Class A-MHOAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$50	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	177,888,963	Average Effective Maturity (yrs):	4.0
Total Number of Holdings:	120	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.0%
Equities	0.1%
Issuer country weightings
United States	61.5%
United Kingdom	6.4%
Canada	3.8%
France	2.7%
Italy	2.5%
Mexico	1.9%
Brazil	1.9%
Luxembourg	1.8%
Colombia	1.2%
Other Countries	16.3%
Composition including fixed income credit
quality
BBB	0.8%
BB	48.9%
B	35.8%
CCC	8.8%
CC	0.1%
C	0.1%
D	0.4%
Not Rated	2.0%
Non-Fixed Income	0.1%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOA-SEM

MFS® Global High Yield Fund

Class B-MHOBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$87	1.75%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	177,888,963	Average Effective Maturity (yrs):	4.0
Total Number of Holdings:	120	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.0%
Equities	0.1%
Issuer country weightings
United States	61.5%
United Kingdom	6.4%
Canada	3.8%
France	2.7%
Italy	2.5%
Mexico	1.9%
Brazil	1.9%
Luxembourg	1.8%
Colombia	1.2%
Other Countries	16.3%
Composition including fixed income credit quality
BBB	0.8%
BB	48.9%
B	35.8%
CCC	8.8%
CC	0.1%
C	0.1%
D	0.4%
Not Rated	2.0%
Non-Fixed Income	0.1%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOB-SEM

MFS® Global High Yield Fund
Class C-MHOCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$87	1.75%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	177,888,963	Average Effective Maturity (yrs):	4.0
Total Number of Holdings:	120	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.0%
Equities	0.1%
Issuer country weightings
United States	61.5%
United Kingdom	6.4%
Canada	3.8%
France	2.7%
Italy	2.5%
Mexico	1.9%
Brazil	1.9%
Luxembourg	1.8%
Colombia	1.2%
Other Countries	16.3%
Composition including fixed income credit quality
BBB	0.8%
BB	48.9%
B	35.8%
CCC	8.8%
CC	0.1%
C	0.1%
D	0.4%
Not Rated	2.0%
Non-Fixed Income	0.1%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOC-SEM

MFS® Global High Yield Fund

Class I-MHOIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$37	0.75%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	177,888,963	Average Effective Maturity (yrs):	4.0
Total Number of Holdings:	120	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.0%
Equities	0.1%
Issuer country weightings
United States	61.5%
United Kingdom	6.4%
Canada	3.8%
France	2.7%
Italy	2.5%
Mexico	1.9%
Brazil	1.9%
Luxembourg	1.8%
Colombia	1.2%
Other Countries	16.3%
Composition including fixed income credit quality
BBB	0.8%
BB	48.9%
B	35.8%
CCC	8.8%
CC	0.1%
C	0.1%
D	0.4%
Not Rated	2.0%
Non-Fixed Income	0.1%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOI-SEM

MFS® Global High Yield Fund

Class R1-MHORX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$87	1.75%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	177,888,963	Average Effective Maturity (yrs):	4.0
Total Number of Holdings:	120	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.0%
Equities	0.1%
Issuer country weightings
United States	61.5%
United Kingdom	6.4%
Canada	3.8%
France	2.7%
Italy	2.5%
Mexico	1.9%
Brazil	1.9%
Luxembourg	1.8%
Colombia	1.2%
Other Countries	16.3%
Composition including fixed income credit quality
BBB	0.8%
BB	48.9%
B	35.8%
CCC	8.8%
CC	0.1%
C	0.1%
D	0.4%
Not Rated	2.0%
Non-Fixed Income	0.1%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR1-SEM

MFS® Global High Yield Fund

Class R2-MHOSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$62	1.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	177,888,963	Average Effective Maturity (yrs):	4.0
Total Number of Holdings:	120	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.0%
Equities	0.1%
Issuer country weightings
United States	61.5%
United Kingdom	6.4%
Canada	3.8%
France	2.7%
Italy	2.5%
Mexico	1.9%
Brazil	1.9%
Luxembourg	1.8%
Colombia	1.2%
Other Countries	16.3%
Composition including fixed income credit
quality
BBB	0.8%
BB	48.9%
B	35.8%
CCC	8.8%
CC	0.1%
C	0.1%
D	0.4%
Not Rated	2.0%
Non-Fixed Income	0.1%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR2-SEM

MFS® Global High Yield Fund

Class R3-MHOTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$50	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	177,888,963	Average Effective Maturity (yrs):	4.0
Total Number of Holdings:	120	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.0%
Equities	0.1%
Issuer country weightings
United States	61.5%
United Kingdom	6.4%
Canada	3.8%
France	2.7%
Italy	2.5%
Mexico	1.9%
Brazil	1.9%
Luxembourg	1.8%
Colombia	1.2%
Other Countries	16.3%
Composition including fixed income credit quality
BBB	0.8%
BB	48.9%
B	35.8%
CCC	8.8%
CC	0.1%
C	0.1%
D	0.4%
Not Rated	2.0%
Non-Fixed Income	0.1%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR3-SEM

MFS® Global High Yield Fund

Class R4-MHOUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$37	0.75%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	177,888,963	Average Effective Maturity (yrs):	4.0
Total Number of Holdings:	120	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.0%
Equities	0.1%
Issuer country weightings
United States	61.5%
United Kingdom	6.4%
Canada	3.8%
France	2.7%
Italy	2.5%
Mexico	1.9%
Brazil	1.9%
Luxembourg	1.8%
Colombia	1.2%
Other Countries	16.3%
Composition including fixed income credit quality
BBB	0.8%
BB	48.9%
B	35.8%
CCC	8.8%
CC	0.1%
C	0.1%
D	0.4%
Not Rated	2.0%
Non-Fixed Income	0.1%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR4-SEM

MFS® Global High Yield Fund
Class R6-MHOVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$32	0.65%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	177,888,963	Average Effective Maturity (yrs):	4.0
Total Number of Holdings:	120	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	10
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.0%
Equities	0.1%
Issuer country weightings
United States	61.5%
United Kingdom	6.4%
Canada	3.8%
France	2.7%
Italy	2.5%
Mexico	1.9%
Brazil	1.9%
Luxembourg	1.8%
Colombia	1.2%
Other Countries	16.3%
Composition including fixed income credit quality
BBB	0.8%
BB	48.9%
B	35.8%
CCC	8.8%
CC	0.1%
C	0.1%
D	0.4%
Not Rated	2.0%
Non-Fixed Income	0.1%
Money Market Funds	3.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYOR6-SEM

MFS® High Yield Pooled Portfolio
HYPPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Yield Pooled Portfolio for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS High Yield Pooled Portfolio	$1	0.03%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	543,558,513	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	369	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	30
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	97.5%
Money Market Funds	2.4%
Equities	0.1%
Composition including fixed income credit
quality
BBB	1.2%
BB	49.4%
B	33.9%
CCC	10.9%
CC	0.2%
D	0.4%
Not Rated	1.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s financial information and portfolio holdings online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYP-SEM

MFS® High Income Fund

Class A-MHITX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$42	0.85%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	1,937,995,714	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	371	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	97.8%
Money Market Funds	2.2%
Equities	0.0%
Composition including fixed income credit quality
BBB	1.2%
BB	49.7%
B	33.9%
CCC	10.9%
CC	0.2%
D	0.4%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHA-SEM

MFS® High Income Fund

Class B-MHIBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$79	1.60%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	1,937,995,714	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	371	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	97.8%
Money Market Funds	2.2%
Equities	0.0%
Composition including fixed income credit
quality
BBB	1.2%
BB	49.7%
B	33.9%
CCC	10.9%
CC	0.2%
D	0.4%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHB-SEM

MFS® High Income Fund

Class C-MHICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$79	1.60%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	1,937,995,714	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	371	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	97.8%
Money Market Funds	2.2%
Equities	0.0%
Composition including fixed income credit quality
BBB	1.2%
BB	49.7%
B	33.9%
CCC	10.9%
CC	0.2%
D	0.4%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHC-SEM

MFS® High Income Fund

Class I-MHIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$30	0.60%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	1,937,995,714	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	371	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	97.8%
Money Market Funds	2.2%
Equities	0.0%
Composition including fixed income credit quality
BBB	1.2%
BB	49.7%
B	33.9%
CCC	10.9%
CC	0.2%
D	0.4%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHI-SEM

MFS® High Income Fund

Class R1-MHIGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$79	1.60%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	1,937,995,714	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	371	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	97.8%
Money Market Funds	2.2%
Equities	0.0%
Composition including fixed income credit quality
BBB	1.2%
BB	49.7%
B	33.9%
CCC	10.9%
CC	0.2%
D	0.4%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR1-SEM

MFS® High Income Fund

Class R2-MIHRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$55	1.10%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	1,937,995,714	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	371	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	97.8%
Money Market Funds	2.2%
Equities	0.0%
Composition including fixed income credit
quality
BBB	1.2%
BB	49.7%
B	33.9%
CCC	10.9%
CC	0.2%
D	0.4%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR2-SEM

MFS® High Income Fund

Class R3-MHIHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$42	0.85%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	1,937,995,714	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	371	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	97.8%
Money Market Funds	2.2%
Equities	0.0%
Composition including fixed income credit quality
BBB	1.2%
BB	49.7%
B	33.9%
CCC	10.9%
CC	0.2%
D	0.4%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR3-SEM

MFS® High Income Fund

Class R4-MHIJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$30	0.60%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	1,937,995,714	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	371	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	97.8%
Money Market Funds	2.2%
Equities	0.0%
Composition including fixed income credit
quality
BBB	1.2%
BB	49.7%
B	33.9%
CCC	10.9%
CC	0.2%
D	0.4%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR4-SEM

MFS® High Income Fund

Class R6-MHIKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.50%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	1,937,995,714	Average Effective Maturity (yrs):	4.1
Total Number of Holdings:	371	Average Effective Duration (yrs):	3.0
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income ~	97.8%
Money Market Funds	2.2%
Equities	0.0%
Composition including fixed income credit quality
BBB	1.2%
BB	49.7%
B	33.9%
CCC	10.9%
CC	0.2%
D	0.4%
Not Rated	1.5%
Non-Fixed Income	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MFHR6-SEM

MFS® Municipal High
Income Fund

Class A-MMHYX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$33	0.66%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,574,138,505	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	2,135	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Equities	0.0%
Composition including fixed income credit quality
AAA	0.9%
AA	11.6%
A	15.8%
BBB	18.3%
BB	13.0%
B	2.1%
CCC	1.1%
CC	1.5%
Not Rated	33.1%
Non-Fixed Income	0.0%
Money Market Funds	2.6%
Industries
Healthcare Revenue - Long Term Care	15.2%
Healthcare Revenue - Hospitals	11.9%
Secondary Schools	9.6%
Land Development	6.7%
Airport Revenue	6.4%
Multi-Family Housing Revenue	6.4%
Miscellaneous Revenue - Other	5.9%
Utilities - Other	5.1%
Universities - Colleges	3.6%
Universities - Dormitories	3.5%
Other Industries	23.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHA-SEM

MFS® Municipal High
Income Fund

Class B-MMHBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$70	1.41%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,574,138,505	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	2,135	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Equities	0.0%
Composition including fixed income credit quality
AAA	0.9%
AA	11.6%
A	15.8%
BBB	18.3%
BB	13.0%
B	2.1%
CCC	1.1%
CC	1.5%
Not Rated	33.1%
Non-Fixed Income	0.0%
Money Market Funds	2.6%
Industries
Healthcare Revenue - Long Term Care	15.2%
Healthcare Revenue - Hospitals	11.9%
Secondary Schools	9.6%
Land Development	6.7%
Airport Revenue	6.4%
Multi-Family Housing Revenue	6.4%
Miscellaneous Revenue - Other	5.9%
Utilities - Other	5.1%
Universities - Colleges	3.6%
Universities - Dormitories	3.5%
Other Industries	23.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHB-SEM

MFS® Municipal High
Income Fund
Class C-MMHCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$83	1.66%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,574,138,505	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	2,135	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Equities	0.0%
Composition including fixed income credit quality
AAA	0.9%
AA	11.6%
A	15.8%
BBB	18.3%
BB	13.0%
B	2.1%
CCC	1.1%
CC	1.5%
Not Rated	33.1%
Non-Fixed Income	0.0%
Money Market Funds	2.6%
Industries
Healthcare Revenue - Long Term Care	15.2%
Healthcare Revenue - Hospitals	11.9%
Secondary Schools	9.6%
Land Development	6.7%
Airport Revenue	6.4%
Multi-Family Housing Revenue	6.4%
Miscellaneous Revenue - Other	5.9%
Utilities - Other	5.1%
Universities - Colleges	3.6%
Universities - Dormitories	3.5%
Other Industries	23.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHC-SEM

MFS® Municipal High
Income Fund

Class I-MMIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.66%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,574,138,505	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	2,135	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Equities	0.0%
Composition including fixed income credit quality
AAA	0.9%
AA	11.6%
A	15.8%
BBB	18.3%
BB	13.0%
B	2.1%
CCC	1.1%
CC	1.5%
Not Rated	33.1%
Non-Fixed Income	0.0%
Money Market Funds	2.6%
Industries
Healthcare Revenue - Long Term Care	15.2%
Healthcare Revenue - Hospitals	11.9%
Secondary Schools	9.6%
Land Development	6.7%
Airport Revenue	6.4%
Multi-Family Housing Revenue	6.4%
Miscellaneous Revenue - Other	5.9%
Utilities - Other	5.1%
Universities - Colleges	3.6%
Universities - Dormitories	3.5%
Other Industries	23.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHI-SEM

MFS® Municipal High
Income Fund

Class R6-MMHKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$29	0.58%
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,574,138,505	Average Effective Maturity (yrs):	20.3
Total Number of Holdings:	2,135	Average Effective Duration (yrs):	8.0
Portfolio Turnover Rate (%):	3
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Equities	0.0%
Composition including fixed income credit quality
AAA	0.9%
AA	11.6%
A	15.8%
BBB	18.3%
BB	13.0%
B	2.1%
CCC	1.1%
CC	1.5%
Not Rated	33.1%
Non-Fixed Income	0.0%
Money Market Funds	2.6%
Industries
Healthcare Revenue - Long Term Care	15.2%
Healthcare Revenue - Hospitals	11.9%
Secondary Schools	9.6%
Land Development	6.7%
Airport Revenue	6.4%
Multi-Family Housing Revenue	6.4%
Miscellaneous Revenue - Other	5.9%
Utilities - Other	5.1%
Universities - Colleges	3.6%
Universities - Dormitories	3.5%
Other Industries	23.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMHR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS High Yield Pooled Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Yield Pooled Portfolio
Portfolio of Investments − 7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 94.7%
Aerospace & Defense – 3.6%
ATI, Inc., 5.875%, 6/15/2033		$2,461,000	$2,476,106
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		1,849,000	1,870,470
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		643,000	652,109
Bombardier, Inc., 7.25%, 7/01/2031 (n)		1,009,000	1,050,945
Bombardier, Inc., 7%, 6/01/2032 (n)		700,000	721,224
Bombardier, Inc., 6.75%, 6/15/2033 (n)		1,418,000	1,460,494
MOOG, Inc., 5.5%, 10/15/2034 (n)		1,726,000	1,669,777
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,111,000	1,117,956
TransDigm, Inc., 6.375%, 3/01/2029 (n)		868,000	878,443
TransDigm, Inc., 6.875%, 12/15/2030 (n)		2,816,000	2,886,608
TransDigm, Inc., 6.375%, 5/31/2033 (n)		3,266,000	3,265,173
TransDigm, Inc., 6.125%, 7/31/2034 (n)		1,678,000	1,659,153
			$19,708,458
Airlines – 0.2%
Allegiant Travel Co., 7.125%, 7/01/2031 (n)		$1,275,000	$1,291,929
Auto & Auto Components – 3.1%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$2,974,000	$2,758,308
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		420,000	413,833
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		815,000	810,650
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		1,440,000	1,418,000
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		359,000	368,117
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	952,000	1,099,825
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$481,000	484,613
Cyprium Corp./Cyprium Holdings Co., 6.375%, 4/15/2034 (n)		1,764,000	1,737,878
Dealer Tire Financial LLC, 10.375%, 10/01/2031 (n)		1,819,000	1,766,689
Dexko Global, Inc., 7.5%, 4/15/2032 (n)		802,000	667,761
Dorman Products, Inc., 6.25%, 6/15/2034 (n)		1,652,000	1,656,708
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		1,686,000	1,737,185
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		1,766,000	1,890,441
			$16,810,008
Brokerage & Asset Managers – 2.1%
Aretec Group, Inc., 7.5%, 4/01/2029 (n)		$805,000	$802,897
Aretec Group, Inc., 10%, 8/15/2030 (n)		1,160,000	1,223,648
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		1,199,000	1,194,531
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		772,000	800,005
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		3,828,000	3,808,858
Jefferies Finance LLC, 5%, 8/15/2028 (n)		1,148,000	1,109,880
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		2,405,000	2,440,361
			$11,380,180
Building – 3.6%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$1,702,000	$1,752,328
Core & Main, Inc., 6%, 7/01/2034 (n)		1,167,000	1,160,480
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		802,000	411,923
Knife River Corp., 7.75%, 5/01/2031 (n)		1,279,000	1,319,318
HYPFS-SEM
1

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	$955,000	$611,934
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)	1,410,000	1,180,381
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	625,000	615,373
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	1,490,000	1,378,911
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	652,000	653,791
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	1,718,000	1,694,145
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	3,675,000	3,719,850
QXO Building Products, Inc., 6.5%, 7/15/2031 (n)	1,459,000	1,464,916
QXO Building Products, Inc., 6.875%, 7/15/2034 (n)	1,732,000	1,734,588
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)	1,855,000	1,868,821
		$19,566,759
Business Services – 5.2%
APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)	$1,286,000	$1,366,704
athenahealth, Inc., 6.5%, 2/15/2030 (n)	1,960,000	1,890,572
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)	2,202,000	2,198,309
CACI International, Inc., 6.375%, 6/15/2033 (n)	2,901,000	2,923,449
CoreWeave, Inc., 9.25%, 6/01/2030 (n)	823,000	769,140
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	1,604,000	1,455,410
CoreWeave, Inc., 9.625%, 7/15/2032 (n)	516,000	461,836
Edged Compute LLC, 7.5%, 4/30/2031 (n)	444,000	420,866
Flash Compute LLC, 7.25%, 12/31/2030 (n)	1,288,000	1,300,651
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)	1,584,000	1,254,548
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	2,037,000	1,993,535
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	1,577,000	1,583,060
Iron Mountain, Inc., 6.25%, 1/15/2035 (n)	341,000	336,708
Meridian Arc HoldCo LLC, 6.25%, 4/30/2031 (n)	2,359,000	2,266,605
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)	1,664,000	1,566,854
SE Cosmos LLC, 8.875%, 5/01/2031 (n)	1,382,000	1,363,045
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	1,600,000	1,602,266
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)	2,337,000	2,170,128
Yondr JK 1 LLC, 6.875%, 6/30/2031 (n)	1,429,000	1,360,999
		$28,284,685
Cable TV – 3.4%
Cable One, Inc., 4%, 11/15/2030 (n)	$1,308,000	$486,308
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	3,618,000	3,380,390
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	1,923,000	1,754,550
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	706,000	608,845
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	2,050,000	1,188,149
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	1,290,000	277,350
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	775,000	433,458
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	696,000	706,447
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)	515,000	538,141
DISH DBS Corp., 5.125%, 6/01/2029	1,787,000	1,619,469
EchoStar Corp., 10.75%, 11/30/2029	1,524,355	1,648,899
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)	1,478,029	1,499,017
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	979,000	602,408
Virgin Media Secured Finance PLC, 5.5%, 5/15/2029 (n)	760,000	682,299
Virgin Media Secured Finance PLC, 4.5%, 8/15/2030 (n)	900,000	739,680
Ziggo Bond Co. B.V., 5.125%, 2/28/2030 (n)	2,906,000	2,361,119
		$18,526,529
2

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 2.3%
Chemours Co., 4.625%, 11/15/2029 (n)		$2,444,000	$2,306,360
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		778,000	585,181
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	1,678,000	1,974,745
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$1,467,000	1,456,565
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		1,118,000	1,123,208
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		2,177,000	2,177,000
SCIH Salt Holdings, Inc., 8%, 7/31/2032 (n)(w)		2,098,000	2,082,142
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		1,047,000	1,002,863
			$12,708,064
Conglomerates – 1.2%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$1,606,000	$1,619,741
Columbia Pipelines Holdings Co. LLC, 7.125%, 2/01/2033 (n)		1,440,000	1,450,800
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		1,440,000	1,384,140
ESAB Corp., 5.625%, 4/01/2031 (n)		1,880,000	1,857,270
			$6,311,951
Construction – 1.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,587,000	$1,630,801
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,064,000	1,019,699
Mattamy Group Corp., 6%, 12/15/2033 (n)		1,097,000	1,044,206
New Home Co., 8.5%, 11/01/2030 (n)		1,674,000	1,707,502
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,386,000	1,362,101
			$6,764,309
Consumer Products – 1.9%
Acushnet Co., 5.625%, 12/01/2033 (n)		$1,973,000	$1,934,506
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		1,456,000	714,499
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		1,504,000	1,568,595
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		1,346,000	1,296,314
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		590,000	559,081
Prestige Brands, Inc., 6.25%, 7/15/2034 (n)		1,095,000	1,098,092
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		1,581,000	1,449,588
Thor Industries, Inc., 4%, 10/15/2029 (n)		1,798,000	1,694,723
			$10,315,398
Consumer Services – 2.9%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$808,000	$825,619
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		1,537,000	1,595,793
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		1,688,000	1,650,077
Gaia Purchaser, Inc., 7.625%, 7/15/2033 (n)		1,365,000	1,369,197
Garda World Security Corp., 6.5%, 1/15/2031 (n)		783,000	791,617
Garda World Security Corp., 8.375%, 11/15/2032 (n)		1,971,000	2,002,520
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		2,131,000	2,073,240
Service Corp. International, 5.75%, 10/15/2032		3,335,000	3,307,721
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,468,000	1,385,600
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		657,000	666,217
			$15,667,601
3

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.9%
Ball Corp., 6%, 6/15/2029	$1,263,000	$1,280,087
Ball Corp., 2.875%, 8/15/2030	2,507,000	2,267,059
Crown Americas LLC, 5.875%, 6/01/2033	1,607,000	1,603,728
		$5,150,874
Diversified Financial Services – 6.5%
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$1,653,000	$1,710,860
Azorra Finance Ltd., 6.25%, 2/15/2034 (n)	729,000	714,985
Cobra AcquisitionCo LLC, 6.375%, 11/01/2029 (n)	965,000	838,294
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	807,000	835,417
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	1,366,000	1,364,532
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	1,122,000	1,085,048
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	305,000	291,040
FirstCash, Inc., 6.125%, 5/01/2034 (n)	1,605,000	1,582,199
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/2028 (n)	1,445,000	1,440,199
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	1,516,000	1,558,012
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	458,000	441,506
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	634,000	649,936
Freedom Mortgage Holdings LLC, 8%, 2/01/2032 (n)	878,000	871,129
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	1,284,000	1,304,446
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	1,550,000	1,543,571
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10%, 11/15/2029 (n)	668,000	669,099
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	1,305,000	1,362,676
OneMain Finance Corp., 6.625%, 5/15/2029	1,569,000	1,588,194
OneMain Finance Corp., 5.375%, 11/15/2029	1,156,000	1,129,738
OneMain Finance Corp., 7.5%, 5/15/2031	1,049,000	1,075,225
OneMain Finance Corp., 6.75%, 9/15/2033	1,044,000	1,027,172
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	3,175,000	3,012,591
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	1,023,000	1,031,294
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	2,703,000	2,719,062
Rocket Cos., Inc., 4%, 10/15/2033 (n)	536,000	473,375
Stonebriar ABF Issuer LLC, 7%, 8/15/2031 (n)	1,442,000	1,443,089
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	962,000	996,926
UVM Holdings LLC, 6.25%, 3/15/2031 (n)	819,000	730,751
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	1,730,000	1,732,391
		$35,222,757
Energy - Independent – 4.0%
California Resources Corp., 7%, 1/15/2034 (n)	$2,022,000	$1,980,412
Chord Energy Corp., 6%, 10/01/2030 (n)	476,000	477,595
Chord Energy Corp., 6.75%, 3/15/2033 (n)	1,718,000	1,749,822
CNX Resources Corp., 7.25%, 3/01/2032 (n)	1,973,000	2,029,017
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	2,027,000	2,051,871
Infinity Natural Resource Co., 7.625%, 4/01/2031 (n)	1,604,000	1,600,153
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	1,167,000	1,178,399
Kraken Oil & Gas Partners LLC, 7.125%, 5/15/2031 (n)	610,000	601,576
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	2,114,000	2,149,720
Matador Resources Co., 6.5%, 4/15/2032 (n)	1,137,000	1,134,873
Matador Resources Co., 6%, 4/15/2034 (n)	786,000	760,208
Saturn Oil & Gas, Inc., 8.5%, 7/30/2031 (n)	1,065,000	1,067,952
SM Energy Co., 8.625%, 11/01/2030 (n)	646,000	678,131
SM Energy Co., 8.75%, 7/01/2031 (n)	1,305,000	1,364,443
SM Energy Co., 6.625%, 4/15/2034 (n)	1,316,000	1,307,875
4

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Validus Energy II Midcon LLC, 8%, 8/01/2031 (n)		$1,421,000	$1,414,575
			$21,546,622
Entertainment & Leisure – 2.0%
Life Time, Inc., 6%, 11/15/2031 (n)		$1,229,000	$1,239,470
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)		1,458,000	1,500,926
Oak-EagleAcquireCo., Inc., 7.25%, 7/01/2033 (n)		1,958,000	2,028,827
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		1,060,000	1,067,202
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)		1,665,000	1,684,003
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)		1,358,000	1,344,671
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		1,924,000	1,922,355
			$10,787,454
Food & Beverages – 2.6%
Chobani LLC/Chobani Finance Corp., 6.375%, 4/15/2034 (n)		$1,895,000	$1,899,855
Performance Food Group Co., 6.125%, 9/15/2032 (n)		1,250,000	1,253,531
Performance Food Group Co., 5.625%, 3/01/2034 (n)		1,525,000	1,479,246
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		3,161,000	3,044,848
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		1,365,000	1,327,144
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		2,698,000	2,658,449
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		748,000	740,086
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		1,412,000	1,417,222
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		343,000	344,269
			$14,164,650
Hardware, Peripherals, & Assembly – 0.8%
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		$1,278,000	$1,287,456
Virtusa Corp., 7.125%, 12/15/2028 (n)		1,107,000	905,205
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		2,006,000	2,028,614
			$4,221,275
Industrial – 1.1%
AECOM, 6%, 8/01/2033 (n)		$1,952,000	$1,940,859
APi Escrow Corp., 4.75%, 10/15/2029 (n)		2,935,000	2,865,908
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		1,355,000	1,388,599
			$6,195,366
Insurance - Health – 0.9%
Centene Corp., 4.625%, 12/15/2029		$753,000	$730,513
Centene Corp., 3%, 10/15/2030		1,331,000	1,196,104
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		3,167,000	3,196,121
			$5,122,738
Insurance - Property & Casualty – 3.9%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$511,000	$494,218
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		1,737,000	1,595,950
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		871,000	857,485
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		1,404,000	1,424,709
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		637,000	636,462
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/01/2032 (n)		973,000	978,458
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		1,611,000	1,574,511
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	952,000	1,107,279
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$200,000	203,067
5

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Asurion LLC, 8%, 12/31/2032 (n)		$1,516,000	$1,533,625
Asurion LLC, 8.375%, 2/01/2034 (n)		1,419,000	1,292,862
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		1,714,000	1,728,535
CRC Insurance Group LLC, 7.125%, 6/01/2031 (n)		2,189,000	2,184,878
Hub International Ltd., 5.625%, 12/01/2029 (n)		482,000	480,106
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,917,000	1,973,875
Hub International Ltd., 7.375%, 1/31/2032 (n)		1,483,000	1,516,738
USI, Inc. of New York, 7.5%, 1/15/2032 (n)		1,605,000	1,638,049
			$21,220,807
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)		$2,062,000	$2,014,212
Machinery & Tools – 1.2%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$603,000	$638,660
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		3,195,000	3,297,085
Synergy Infrastructure Holdings LLC, 7%, 7/15/2034 (n)		911,000	919,023
Terex Corp., 6.25%, 10/15/2032 (n)		1,577,000	1,582,660
			$6,437,428
Media – 3.9%
Cimpress PLC, 7.375%, 9/15/2032 (n)		$865,000	$867,485
Discovery Global Holdings, Inc., 4.279%, 3/15/2032		310,000	275,457
Discovery Global Holdings, Inc., 5.05%, 3/15/2042		1,690,000	1,174,550
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		1,487,000	1,395,089
Graham Holdings Co., 5.625%, 12/01/2033 (n)		1,821,000	1,777,184
Gray Media, Inc., 4.75%, 10/15/2030 (n)		620,000	479,141
Gray Media, Inc., 9.625%, 7/15/2032 (n)		1,287,000	1,300,831
Gray Media, Inc., 7.25%, 8/15/2033 (n)		943,000	932,684
Nexstar Media Group, Inc., 6.5%, 9/15/2033 (n)		2,297,000	2,285,227
Nexstar Media Group, Inc., 7.25%, 4/15/2034 (n)		1,136,000	1,138,546
Paramount Global, 4.95%, 1/15/2031		620,000	568,169
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		809,000	739,289
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		1,694,000	1,737,153
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		1,855,000	1,803,903
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		2,232,000	2,227,059
Univision Communications, Inc., 8.875%, 4/15/2033 (n)		920,000	890,767
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		1,134,000	1,168,971
ViacomCBS, Inc., 4.375%, 3/15/2043		929,000	567,989
			$21,329,494
Medical & Health Technology & Services – 3.0%
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		$1,018,000	$855,290
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		2,076,000	1,917,003
Concentra, Inc., 6.875%, 7/15/2032 (n)		348,000	357,847
Encompass Health Corp., 4.75%, 2/01/2030		1,858,000	1,817,074
Encompass Health Corp., 4.625%, 4/01/2031		1,043,000	1,003,921
Encompass Health Corp., 5.875%, 6/01/2034 (n)		665,000	658,387
Fortrea Holdings, Inc., 7.5%, 7/01/2030 (n)		1,492,000	1,519,287
Gruppo San Donato S.p.A., 6.5%, 10/31/2031	EUR	946,000	1,067,360
IQVIA, Inc., 6.5%, 5/15/2030 (n)		$1,515,000	1,543,655
IQVIA, Inc., 6.25%, 6/01/2032 (n)		920,000	931,832
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)		1,283,000	1,337,733
6

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	$1,899,000	$1,904,914
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,229,000	1,145,476
		$16,059,779
Medical Equipment – 0.7%
Insulet Corp., 6.5%, 4/01/2033 (n)	$2,468,000	$2,500,402
Teleflex, Inc., 5.875%, 1/15/2032 (n)	1,445,000	1,432,503
		$3,932,905
Metals & Mining – 2.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2027 (n)	$1,041,000	$551,730
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	711,000	712,490
Coeur Mining, Inc., 6.875%, 4/01/2032 (n)	1,332,000	1,360,824
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	1,900,000	1,897,915
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	1,135,000	1,179,331
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	3,072,000	2,895,245
Hybar LLC, 7.375%, 7/01/2034 (n)	1,005,000	1,008,773
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	1,346,000	1,342,785
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	1,394,000	1,433,788
Mineral Resources Ltd., 6%, 5/01/2032 (n)	1,042,000	1,022,863
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)	901,009	519,496
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,677,000	1,742,629
		$15,667,869
Midstream – 6.5%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)	$3,269,000	$3,204,147
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	1,229,000	1,275,499
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	906,000	926,522
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	1,699,000	1,752,133
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034	1,012,000	1,009,349
Global Partners LP/GLP Finance Corp., 7.125%, 7/01/2033 (n)	1,615,000	1,635,470
NuStar Logistics LP, 6.375%, 10/01/2030	1,834,000	1,870,962
Prairie Acquiror LP, 9%, 8/01/2029 (n)	1,499,000	1,546,247
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	865,000	879,439
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	1,661,000	1,670,446
Sunoco LP, 4.625%, 5/01/2030 (n)	1,565,000	1,506,893
Sunoco LP, 7.25%, 5/01/2032 (n)	2,255,000	2,324,905
Sunoco LP, 6.625%, 8/15/2032 (n)	791,000	798,521
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	2,431,000	2,428,128
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	925,000	946,028
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	1,121,000	1,143,715
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	1,011,000	1,082,195
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	1,546,000	1,598,252
Venture Global LNG, Inc., 6.375%, 12/15/2034 (n)	919,000	895,031
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	2,796,000	2,784,760
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)	600,000	651,011
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)	1,601,000	1,652,010
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	1,407,000	1,472,701
		$35,054,364
7

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.7%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$536,300
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		1,907,000	1,911,613
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	450,000	529,598
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$840,000	874,464
			$3,851,975
Oil Services – 1.1%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$1,645,000	$1,692,662
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		2,409,000	2,460,907
Valaris Ltd., 8.375%, 4/30/2030 (n)		1,511,000	1,564,340
			$5,717,909
Pharmaceuticals & Biotechnology – 1.2%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$2,733,000	$2,793,804
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		405,000	376,661
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	540,645
Genmab A.S., 6.25%, 12/15/2032 (n)		1,873,000	1,890,143
Grifols S.A., 7.125%, 5/01/2030	EUR	911,000	1,093,620
			$6,694,873
Pollution Control – 0.4%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$2,436,000	$2,421,827
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$703,000	$563,364
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		1,207,000	1,226,686
			$1,790,050
Real Estate - Other – 2.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$2,193,000	$2,137,483
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,459,000	2,504,356
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		321,000	326,434
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)		965,000	945,005
Rithm Capital Corp., 8.5%, 6/01/2031 (n)		1,580,000	1,583,858
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		2,025,000	1,994,282
Starwood Property Trust, Inc., 6.125%, 6/01/2031 (n)		612,000	610,551
XHR LP, REIT, 4.875%, 6/01/2029 (n)		1,976,000	1,925,073
			$12,027,042
Refining – 0.4%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$1,464,000	$1,519,368
PBF Holding Co. LLC, 7.25%, 6/01/2034 (n)		509,000	516,916
			$2,036,284
Restaurants – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$2,102,000	$2,123,914
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		1,140,000	1,137,134
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,576,000	1,480,812
			$4,741,860
8

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retail & E-commerce – 2.8%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	$1,951,043	$2,094,462
Carvana Co., 9%, 6/01/2031 (n)	3,616,450	3,977,804
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)	108,000	107,222
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)	1,110,000	1,155,055
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)	1,395,000	1,373,542
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)	1,556,000	1,541,415
Michaels Cos., Inc., 11%, 3/15/2034 (n)	814,000	796,821
Penske Automotive Group Co., 3.75%, 6/15/2029	1,338,000	1,277,632
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)	1,119,000	1,122,575
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)	1,790,000	1,808,630
		$15,255,158
Software – 2.0%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$1,409,000	$1,447,597
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	2,093,000	1,979,952
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)	1,242,000	1,082,838
CoreLogic, Inc., 9%, 8/01/2031 (n)	723,000	712,893
CoreLogic, Inc., 12%, 2/01/2032 (n)	354,000	331,648
Fair Isaac Corp., 6%, 5/15/2033 (n)	1,892,000	1,831,185
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	1,994,000	2,031,575
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)	585,000	612,462
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)	649,000	661,119
		$10,691,269
Supermarkets – 1.1%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)	$3,175,000	$3,075,213
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)	1,527,000	1,590,387
KeHE Distributors LLC/KeHE Finance Corp., 7.125%, 4/30/2033 (n)	1,185,000	1,204,849
		$5,870,449
Telecommunications - Wireless – 0.6%
Altice France S.A., 9.5%, 11/01/2029 (n)	$1,186,873	$1,203,552
Altice France S.A., 6.875%, 10/15/2030 (n)	1,641,513	1,602,717
Altice France S.A., 6.5%, 4/15/2032 (n)	396,493	383,780
		$3,190,049
Telephone Services – 0.8%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)	$945,660	$956,960
Level 3 Financing, Inc., 7%, 3/31/2034 (n)	813,093	827,093
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)	1,567,000	1,545,474
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)	1,184,000	1,209,174
		$4,538,701
Tobacco – 0.2%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)	$1,306,000	$1,326,265
Transportation & Logistics – 0.8%
GB AIT Buyer, Inc., 8.75%, 4/30/2034 (n)	$1,124,000	$1,115,554
RXO, Inc., 6.375%, 5/15/2031 (n)	1,444,000	1,440,914
XPO, Inc., 7.125%, 2/01/2032 (n)	1,572,000	1,620,713
		$4,177,181
9

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Travel, Gaming, & Lodging – 3.4%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$2,697,000	$2,689,022
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	3,176,000	3,130,998
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,776,000	1,607,014
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	806,000	805,769
Light & Wonder International, Inc., 6.25%, 10/01/2033 (n)	1,776,000	1,744,920
Pioneer OpCo LLC, 7%, 5/15/2033 (n)	1,285,000	1,297,415
Voyager Parent LLC, 9.25%, 7/01/2032 (n)	1,421,000	1,509,781
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,261,000	2,213,733
Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033 (n)	853,000	830,163
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,155,000	2,130,337
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	694,000	682,230
		$18,641,382
Utilities – 3.8%
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	$2,128,000	$1,952,010
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)	1,120,000	1,079,961
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)	1,712,000	1,679,474
NRG Energy, Inc., 5.75%, 1/15/2034 (n)	2,713,000	2,642,199
NRG Energy, Inc., 6%, 1/15/2036 (n)	1,978,000	1,935,226
PG&E Corp., 5.25%, 7/01/2030	2,604,000	2,560,872
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	1,142,000	1,159,609
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)	2,020,000	1,981,238
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)	796,000	786,070
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,784,000	1,765,058
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	1,411,000	1,455,147
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	963,000	1,023,502
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	417,000	445,517
		$20,465,883
Total Bonds (Identified Cost, $521,500,859)		$514,902,622
Exchange-Traded Funds – 1.5%
Fixed Income ETFs – 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost, $8,359,650)	223,500	$8,220,330
Common Stocks – 0.1%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)	136,952	$11,333
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,300	$509,553
Total Common Stocks (Identified Cost, $651,262)		$520,886
Mutual Funds (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $12,543,187)	12,542,391	$12,544,899
Other Assets, Less Liabilities – 1.4%		7,369,776
Net Assets – 100.0%		$543,558,513
10

MFS High Yield Pooled Portfolio
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,544,899 and
$523,643,838, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$467,196,159, representing 86.0% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/10/21-12/19/24	$902,372	$519,496
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	12,896	USD	17,290	UBS AG	10/16/2026	$90
Liability Derivatives
USD	6,682,833	EUR	5,825,992	Deutsche Bank AG	10/16/2026	$(55,309)
USD	117,326	EUR	102,195	HSBC Bank	10/16/2026	(869)
USD	532,397	EUR	463,632	State Street Corp.	10/16/2026	(3,824)
						$(60,002)
See Notes to Financial Statements
11

MFS High Yield Pooled Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $530,511,771)	$523,643,838
Investments in affiliated issuers, at value (identified cost, $12,543,187)	12,544,899
Cash	21,015
Foreign currency, at value (identified cost, $120,278)	120,278
Receivables for
Forward foreign currency exchange contracts	90
Investments sold	1,902,431
Fund shares sold	1,151
Interest and dividends	9,441,133
Other assets	521
Total assets	$547,675,356
Liabilities
Payables for
Distributions	$42
Forward foreign currency exchange contracts	60,002
Investments purchased	1,098,230
When-issued investments purchased	2,098,000
Fund shares reacquired	811,017
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	5
Accrued expenses and other liabilities	49,451
Total liabilities	$4,116,843
Net assets	$543,558,513
Net assets consist of
Paid-in capital	$677,994,261
Total distributable earnings (loss)	(134,435,748)
Net assets	$543,558,513
Shares of beneficial interest outstanding	65,980,187
Net asset value per share (net assets of $543,558,513 / 65,980,187 shares of beneficial interest outstanding)	$8.24
See Notes to Financial Statements
12

MFS High Yield Pooled Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/26 (unaudited) Net investment income (loss)
Income
Interest	$17,615,546
Dividends from unaffiliated issuers	256,938
Dividends from affiliated issuers	189,644
Other	102,922
Total investment income	$18,165,050
Expenses
Shareholder servicing costs	$14
Administrative services fee	8,679
Custodian fee	20,037
Shareholder communications	2,363
Audit and tax fees	27,865
Legal fees	1,363
Pricing service fees	4,589
Form N-CEN/N-PORT preparation fees	4,860
Miscellaneous	10,393
Total expenses	$80,163
Fees paid indirectly	(251)
Net expenses	$79,912
Net investment income (loss)	$18,085,138
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,852,125)
Affiliated issuers	(1,303)
Forward foreign currency exchange contracts	162,383
Foreign currency	4,232
Net realized gain (loss)	$(1,686,813)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(13,577,117)
Affiliated issuers	49
Forward foreign currency exchange contracts	150,881
Translation of assets and liabilities in foreign currencies	(1,876)
Net unrealized gain (loss)	$(13,428,063)
Net realized and unrealized gain (loss)	$(15,114,876)
Change in net assets from operations	$2,970,262
See Notes to Financial Statements
13

MFS High Yield Pooled Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26
Change in net assets
From operations
Net investment income (loss)	$18,085,138	$38,396,412
Net realized gain (loss)	(1,686,813)	(1,180,774)
Net unrealized gain (loss)	(13,428,063)	8,977,179
Change in net assets from operations	$2,970,262	$46,192,817
Total distributions to shareholders	$(18,555,580)	$(39,005,078)
Change in net assets from fund share transactions	$5,985,769	$(33,057,785)
Total change in net assets	$(9,599,549)	$(25,870,046)
Net assets
At beginning of period	553,158,062	579,028,108
At end of period	$543,558,513	$553,158,062
See Notes to Financial Statements
14

MFS High Yield Pooled Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$8.48	$8.37	$8.24	$8.05	$8.88	$9.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.58	$0.57	$0.53	$0.47	$0.47
Net realized and unrealized gain (loss)	(0.23)	0.12	0.14	0.20	(0.82)	(0.34)
Total from investment operations	$0.05	$0.70	$0.71	$0.73	$(0.35)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.59)	$(0.58)	$(0.54)	$(0.48)	$(0.50)
Net asset value, end of period (x)	$8.24	$8.48	$8.37	$8.24	$8.05	$8.88
Total return (%) (s)(x)	0.63 (n)	8.64	8.89	9.46	(3.84)	1.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.03 (a)	0.03	0.03	0.02	0.02	0.02
Net investment income (loss)	6.87 (a)	6.91	6.91	6.63	5.77	5.09
Portfolio turnover rate	30 (n)	50	56	44	25	60
Net assets at end of period (000 omitted)	$543,559	$553,158	$579,028	$657,659	$726,615	$997,366

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported
16

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$509,553	$509,553
United Kingdom	11,333	—	—	11,333
U.S. Corporate Bonds	—	456,809,986	—	456,809,986
Foreign Bonds	—	58,092,636	—	58,092,636
Investment Companies	20,765,229	—	—	20,765,229
Total	$20,776,562	$514,902,622	$509,553	$536,188,737

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$90	$—	$90
Forward Foreign Currency Exchange Contracts – Liabilities	—	(60,002)	—	(60,002)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
17

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
Equity Securities
Balance as of 1/31/26	$615,912
Change in unrealized appreciation or depreciation	(106,359)
Balance as of 7/31/26	$509,553
At July 31, 2026, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$90	$(60,002)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$162,383
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$150,881
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
18

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is
19

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions made during the six months ended July 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/26
Ordinary income (including any short-term capital gains)	$39,005,078
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/26
Cost of investments	$544,715,028
Gross appreciation	3,975,211
Gross depreciation	(12,501,502)
Net unrealized appreciation (depreciation)	$(8,526,291)
As of 1/31/26
Undistributed ordinary income	3,374,014
Capital loss carryforwards	(124,103,317)
Other temporary differences	(3,177,740)
Net unrealized appreciation (depreciation)	5,056,613
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(12,381,510)
Long-Term	(111,721,807)
Total	$(124,103,317)
20

MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2026, these costs amounted to $14.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2026 was equivalent to an annual effective rate of 0.0033% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $163,803,276 and $157,720,828, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/26		Year ended 1/31/26
	Shares	Amount	Shares	Amount
Shares sold	5,374,267	$44,701,742	5,369,315	$44,749,514
Shares issued to shareholders in reinvestment of distributions	2,227,527	18,555,580	4,646,039	39,005,078
Shares reacquired	(6,864,213)	(57,271,553)	(13,937,740)	(116,812,377)
Net change	737,581	$5,985,769	(3,922,386)	$(33,057,785)
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 79% and 21%, respectively, of the value of outstanding voting shares of the fund.
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MFS High Yield Pooled Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2026, the fund’s commitment fee and interest expense were $1,272 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended July 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,163,873	$79,173,385	$78,791,105	$(1,303)	$49	$12,544,899

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$189,644	$—
(8) Subsequent Event
On September 2, 2026, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $114,610,934. The redeeming shareholder generally receives a pro rata share, subject to certain exceptions, of the securities held by the fund. The distribution of such securities generated a realized gain of $228,409 for the fund.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Pooled Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Pooled Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
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MFS High Yield Pooled Portfolio
Board Review of Investment Advisory Agreement
MFS High Yield Pooled Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
24

MFS High Yield Pooled Portfolio
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratioof the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
25

MFS High Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Income Fund
Portfolio of Investments − 7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 94.9%
Aerospace & Defense – 3.6%
ATI, Inc., 5.875%, 6/15/2033		$8,659,000	$8,712,149
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		6,847,000	6,926,508
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		2,302,000	2,334,611
Bombardier, Inc., 7.25%, 7/01/2031 (n)		3,417,000	3,559,048
Bombardier, Inc., 7%, 6/01/2032 (n)		2,523,000	2,599,497
Bombardier, Inc., 6.75%, 6/15/2033 (n)		4,989,000	5,138,510
MOOG, Inc., 5.5%, 10/15/2034 (n)		6,219,000	6,016,420
TransDigm, Inc., 6.75%, 8/15/2028 (n)		3,860,000	3,884,167
TransDigm, Inc., 6.375%, 3/01/2029 (n)		3,773,000	3,818,393
TransDigm, Inc., 6.875%, 12/15/2030 (n)		9,903,000	10,151,308
TransDigm, Inc., 6.375%, 5/31/2033 (n)		11,527,000	11,524,080
TransDigm, Inc., 6.125%, 7/31/2034 (n)		5,907,000	5,840,654
			$70,505,345
Airlines – 0.2%
Allegiant Travel Co., 7.125%, 7/01/2031 (n)		$4,485,000	$4,544,552
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.37% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)		$1,015,648	$102
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 5.57% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)		3,254,775	325
			$427
Auto & Auto Components – 3.1%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$10,465,000	$9,706,018
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		1,868,000	1,840,572
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		2,868,000	2,852,691
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		5,070,000	4,992,541
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		1,403,000	1,438,629
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	3,196,000	3,692,268
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$1,710,000	1,722,844
Cyprium Corp./Cyprium Holdings Co., 6.375%, 4/15/2034 (n)		6,220,000	6,127,891
Dealer Tire Financial LLC, 10.375%, 10/01/2031 (n)		6,531,000	6,343,181
Dexko Global, Inc., 7.5%, 4/15/2032 (n)		2,825,000	2,352,152
Dorman Products, Inc., 6.25%, 6/15/2034 (n)		5,818,000	5,834,581
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		5,933,000	6,113,120
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		6,329,000	6,774,973
			$59,791,461
Brokerage & Asset Managers – 2.1%
Aretec Group, Inc., 7.5%, 4/01/2029 (n)		$2,991,000	$2,983,185
Aretec Group, Inc., 10%, 8/15/2030 (n)		4,098,000	4,322,853
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		4,366,000	4,349,727
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		2,614,000	2,708,826
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		13,729,000	13,660,347
Jefferies Finance LLC, 5%, 8/15/2028 (n)		4,069,000	3,933,888
MFHFS-SEM
1

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Osaic Holdings, Inc., 8%, 8/01/2033 (n)	$8,465,000	$8,589,461
		$40,548,287
Building – 3.6%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)	$6,163,000	$6,345,240
Core & Main, Inc., 6%, 7/01/2034 (n)	4,109,000	4,086,043
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	2,827,000	1,452,004
Knife River Corp., 7.75%, 5/01/2031 (n)	4,500,000	4,641,853
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	3,401,000	2,179,255
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)	5,141,000	4,303,787
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	1,873,000	1,844,149
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	5,673,000	5,250,042
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,209,000	2,215,067
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	6,050,000	5,965,993
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	13,203,000	13,364,129
QXO Building Products, Inc., 6.5%, 7/15/2031 (n)	5,137,000	5,157,829
QXO Building Products, Inc., 6.875%, 7/15/2034 (n)	6,093,000	6,102,103
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)	6,702,000	6,751,937
		$69,659,431
Business Services – 5.2%
APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)	$4,524,000	$4,807,908
athenahealth, Inc., 6.5%, 2/15/2030 (n)	7,006,000	6,757,831
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)	7,749,000	7,736,013
CACI International, Inc., 6.375%, 6/15/2033 (n)	10,388,000	10,468,386
CoreWeave, Inc., 9.25%, 6/01/2030 (n)	3,111,000	2,907,405
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	5,558,000	5,043,124
CoreWeave, Inc., 9.625%, 7/15/2032 (n)	1,957,000	1,751,576
Edged Compute LLC, 7.5%, 4/30/2031 (n)	1,582,000	1,499,572
Flash Compute LLC, 7.25%, 12/31/2030 (n)	4,538,000	4,582,574
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)	5,651,000	4,475,665
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	7,168,000	7,015,051
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	5,872,000	5,894,563
Iron Mountain, Inc., 6.25%, 1/15/2035 (n)	1,316,000	1,299,437
Meridian Arc HoldCo LLC, 6.25%, 4/30/2031 (n)	8,473,000	8,141,136
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)	5,930,000	5,583,801
SE Cosmos LLC, 8.875%, 5/01/2031 (n)	4,926,000	4,858,436
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	5,778,000	5,786,182
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)	8,416,000	7,815,061
Yondr JK 1 LLC, 6.875%, 6/30/2031 (n)	5,131,000	4,886,833
		$101,310,554
Cable TV – 3.5%
Cable One, Inc., 4%, 11/15/2030 (n)	$4,694,000	$1,745,205
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	13,084,000	12,224,716
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	6,768,000	6,175,139
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	2,661,000	2,294,811
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	7,540,000	4,370,071
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	4,090,000	879,350
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	3,025,000	1,691,886
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	2,447,000	2,483,730
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)	1,773,000	1,852,670
DISH DBS Corp., 5.125%, 6/01/2029	6,535,000	5,922,344
EchoStar Corp., 10.75%, 11/30/2029	6,077,534	6,574,084
2

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		$5,180,992	$5,254,562
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		3,711,000	2,283,489
Virgin Media Secured Finance PLC, 5.5%, 5/15/2029 (n)		2,535,000	2,275,826
Virgin Media Secured Finance PLC, 4.5%, 8/15/2030 (n)		3,227,000	2,652,165
Ziggo Bond Co. B.V., 5.125%, 2/28/2030 (n)		10,139,000	8,237,917
			$66,917,965
Chemicals – 2.3%
Chemours Co., 4.625%, 11/15/2029 (n)		$8,740,000	$8,247,786
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		2,816,000	2,118,085
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	5,940,000	6,990,457
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$5,169,000	5,132,232
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		3,936,000	3,954,334
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		7,722,000	7,722,000
SCIH Salt Holdings, Inc., 8%, 7/31/2032 (n)(w)		7,468,000	7,411,553
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		3,957,000	3,790,189
			$45,366,636
Conglomerates – 1.2%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$5,651,000	$5,699,350
Columbia Pipelines Holdings Co. LLC, 7.125%, 2/01/2033 (n)		5,068,000	5,106,010
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		5,066,000	4,869,480
ESAB Corp., 5.625%, 4/01/2031 (n)		6,747,000	6,665,427
			$22,340,267
Construction – 1.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$5,648,000	$5,803,885
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		3,689,000	3,535,405
Mattamy Group Corp., 6%, 12/15/2033 (n)		4,043,000	3,848,427
New Home Co., 8.5%, 11/01/2030 (n)		5,895,000	6,012,977
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		4,879,000	4,794,869
			$23,995,563
Consumer Products – 1.9%
Acushnet Co., 5.625%, 12/01/2033 (n)		$7,122,000	$6,983,046
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		5,136,000	2,520,376
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		5,315,000	5,543,274
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		4,566,000	4,397,451
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		2,373,000	2,248,643
Prestige Brands, Inc., 6.25%, 7/15/2034 (n)		3,905,000	3,916,028
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		5,568,000	5,105,190
Thor Industries, Inc., 4%, 10/15/2029 (n)		6,414,000	6,045,578
			$36,759,586
Consumer Services – 2.9%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$2,840,000	$2,901,929
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		5,461,000	5,669,894
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		5,941,000	5,807,528
Gaia Purchaser, Inc., 7.625%, 7/15/2033 (n)		4,814,000	4,828,801
Garda World Security Corp., 6.5%, 1/15/2031 (n)		2,865,000	2,896,529
Garda World Security Corp., 8.375%, 11/15/2032 (n)		6,936,000	7,046,920
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		7,501,000	7,297,689
Service Corp. International, 5.75%, 10/15/2032		12,021,000	11,922,673
3

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	$5,167,000	$4,876,971
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	2,320,000	2,352,545
		$55,601,479
Containers – 1.0%
Ball Corp., 6%, 6/15/2029	$4,644,000	$4,706,829
Ball Corp., 2.875%, 8/15/2030	8,997,000	8,135,911
Crown Americas LLC, 5.875%, 6/01/2033	5,654,000	5,642,489
		$18,485,229
Diversified Financial Services – 6.5%
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$5,816,000	$6,019,577
Azorra Finance Ltd., 6.25%, 2/15/2034 (n)	2,564,000	2,514,708
Cobra AcquisitionCo LLC, 6.375%, 11/01/2029 (n)	3,397,000	2,950,968
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	2,840,000	2,940,005
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	4,810,000	4,804,829
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	3,958,000	3,827,648
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	1,159,000	1,105,953
FirstCash, Inc., 6.125%, 5/01/2034 (n)	5,663,000	5,582,550
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/2028 (n)	5,084,000	5,067,109
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	5,333,000	5,480,789
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	1,739,000	1,676,374
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	2,233,000	2,289,129
Freedom Mortgage Holdings LLC, 8%, 2/01/2032 (n)	3,134,000	3,109,476
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	4,519,000	4,590,961
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	5,498,000	5,475,197
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10%, 11/15/2029 (n)	2,423,000	2,426,986
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	4,750,000	4,959,931
OneMain Finance Corp., 6.625%, 5/15/2029	5,494,000	5,561,211
OneMain Finance Corp., 5.375%, 11/15/2029	4,280,000	4,182,767
OneMain Finance Corp., 7.5%, 5/15/2031	3,465,000	3,551,625
OneMain Finance Corp., 6.75%, 9/15/2033	3,981,000	3,916,829
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	11,282,000	10,704,896
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	3,857,000	3,888,269
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	9,654,000	9,711,368
Rocket Cos., Inc., 4%, 10/15/2033 (n)	1,816,000	1,603,824
Stonebriar ABF Issuer LLC, 7%, 8/15/2031 (n)	5,131,000	5,134,873
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	3,388,000	3,511,005
UVM Holdings LLC, 6.25%, 3/15/2031 (n)	2,883,000	2,572,351
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	6,092,000	6,100,419
		$125,261,627
Energy - Independent – 4.0%
California Resources Corp., 7%, 1/15/2034 (n)	$7,193,000	$7,045,056
Chord Energy Corp., 6%, 10/01/2030 (n)	1,716,000	1,721,748
Chord Energy Corp., 6.75%, 3/15/2033 (n)	6,005,000	6,116,231
CNX Resources Corp., 7.25%, 3/01/2032 (n)	6,977,000	7,175,091
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	7,282,000	7,371,350
Infinity Natural Resource Co., 7.625%, 4/01/2031 (n)	5,659,000	5,645,427
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	4,009,000	4,048,160
Kraken Oil & Gas Partners LLC, 7.125%, 5/15/2031 (n)	2,325,000	2,292,892
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	7,556,000	7,683,674
Matador Resources Co., 6.5%, 4/15/2032 (n)	4,251,000	4,243,047
Matador Resources Co., 6%, 4/15/2034 (n)	2,722,000	2,632,679
4

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Saturn Oil & Gas, Inc., 8.5%, 7/30/2031 (n)	$3,797,000	$3,807,526
SM Energy Co., 8.625%, 11/01/2030 (n)	1,795,000	1,884,280
SM Energy Co., 8.75%, 7/01/2031 (n)	5,187,000	5,423,268
SM Energy Co., 6.625%, 4/15/2034 (n)	4,642,000	4,613,340
Validus Energy II Midcon LLC, 8%, 8/01/2031 (n)	5,063,000	5,040,106
		$76,743,875
Entertainment & Leisure – 2.0%
Life Time, Inc., 6%, 11/15/2031 (n)	$4,533,000	$4,571,617
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	5,192,000	5,344,863
Oak-EagleAcquireCo., Inc., 7.25%, 7/01/2033 (n)	7,055,000	7,310,201
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	3,855,000	3,881,191
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)	5,831,000	5,897,549
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	4,569,000	4,524,156
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	7,423,000	7,416,653
		$38,946,230
Food & Beverages – 2.6%
Chobani LLC/Chobani Finance Corp., 6.375%, 4/15/2034 (n)	$6,776,000	$6,793,360
Performance Food Group Co., 6.125%, 9/15/2032 (n)	4,516,000	4,528,758
Performance Food Group Co., 5.625%, 3/01/2034 (n)	5,298,000	5,139,045
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	11,417,000	10,997,480
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	4,837,000	4,702,855
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	9,593,000	9,452,373
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	2,776,000	2,746,628
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	4,892,000	4,910,091
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	1,365,000	1,370,048
		$50,640,638
Hardware, Peripherals, & Assembly – 0.8%
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)	$4,499,000	$4,532,288
Virtusa Corp., 7.125%, 12/15/2028 (n)	3,828,000	3,130,194
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)	7,174,000	7,254,873
		$14,917,355
Industrial – 1.1%
AECOM, 6%, 8/01/2033 (n)	$6,870,000	$6,830,791
APi Escrow Corp., 4.75%, 10/15/2029 (n)	10,453,000	10,206,929
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	4,767,000	4,885,202
		$21,922,922
Insurance - Health – 0.9%
Centene Corp., 4.625%, 12/15/2029	$2,825,000	$2,740,638
Centene Corp., 3%, 10/15/2030	4,517,000	4,059,206
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)	11,276,000	11,379,683
		$18,179,527
Insurance - Property & Casualty – 3.9%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	$1,832,000	$1,771,834
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	6,077,000	5,583,529
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	3,110,000	3,061,742
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	4,940,000	5,012,865
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	2,202,000	2,200,141
5

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/01/2032 (n)		$3,418,000	$3,437,175
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		5,675,000	5,546,461
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	3,200,000	3,721,948
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$600,000	609,200
Asurion LLC, 8%, 12/31/2032 (n)		5,334,000	5,396,013
Asurion LLC, 8.375%, 2/01/2034 (n)		5,006,000	4,561,005
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		6,087,000	6,138,618
CRC Insurance Group LLC, 7.125%, 6/01/2031 (n)		7,879,000	7,864,162
Hub International Ltd., 5.625%, 12/01/2029 (n)		1,987,000	1,979,193
Hub International Ltd., 7.25%, 6/15/2030 (n)		6,777,000	6,978,067
Hub International Ltd., 7.375%, 1/31/2032 (n)		5,227,000	5,345,914
USI, Inc. of New York, 7.5%, 1/15/2032 (n)		5,650,000	5,766,339
			$74,974,206
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)		$7,258,000	$7,089,791
Machinery & Tools – 1.2%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$2,106,000	$2,230,545
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		11,477,000	11,843,706
Synergy Infrastructure Holdings LLC, 7%, 7/15/2034 (n)		3,220,000	3,248,359
Terex Corp., 6.25%, 10/15/2032 (n)		5,654,000	5,674,292
			$22,996,902
Media – 3.9%
Cimpress PLC, 7.375%, 9/15/2032 (n)		$3,143,000	$3,152,030
Discovery Global Holdings, Inc., 4.279%, 3/15/2032		1,125,000	999,641
Discovery Global Holdings, Inc., 5.05%, 3/15/2042		6,214,000	4,318,730
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		5,232,000	4,908,612
Graham Holdings Co., 5.625%, 12/01/2033 (n)		6,408,000	6,253,812
Gray Media, Inc., 4.75%, 10/15/2030 (n)		2,250,000	1,738,817
Gray Media, Inc., 9.625%, 7/15/2032 (n)		4,529,000	4,577,673
Gray Media, Inc., 7.25%, 8/15/2033 (n)		3,425,000	3,387,533
Nexstar Media Group, Inc., 6.5%, 9/15/2033 (n)		8,022,000	7,980,885
Nexstar Media Group, Inc., 7.25%, 4/15/2034 (n)		4,151,000	4,160,302
Paramount Global, 4.95%, 1/15/2031		2,249,000	2,060,988
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		2,849,000	2,603,504
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		6,125,000	6,281,028
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		6,595,000	6,413,338
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		7,866,000	7,848,588
Univision Communications, Inc., 8.875%, 4/15/2033 (n)		3,343,000	3,236,775
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		3,994,000	4,117,171
ViacomCBS, Inc., 4.375%, 3/15/2043		3,373,000	2,062,245
			$76,101,672
Medical & Health Technology & Services – 2.9%
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		$3,608,000	$3,031,321
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		7,480,000	6,907,120
Concentra, Inc., 6.875%, 7/15/2032 (n)		1,252,000	1,287,428
Encompass Health Corp., 4.75%, 2/01/2030		6,698,000	6,550,465
Encompass Health Corp., 4.625%, 4/01/2031		3,585,000	3,450,678
Encompass Health Corp., 5.875%, 6/01/2034 (n)		2,339,000	2,315,739
Fortrea Holdings, Inc., 7.5%, 7/01/2030 (n)		5,249,000	5,344,999
6

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Gruppo San Donato S.p.A., 6.5%, 10/31/2031	EUR	3,204,000	$3,615,032
IQVIA, Inc., 6.5%, 5/15/2030 (n)		$5,901,000	6,012,611
IQVIA, Inc., 6.25%, 6/01/2032 (n)		2,771,000	2,806,638
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)		4,519,000	4,711,780
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		6,783,000	6,804,125
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		4,326,000	4,032,002
			$56,869,938
Medical Equipment – 0.7%
Insulet Corp., 6.5%, 4/01/2033 (n)		$8,812,000	$8,927,693
Teleflex, Inc., 5.875%, 1/15/2032 (n)		5,089,000	5,044,987
			$13,972,680
Metals & Mining – 2.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2027 (n)		$3,710,000	$1,966,300
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)		2,531,000	2,536,303
Coeur Mining, Inc., 6.875%, 4/01/2032 (n)		4,690,000	4,791,492
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		4,075,000	4,234,161
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)		11,126,000	10,485,840
Hybar LLC, 7.375%, 7/01/2034 (n)		3,527,000	3,540,240
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		4,737,000	4,725,685
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		5,485,000	5,641,554
Mineral Resources Ltd., 6%, 5/01/2032 (n)		3,445,000	3,381,731
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)		2,962,036	1,707,825
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		5,961,000	6,194,284
			$49,205,415
Midstream – 6.5%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)		$11,515,000	$11,286,556
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		4,469,000	4,638,085
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		3,060,000	3,129,312
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		5,958,000	6,144,325
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034		3,854,000	3,843,904
Global Partners LP/GLP Finance Corp., 7.125%, 7/01/2033 (n)		5,757,000	5,829,970
NuStar Logistics LP, 6.375%, 10/01/2030		6,694,000	6,828,911
Prairie Acquiror LP, 9%, 8/01/2029 (n)		5,277,000	5,443,326
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		3,045,000	3,095,830
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		5,916,000	5,949,644
Sunoco LP, 4.625%, 5/01/2030 (n)		5,509,000	5,304,456
Sunoco LP, 7.25%, 5/01/2032 (n)		8,277,000	8,533,587
Sunoco LP, 6.625%, 8/15/2032 (n)		2,812,000	2,838,736
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		9,534,000	9,522,736
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		2,718,000	2,779,788
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		3,947,000	4,026,978
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		3,558,000	3,808,554
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		5,443,000	5,626,963
Venture Global LNG, Inc., 6.375%, 12/15/2034 (n)		3,492,000	3,400,922
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		9,863,000	9,823,351
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		2,060,000	2,235,139
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		5,569,000	5,746,434
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		5,277,000	5,523,415
			$125,360,922
7

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.7%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$3,235,000	$2,041,093
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		7,007,000	7,023,950
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	1,568,000	1,845,355
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$2,957,000	3,078,323
			$13,988,721
Oil Services – 1.0%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$5,790,000	$5,957,759
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		8,639,000	8,825,145
Valaris Ltd., 8.375%, 4/30/2030 (n)		5,373,000	5,562,672
			$20,345,576
Pharmaceuticals & Biotechnology – 1.3%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$9,678,000	$9,893,316
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		1,455,000	1,353,189
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		2,714,000	1,838,735
Genmab A.S., 6.25%, 12/15/2032 (n)		6,910,000	6,973,247
Grifols S.A., 7.125%, 5/01/2030	EUR	3,670,000	4,405,692
			$24,464,179
Pollution Control – 0.4%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$8,571,000	$8,521,131
Precious Metals & Minerals – 0.4%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$6,792,000	$6,784,546
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$2,536,000	$2,032,276
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		4,251,000	4,320,334
			$6,352,610
Real Estate - Other – 2.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$7,773,000	$7,576,223
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		9,601,000	9,778,091
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		1,120,000	1,138,958
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)		2,923,000	2,862,433
Rithm Capital Corp., 8.5%, 6/01/2031 (n)		5,621,000	5,634,727
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		7,366,000	7,254,263
Starwood Property Trust, Inc., 6.125%, 6/01/2031 (n)		2,012,000	2,007,236
XHR LP, REIT, 4.875%, 6/01/2029 (n)		7,098,000	6,915,063
			$43,166,994
Refining – 0.4%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$5,085,000	$5,277,315
PBF Holding Co. LLC, 7.25%, 6/01/2034 (n)		1,811,000	1,839,164
			$7,116,479
Restaurants – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$7,510,000	$7,588,294
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		4,021,000	4,010,891
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		5,590,000	5,252,371
			$16,851,556
8

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retail & E-commerce – 2.8%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	$7,166,476	$7,693,276
Carvana Co., 9%, 6/01/2031 (n)	13,085,283	14,392,757
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)	417,000	413,995
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)	3,907,000	4,065,587
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)	4,910,000	4,834,474
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)	5,548,000	5,495,994
Michaels Cos., Inc., 11%, 3/15/2034 (n)	2,900,000	2,838,798
Penske Automotive Group Co., 3.75%, 6/15/2029	4,712,000	4,499,404
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)	3,940,000	3,952,588
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)	6,700,000	6,769,734
		$54,956,607
Software – 2.0%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$4,958,000	$5,093,814
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	7,417,000	7,016,391
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)	4,626,000	4,033,178
CoreLogic, Inc., 9%, 8/01/2031 (n)	2,576,000	2,539,990
CoreLogic, Inc., 12%, 2/01/2032 (n)	1,264,000	1,184,188
Fair Isaac Corp., 6%, 5/15/2033 (n)	6,748,000	6,531,099
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	7,029,000	7,161,453
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)	2,397,000	2,509,525
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)	2,204,000	2,245,157
		$38,314,795
Supermarkets – 1.1%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)	$11,319,000	$10,963,254
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)	5,733,000	5,970,982
KeHE Distributors LLC/KeHE Finance Corp., 7.125%, 4/30/2033 (n)	4,065,000	4,133,089
		$21,067,325
Telecommunications - Wireless – 0.6%
Altice France S.A., 9.5%, 11/01/2029 (n)	$4,311,474	$4,372,064
Altice France S.A., 6.875%, 10/15/2030 (n)	5,659,304	5,525,549
Altice France S.A., 6.5%, 4/15/2032 (n)	1,458,080	1,411,329
		$11,308,942
Telephone Services – 0.8%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)	$3,382,731	$3,423,153
Level 3 Financing, Inc., 7%, 3/31/2034 (n)	2,827,793	2,876,482
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)	5,664,000	5,586,192
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)	4,192,000	4,281,130
		$16,166,957
Tobacco – 0.2%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)	$4,657,000	$4,729,263
Transportation & Logistics – 0.8%
GB AIT Buyer, Inc., 8.75%, 4/30/2034 (n)	$3,957,000	$3,927,266
RXO, Inc., 6.375%, 5/15/2031 (n)	5,084,000	5,073,134
XPO, Inc., 7.125%, 2/01/2032 (n)	5,654,000	5,829,206
		$14,829,606
9

MFS High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Travel, Gaming, & Lodging – 3.5%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$9,833,000	$9,803,913
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	11,580,000	11,415,920
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	6,468,000	5,852,572
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	2,980,000	2,979,147
Light & Wonder International, Inc., 6.25%, 10/01/2033 (n)	6,328,000	6,217,260
Pioneer OpCo LLC, 7%, 5/15/2033 (n)	4,524,000	4,567,710
Voyager Parent LLC, 9.25%, 7/01/2032 (n)	5,063,000	5,379,323
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	8,109,000	7,939,477
Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033 (n)	3,093,000	3,010,193
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	7,594,000	7,507,089
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	2,482,000	2,439,907
		$67,112,511
Utilities – 3.8%
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	$7,625,000	$6,994,397
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)	3,985,000	3,842,540
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)	6,094,000	5,978,221
NRG Energy, Inc., 5.75%, 1/15/2034 (n)	9,350,000	9,105,995
NRG Energy, Inc., 6%, 1/15/2036 (n)	7,508,000	7,345,639
PG&E Corp., 5.25%, 7/01/2030	9,389,000	9,233,497
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	4,073,000	4,135,802
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)	7,309,000	7,168,748
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)	2,823,000	2,787,785
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	6,764,000	6,692,181
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	5,230,000	5,393,634
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	3,375,000	3,587,041
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	1,371,000	1,464,756
		$73,730,236
Total Bonds (Identified Cost, $1,865,714,195)		$1,838,818,516
Exchange-Traded Funds – 1.5%
Fixed Income ETFs – 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost, $29,202,000)	785,000	$28,872,300
Common Stocks – 0.0%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)	450,230	$37,257
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	3,250	$501,833
Total Common Stocks (Identified Cost, $641,394)		$539,090
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $41,514,997)	41,514,027	$41,522,330
Other Assets, Less Liabilities – 1.5%		28,243,478
Net Assets – 100.0%		$1,937,995,714
10

MFS High Income Fund
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $41,522,330 and
$1,868,229,906, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$1,667,019,823, representing 86.0% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/10/2021-3/29/2022	$3,004,450	$1,707,825
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	19,051	USD	25,543	UBS AG	10/16/2026	$133
Liability Derivatives
USD	29,929,102	EUR	26,091,738	State Street Corp.	10/16/2026	$(247,702)
See Notes to Financial Statements
11

MFS High Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,895,557,589)	$1,868,229,906
Investments in affiliated issuers, at value (identified cost, $41,514,997)	41,522,330
Foreign currency, at value (identified cost, $75)	76
Receivables for
Forward foreign currency exchange contracts	133
Investments sold	6,752,654
Fund shares sold	782,785
Interest and dividends	33,703,466
Other assets	12,163
Total assets	$1,951,003,513
Liabilities
Payable to custodian	$567
Payables for
Distributions	89,263
Forward foreign currency exchange contracts	247,702
Investments purchased	3,125,925
When-issued investments purchased	7,468,000
Fund shares reacquired	1,662,893
Payable to affiliates
Investment adviser	46,555
Administrative services fee	1,482
Shareholder servicing costs	253,824
Distribution and service fees	10,299
Payable for independent Trustees' compensation	179
Accrued expenses and other liabilities	101,110
Total liabilities	$13,007,799
Net assets	$1,937,995,714
Net assets consist of
Paid-in capital	$2,219,207,018
Total distributable earnings (loss)	(281,211,304)
Net assets	$1,937,995,714
Shares of beneficial interest outstanding	632,803,143

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$711,117,354	232,087,061	$3.06
Class B	531,178	173,185	3.07
Class C	9,383,151	3,053,265	3.07
Class I	138,248,930	45,263,993	3.05
Class R1	650,034	211,977	3.07
Class R2	1,084,654	355,899	3.05
Class R3	329,696	107,969	3.05
Class R4	232,140	75,555	3.07
Class R6	1,076,418,577	351,474,239	3.06

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.20 [100 / 95.75 x $3.06]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
12

MFS High Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/26 (unaudited) Net investment income (loss)
Income
Interest	$64,286,280
Dividends from affiliated issuers	1,073,965
Dividends from unaffiliated issuers	993,882
Other	362,494
Total investment income	$66,716,621
Expenses
Management fee	$4,422,019
Distribution and service fees	957,726
Shareholder servicing costs	575,963
Administrative services fee	136,449
Independent Trustees' compensation	19,800
Custodian fee	57,317
Shareholder communications	50,849
Audit and tax fees	50,989
Legal fees	4,683
Miscellaneous	124,679
Total expenses	$6,400,474
Fees paid indirectly	(1,895)
Reduction of expenses by investment adviser and distributor	(135,205)
Net expenses	$6,263,374
Net investment income (loss)	$60,453,247
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(5,814,799)
Affiliated issuers	(159)
Forward foreign currency exchange contracts	739,354
Foreign currency	21,026
Net realized gain (loss)	$(5,054,578)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(49,045,288)
Affiliated issuers	(4,070)
Forward foreign currency exchange contracts	520,911
Translation of assets and liabilities in foreign currencies	(6,518)
Net unrealized gain (loss)	$(48,534,965)
Net realized and unrealized gain (loss)	$(53,589,543)
Change in net assets from operations	$6,863,704
See Notes to Financial Statements
13

MFS High Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26
Change in net assets
From operations
Net investment income (loss)	$60,453,247	$121,120,297
Net realized gain (loss)	(5,054,578)	(3,435,459)
Net unrealized gain (loss)	(48,534,965)	28,667,860
Change in net assets from operations	$6,863,704	$146,352,698
Total distributions to shareholders	$(61,226,952)	$(123,180,454)
Change in net assets from fund share transactions	$(9,234,131)	$58,197,007
Total change in net assets	$(63,597,379)	$81,369,251
Net assets
At beginning of period	2,001,593,093	1,920,223,842
At end of period	$1,937,995,714	$2,001,593,093
See Notes to Financial Statements
14

MFS High Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.15	$3.11	$3.06	$3.00	$3.31	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.19	$0.18	$0.17	$0.14	$0.13
Net realized and unrealized gain (loss)	(0.09)	0.04	0.06	0.06	(0.30)	(0.11)
Total from investment operations	$0.00 (w)	$0.23	$0.24	$0.23	$(0.16)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.19)	$(0.17)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$3.06	$3.15	$3.11	$3.06	$3.00	$3.31
Total return (%) (r)(s)(t)(x)	0.12 (n)	7.67	7.98	8.13	(4.60)	0.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86 (a)	0.87	0.88	0.88	0.89	0.90
Expenses after expense reductions (f)	0.85 (a)	0.85	0.86	0.87	0.87	0.89
Net investment income (loss)	6.00 (a)	6.03	5.98	5.68	4.69	3.88
Portfolio turnover rate	26 (n)	51	57	48	33	64
Net assets at end of period (000 omitted)	$711,117	$741,379	$712,966	$659,654	$625,602	$679,622

Class B	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.15	$3.11	$3.06	$3.00	$3.31	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.16	$0.15	$0.12	$0.11
Net realized and unrealized gain (loss)	(0.08)	0.05	0.05	0.06	(0.30)	(0.12)
Total from investment operations	$0.00 (w)	$0.21	$0.21	$0.21	$(0.18)	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.17)	$(0.16)	$(0.15)	$(0.13)	$(0.12)
Net asset value, end of period (x)	$3.07	$3.15	$3.11	$3.06	$3.00	$3.31
Total return (%) (r)(s)(t)(x)	0.07 (n)	6.87	7.18	7.34	(5.31)	(0.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61 (a)	1.62	1.63	1.63	1.64	1.65
Expenses after expense reductions (f)	1.60 (a)	1.60	1.61	1.62	1.62	1.64
Net investment income (loss)	5.26 (a)	5.30	5.26	4.93	3.91	3.15
Portfolio turnover rate	26 (n)	51	57	48	33	64
Net assets at end of period (000 omitted)	$531	$699	$1,339	$2,315	$2,986	$4,729

See Notes to Financial Statements
15

MFS High Income Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.16	$3.12	$3.07	$3.01	$3.32	$3.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.17	$0.16	$0.15	$0.12	$0.11
Net realized and unrealized gain (loss)	(0.09)	0.04	0.05	0.06	(0.30)	(0.12)
Total from investment operations	$(0.01)	$0.21	$0.21	$0.21	$(0.18)	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.17)	$(0.16)	$(0.15)	$(0.13)	$(0.12)
Net asset value, end of period (x)	$3.07	$3.16	$3.12	$3.07	$3.01	$3.32
Total return (%) (r)(s)(t)(x)	(0.25)(n)	6.87	7.18	7.32	(5.29)	(0.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61 (a)	1.62	1.63	1.63	1.64	1.65
Expenses after expense reductions (f)	1.60 (a)	1.60	1.61	1.62	1.62	1.64
Net investment income (loss)	5.25 (a)	5.28	5.23	4.93	3.92	3.15
Portfolio turnover rate	26 (n)	51	57	48	33	64
Net assets at end of period (000 omitted)	$9,383	$10,015	$10,125	$9,778	$11,888	$16,636

Class I	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.14	$3.10	$3.05	$2.99	$3.30	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.20	$0.19	$0.17	$0.15	$0.14
Net realized and unrealized gain (loss)	(0.09)	0.04	0.05	0.07	(0.30)	(0.11)
Total from investment operations	$0.01	$0.24	$0.24	$0.24	$(0.15)	$0.03
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.20)	$(0.19)	$(0.18)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.05	$3.14	$3.10	$3.05	$2.99	$3.30
Total return (%) (r)(s)(t)(x)	0.23 (n)	7.94	8.25	8.41	(4.38)	0.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61 (a)	0.62	0.63	0.63	0.63	0.65
Expenses after expense reductions (f)	0.60 (a)	0.60	0.61	0.62	0.62	0.64
Net investment income (loss)	6.25 (a)	6.28	6.23	5.91	4.93	4.13
Portfolio turnover rate	26 (n)	51	57	48	33	64
Net assets at end of period (000 omitted)	$138,249	$148,333	$136,995	$127,672	$189,210	$208,682

See Notes to Financial Statements
16

MFS High Income Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.15	$3.11	$3.06	$3.00	$3.31	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.16	$0.15	$0.12	$0.11
Net realized and unrealized gain (loss)	(0.08)	0.05	0.05	0.06	(0.30)	(0.12)
Total from investment operations	$0.00 (w)	$0.21	$0.21	$0.21	$(0.18)	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.17)	$(0.16)	$(0.15)	$(0.13)	$(0.12)
Net asset value, end of period (x)	$3.07	$3.15	$3.11	$3.06	$3.00	$3.31
Total return (%) (r)(s)(t)(x)	0.07 (n)	6.87	7.18	7.33	(5.32)	(0.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62 (a)	1.62	1.63	1.63	1.64	1.65
Expenses after expense reductions (f)	1.60 (a)	1.60	1.61	1.62	1.62	1.64
Net investment income (loss)	5.26 (a)	5.29	5.23	4.93	3.94	3.14
Portfolio turnover rate	26 (n)	51	57	48	33	64
Net assets at end of period (000 omitted)	$650	$722	$826	$775	$695	$946

Class R2	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.13	$3.09	$3.04	$2.98	$3.29	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.18	$0.18	$0.16	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.08)	0.04	0.05	0.07	(0.29)	(0.13)
Total from investment operations	$0.01	$0.22	$0.23	$0.23	$(0.16)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.18)	$(0.18)	$(0.17)	$(0.15)	$(0.14)
Net asset value, end of period (x)	$3.05	$3.13	$3.09	$3.04	$2.98	$3.29
Total return (%) (r)(s)(t)(x)	0.30 (n)	7.41	7.73	7.88	(4.90)	(0.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11 (a)	1.12	1.13	1.13	1.14	1.16
Expenses after expense reductions (f)	1.10 (a)	1.10	1.11	1.12	1.12	1.15
Net investment income (loss)	5.76 (a)	5.78	5.75	5.43	4.44	3.67
Portfolio turnover rate	26 (n)	51	57	48	33	64
Net assets at end of period (000 omitted)	$1,085	$1,197	$1,061	$1,485	$1,606	$2,029

See Notes to Financial Statements
17

MFS High Income Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.14	$3.10	$3.05	$2.99	$3.30	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.19	$0.18	$0.17	$0.14	$0.13
Net realized and unrealized gain (loss)	(0.09)	0.04	0.06	0.06	(0.30)	(0.11)
Total from investment operations	$0.00 (w)	$0.23	$0.24	$0.23	$(0.16)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.19)	$(0.17)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$3.05	$3.14	$3.10	$3.05	$2.99	$3.30
Total return (%) (r)(s)(t)(x)	0.11 (n)	7.67	8.00	8.14	(4.63)	0.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86 (a)	0.87	0.88	0.88	0.89	0.90
Expenses after expense reductions (f)	0.85 (a)	0.85	0.86	0.87	0.87	0.89
Net investment income (loss)	6.00 (a)	6.05	6.00	5.68	4.60	3.90
Portfolio turnover rate	26 (n)	51	57	48	33	64
Net assets at end of period (000 omitted)	$330	$364	$677	$909	$1,295	$2,574

Class R4	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.16	$3.12	$3.06	$3.00	$3.31	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.20	$0.19	$0.18	$0.15	$0.14
Net realized and unrealized gain (loss)	(0.09)	0.04	0.07	0.06	(0.30)	(0.11)
Total from investment operations	$0.01	$0.24	$0.26	$0.24	$(0.15)	$0.03
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.20)	$(0.20)	$(0.18)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.07	$3.16	$3.12	$3.06	$3.00	$3.31
Total return (%) (r)(s)(t)(x)	0.25 (n)	7.93	8.59	8.39	(4.35)	0.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61 (a)	0.62	0.63	0.63	0.64	0.65
Expenses after expense reductions (f)	0.60 (a)	0.60	0.61	0.62	0.62	0.64
Net investment income (loss)	6.25 (a)	6.27	6.27	5.93	4.95	4.15
Portfolio turnover rate	26 (n)	51	57	48	33	64
Net assets at end of period (000 omitted)	$232	$213	$190	$415	$362	$371

See Notes to Financial Statements
18

MFS High Income Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$3.15	$3.11	$3.06	$3.00	$3.31	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.20	$0.20	$0.18	$0.15	$0.15
Net realized and unrealized gain (loss)	(0.09)	0.04	0.05	0.06	(0.30)	(0.12)
Total from investment operations	$0.01	$0.24	$0.25	$0.24	$(0.15)	$0.03
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.20)	$(0.20)	$(0.18)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$3.06	$3.15	$3.11	$3.06	$3.00	$3.31
Total return (%) (r)(s)(t)(x)	0.29 (n)	8.04	8.37	8.52	(4.25)	0.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51 (a)	0.52	0.52	0.52	0.52	0.54
Expenses after expense reductions (f)	0.50 (a)	0.50	0.51	0.51	0.51	0.53
Net investment income (loss)	6.35 (a)	6.38	6.34	6.04	5.05	4.25
Portfolio turnover rate	26 (n)	51	57	48	33	64
Net assets at end of period (000 omitted)	$1,076,419	$1,098,671	$1,056,046	$979,817	$919,902	$1,048,137

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
19

MFS High Income Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported
20

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$501,833	$501,833
United Kingdom	37,257	—	—	37,257
U.S. Corporate Bonds	—	1,631,612,952	—	1,631,612,952
Commercial Mortgage-Backed Securities	—	427	—	427
Foreign Bonds	—	207,205,137	—	207,205,137
Investment Companies	70,394,630	—	—	70,394,630
Total	$70,431,887	$1,838,818,516	$501,833	$1,909,752,236

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$133	$—	$133
Forward Foreign Currency Exchange Contracts – Liabilities	—	(247,702)	—	(247,702)
For further information regarding security characteristics, see the Portfolio of Investments.
21

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/26	$606,580
Change in unrealized appreciation or depreciation	(104,747)
Balance as of 7/31/26	$501,833
 At July 31, 2026, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$133	$(247,702)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$739,354
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$520,911
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
22

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is
23

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the six months ended July 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/26
Ordinary income (including any short-term capital gains)	$123,180,454
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/26
Cost of investments	$1,943,542,686
Gross appreciation	14,066,228
Gross depreciation	(47,856,678)
Net unrealized appreciation (depreciation)	$(33,790,450)
As of 1/31/26
Undistributed ordinary income	7,971,799
Capital loss carryforwards	(239,348,655)
Other temporary differences	(10,796,119)
Net unrealized appreciation (depreciation)	15,324,919
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(21,862,773)
Long-Term	(217,485,882)
Total	$(239,348,655)
24

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/26	Year ended 1/31/26
Class A	$21,898,952	$44,439,847
Class B	16,446	51,244
Class C	254,997	539,005
Class I	4,446,439	9,039,503
Class R1	17,798	38,020
Class R2	34,116	68,442
Class R3	10,594	41,032
Class R4	6,697	13,624
Class R6	34,540,913	68,949,737
Total	$61,226,952	$123,180,454
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion	0.44%
In excess of $3 billion	0.42%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2027. For the six months ended July 31, 2026, this management fee reduction amounted to $134,226, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2026 was equivalent to an annual effective rate of 0.44% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,576 for the six months ended July 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
25

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$900,064
Class B	0.75%	0.25%	1.00%	1.00%	3,080
Class C	0.75%	0.25%	1.00%	1.00%	47,881
Class R1	0.75%	0.25%	1.00%	1.00%	3,338
Class R2	0.25%	0.25%	0.50%	0.50%	2,928
Class R3	—	0.25%	0.25%	0.25%	435
Total Distribution and Service Fees					$957,726
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2026, this rebate amounted to $979 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2026, were as follows:
Amount
Class A	$11,604
Class B	—
Class C	2,901
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2026, the fee was $113,237, which equated to 0.0116% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $462,726.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2026 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $505,173,523 and $496,961,777, respectively.
26

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/26		Year ended 1/31/26
	Shares	Amount	Shares	Amount
Shares sold
Class A	10,700,558	$33,270,610	31,081,866	$96,876,288
Class B	13,352	41,261	6,843	21,283
Class C	188,823	591,754	678,213	2,123,688
Class I	4,609,530	14,286,523	12,445,463	38,667,859
Class R1	5,586	17,322	15,807	49,273
Class R2	10,429	32,177	69,115	213,337
Class R3	4,340	13,433	25,018	78,145
Class R4	6,636	20,527	14,445	43,884
Class R6	13,222,127	41,085,176	38,943,496	121,335,013
	28,761,381	$89,358,783	83,280,266	$259,408,770
Shares issued to shareholders in reinvestment of distributions
Class A	6,973,791	$21,599,139	14,013,395	$43,752,357
Class B	4,869	15,093	15,509	48,403
Class C	80,251	249,379	166,526	521,485
Class I	1,408,722	4,349,238	2,830,734	8,814,464
Class R1	5,742	17,798	12,161	38,005
Class R2	11,067	34,072	22,033	68,442
Class R3	3,432	10,594	13,181	41,032
Class R4	2,156	6,697	4,351	13,624
Class R6	11,099,371	34,356,354	21,976,378	68,583,847
	19,589,401	$60,638,364	39,054,268	$121,881,659
Shares reacquired
Class A	(20,972,472)	$(65,096,701)	(38,987,053)	$(121,445,034)
Class B	(66,647)	(207,294)	(230,709)	(717,916)
Class C	(386,196)	(1,196,977)	(920,712)	(2,877,388)
Class I	(7,994,553)	(24,817,624)	(12,227,579)	(37,953,455)
Class R1	(28,528)	(89,069)	(64,113)	(198,496)
Class R2	(47,779)	(146,453)	(51,942)	(157,328)
Class R3	(15,722)	(48,593)	(140,665)	(442,552)
Class R4	(770)	(2,424)	(12,144)	(38,280)
Class R6	(21,826,370)	(67,626,143)	(51,721,064)	(159,262,973)
	(51,339,037)	$(159,231,278)	(104,355,981)	$(323,093,422)
Net change
Class A	(3,298,123)	$(10,226,952)	6,108,208	$19,183,611
Class B	(48,426)	(150,940)	(208,357)	(648,230)
Class C	(117,122)	(355,844)	(75,973)	(232,215)
Class I	(1,976,301)	(6,181,863)	3,048,618	9,528,868
Class R1	(17,200)	(53,949)	(36,145)	(111,218)
Class R2	(26,283)	(80,204)	39,206	124,451
Class R3	(7,950)	(24,566)	(102,466)	(323,375)
Class R4	8,022	24,800	6,652	19,228
Class R6	2,495,128	7,815,387	9,198,810	30,655,887
	(2,988,255)	$(9,234,131)	17,978,553	$58,197,007
27

MFS High Income Fund
Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2035 Fund were the owners of record of approximately 14%, 13%, 7%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2050 Fund were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2026, the fund’s commitment fee and interest expense were $4,599 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended July 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$58,519,785	$245,588,772	$262,581,998	$(159)	$(4,070)	$41,522,330

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,073,965	$—
28

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
29

MFS High Income Fund
Board Review of Investment Advisory Agreement
MFS High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2025 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2025, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s five-year performance as compared to
30

MFS High Income Fund
Board Review of Investment Advisory Agreement - continued
its Broadridge performance universe improved for the period ended December 31, 2025, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.4 billion and $3 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
31

MFS Municipal High Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Municipal High Income Fund
Portfolio of Investments − 7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Alabama – 3.4%
Alabama Energy Southeast Cooperative District, Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	$4,980,000	$5,263,675
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “B”, 5%, 11/01/2033	3,420,000	3,578,854
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	13,500,000	14,656,627
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “C”, 5%, 5/01/2055 (Put Date 2/01/2031)	2,385,000	2,515,280
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.5%, 9/01/2045	715,000	773,542
Alabama State University, Board of Trustees, General Tuition & Fee Rev., AGM, 5.75%, 9/01/2050	925,000	1,000,994
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	8,735,000	8,999,885
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “B”, 4.625%, 6/01/2055 (Put Date 6/01/2032)	915,000	925,909
Baldwin County, AL, Point Clear Club Improvement District, Assessment Rev., “A”, 5.5%, 6/01/2046	1,500,000	1,470,591
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2050 (u)	1,660,000	1,725,828
Birmingham, AL, Special Care Facilities Financing Authority, Children's Hospital Health Care Facilities Rev., “A”, 5.25%, 6/01/2055 (u)	2,490,000	2,561,928
Birmingham, AL, Special Care Facilities Financing Authority, Refunding & Improvement Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,335,000	1,335,537
Birmingham, AL, Special Care Facilities Financing Authority, Refunding & Improvement Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,685,440
Birmingham, AL, Special Care Facilities Financing Authority, Refunding & Improvement Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,525,000	6,343,547
Birmingham, AL, Special Care Facilities Financing Authority, Refunding & Improvement Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,482,373
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	12,220,000	12,317,913
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.25%, 6/01/2036	26,150,000	27,487,884
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,298,208
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	5,175,000	5,379,554
Black Belt Energy Gas District, AL, Gas Project Rev., “H-1”, 5%, 1/01/2034	2,605,000	2,695,942
Black Belt Energy Gas District, AL, Gas Project Rev., “I”, 5%, 6/01/2036	18,150,000	18,525,418
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	14,385,000	14,842,851
Homewood, AL, Educational Building Authority Rev. (CHF - Horizons II LLC, Student Housing & Parking Project at Samford University), “C”, 5.5%, 10/01/2054	1,975,000	1,993,259
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), “A”, 6%, 1/01/2060	3,045,000	2,597,010
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), Capital Appreciation, “B”, 0%, 1/01/2060	641,302	33,527
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,165,000	2,184,077
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,820,000	1,859,332
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	14,410,000	14,969,215
Lauderdale County, AL, Agriculture Center Authority Rev., 4.75%, 7/01/2064	795,000	743,869
Lauderdale County, AL, Agriculture Center Authority Rev., 5.25%, 7/01/2064	775,000	783,123
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 5%, 11/01/2050	12,000,000	11,450,740
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2031 (a)(d)	1,565,000	985,950
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2033 (a)(d)	1,395,000	878,850
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044 (a)(d)	1,800,000	1,134,000
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049 (a)(d)	3,500,000	2,205,000
MMHFS-SEM

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Alabama – continued
Stadium Trace Village District, AL, Development Incentive Anticipation Bonds, 3.625%, 3/01/2036	$1,370,000	$1,242,600
		$186,928,332
Alaska – 0.4%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$875,415
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,270,469
Alaska Railroad Corp., Cruise Port Rev., AGM, 6%, 10/01/2050	1,530,000	1,654,225
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2054	4,375,000	4,530,165
Anchorage, AK, Port Rev., “A”, 5.5%, 2/01/2056	1,835,000	1,912,216
Anchorage, AK, Port Rev., “A”, AGM, 5.75%, 2/01/2051	2,900,000	3,115,409
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	61,290,000	6,662,585
		$20,020,484
Arizona – 2.8%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2039 (n)	$870,000	$870,146
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	120,301
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	1,395,000	1,284,989
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	414,209
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	2,185,000	1,939,233
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	410,000	388,506
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	1,140,000	1,062,353
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 5.5%, 7/01/2056	250,000	237,905
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 5.75%, 7/01/2061	600,000	582,848
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.5%, 7/01/2038 (n)	1,065,000	1,067,344
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.625%, 7/01/2048 (n)	2,050,000	2,049,775
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “B”, 5.75%, 7/01/2053 (n)	6,190,000	6,099,766
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	450,000	449,524
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	740,000	692,343
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	2,340,000	2,125,679
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	770,000	769,185
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	770,000	720,411
Arizona Industrial Development Authority, Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	735,000	667,681
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	400,657
Arizona Industrial Development Authority, Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	985,000	918,629
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	375,000	370,213
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	1,975,000	1,875,441
Arizona Industrial Development Authority, Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	1,605,000	1,507,358
Arizona Industrial Development Authority, Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	965,609
Arizona Industrial Development Authority, Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	3,200,000	2,909,906
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	575,000	572,547
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,298,797
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,296,065
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028 (n)	675,000	675,307
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038 (n)	1,810,000	1,810,742
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048 (n)	3,100,000	3,102,488
Arizona Industrial Development Authority, Education Rev. (Pinecrest Academy of Northern Nevada Project), “A”, 4.5%, 7/15/2029	225,000	219,045

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	$460,000	$427,612
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	1,090,000	930,038
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	435,000	326,453
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	245,000	241,503
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	340,000	336,398
Arizona Industrial Development Authority, Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	600,000	545,081
Arizona Industrial Development Authority, Senior National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	2,450,000	2,080,564
Arizona Industrial Development Authority, Solid Waste Disposal Rev. (Copper World LLC Project), “A”, 4.5%, 7/01/2046 (Put Date 7/02/2036)	2,000,000	1,993,230
Arizona Salt Verde Financial Corp., Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,062,442
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,280,756	1,060,625
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	830,000	775,105
Glendale, AZ, Industrial Development Authority, Refunding Rev,. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	251,052
Glendale, AZ, Industrial Development Authority, Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	130,000	129,983
Glendale, AZ, Industrial Development Authority, Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	300,014
Glendale, AZ, Industrial Development Authority, Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,659,500
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2041	1,000,000	979,644
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	5,955,000	5,228,151
Goodyear, AZ, Estrella Mountain Ranch Community Facilities District, Montecito Assessment District No. 4, Special Assessment Rev., 5.05%, 7/01/2040	420,000	418,251
Goodyear, AZ, Estrella Mountain Ranch Community Facilities District, Montecito Assessment District No. 4, Special Assessment Rev., 5.8%, 7/01/2049	900,000	893,529
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2041	430,000	383,342
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2046	345,000	290,899
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation - Harmony Public Schools Project), “A”, 4%, 2/15/2051	580,000	465,292
La Paz County, AZ, Industrial Development Authority, Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	804,396
La Paz County, AZ, Industrial Development Authority, Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	415,700
Maricopa County, AZ, Industrial Development Authority Rev. (Paradise Schools Project), 5.625%, 7/01/2045	535,000	539,504
Maricopa County, AZ, Industrial Development Authority Rev. (Paradise Schools Project), 5.875%, 7/01/2060	1,055,000	1,036,698
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	543,217
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2050	1,130,000	1,070,003
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	852,303
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.25%, 7/01/2055	1,020,000	952,334
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 5.5%, 7/01/2060	2,040,000	1,959,955
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2039 (n)	1,115,000	1,115,492

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “B”, 5%, 7/01/2054 (n)	$2,660,000	$2,397,811
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, 5.75%, 3/01/2056	2,640,000	2,851,270
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	855,000	851,873
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,344,051
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	3,620,986
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	1,895,000	1,894,994
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	650,000	649,998
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	3,065,000	2,919,513
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	1,770,000	1,677,698
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2034	5,315,000	5,316,926
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2036	815,000	816,306
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2041	660,000	656,981
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2044	3,970,000	3,972,219
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Projects), “A”, 5%, 7/01/2046	1,235,000	1,207,802
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Projects), 5%, 7/01/2035 (n)	1,330,000	1,330,230
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Projects), 5%, 7/01/2045 (n)	1,570,000	1,483,972
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Projects), 5%, 7/01/2046 (n)	3,935,000	3,672,280
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2041 (n)	2,605,000	1,731,089
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4%, 12/01/2051 (n)	8,630,000	5,024,313
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “A”, 4.15%, 12/01/2057 (n)	3,245,000	1,852,694
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC Project), “B”, 5.75%, 12/15/2057 (n)	8,330,000	5,621,749
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	540,000	538,436
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	1,325,000	1,288,022
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,025,690
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	500,000	502,754
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	555,000	549,063
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034 (n)	555,000	554,692
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039 (n)	655,000	624,636
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	510,000	425,864
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	2,735,000	2,283,801
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049 (n)	1,235,000	1,070,812
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	3,020,000	2,228,824
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	780,000	575,657
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	685,000	486,427

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Pima County, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	$3,420,000	$2,428,586
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	1,825,000	1,953,452
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	5,160,000	5,450,942
Pima County, AZ, Industrial Development Authority, Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	2,320,000	2,459,247
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	1,440,000	1,348,974
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2054 (n)	1,750,000	1,463,042
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	1,095,000	1,013,288
Tempe, AZ, Industrial Development Authority, Refunding Rev. (Friendship Village of Tempe Project), “A”, 5.625%, 12/01/2055	525,000	536,385
Tempe, AZ, Industrial Development Authority, Refunding Rev. (Friendship Village of Tempe Project), “A”, 5.625%, 12/01/2060	3,550,000	3,598,718
		$157,835,379
Arkansas – 0.2%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$540,000	$537,964
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,612,441
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	159,481
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	663,145
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	529,599
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	579,162
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	180,000	142,015
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	520,000	368,058
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	195,000	160,903
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	1,235,000	773,447
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	850,000	565,119
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	2,337,035
Fayetteville, AR, Public Facilities Board Retirement Facilities Rev. (Butterfield Trail Village Project), 5.5%, 12/01/2054	1,100,000	1,118,645
Fayetteville, AR, Public Facilities Board Retirement Facilities Rev. (Butterfield Trail Village Project), 5.5%, 12/01/2060	2,025,000	2,040,014
		$11,587,028
California – 6.0%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2036	$6,935,000	$7,116,188
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	25,510,000	26,738,171
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 6/01/2036	7,200,000	7,663,357
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,470,000	8,052,730
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “G”, 5%, 10/01/2034	11,405,000	12,057,356
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	6,060,000	5,546,079
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	7,385,000	1,541,147
California Housing Finance Agency Municipal Certificates, “B”, 4.34%, 12/20/2043	2,000,000	1,996,959
California Housing Finance Agency Municipal Certificates, “X”, 0.794%, 8/20/2036 (i)(n)	25,473,140	1,022,242
California Housing Finance Agency Municipal Certificates, “X”, 0.358%, 9/20/2036 (i)	141,650,597	2,900,664
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,326,612
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	370,000	383,788
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046 (n)	5,470,000	5,306,084
California Municipal Finance Authority Rev. (Clay Lacy Aviation Facilities - John Wayne Airport, Orange County Project), 5%, 1/01/2041	750,000	757,564

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Municipal Finance Authority Rev. (Clay Lacy Aviation Facilities - John Wayne Airport, Orange County Project), 6%, 1/01/2055	$1,110,000	$1,159,238
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), “A”, 5.69%, 9/01/2035	6,231,000	6,209,861
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,371,592
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,265,170
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	204,966
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	6,550,000	4,893,472
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,325,000	1,529,479
California Municipal Finance Authority Rev., “B”, 3.537%, 6/20/2049	2,278,187	1,478,560
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	400,000	395,201
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,483,535
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,370,000	3,352,073
California Municipal Finance Authority, Multi-Family Housing Rev. (21010 Vanowen), “A-S”, 8%, 2/01/2057 (Put Date 10/01/2045)	2,500,000	2,500,000
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	2,120,000	1,990,695
California Municipal Finance Authority, Multi-Family Housing Rev. (Palm Desert Family Housing), “B”, 8%, 6/01/2056 (Put Date 12/01/2044)	4,000,000	4,000,000
California Municipal Finance Authority, Multi-Family Housing Rev. (Warner Center II), “A-S”, 8%, 6/01/2058 (Put Date 4/01/2046)	3,000,000	2,962,928
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	1,650,000	1,142,195
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,380,000	2,827,763
California Pollution Control Financing Authority, Solid Waste Disposal Refunding Rev. (Republic Services, Inc. Project), 2.875%, 7/01/2043 (Put Date 8/17/2026)	2,930,000	2,929,599
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(d)(z)	2,250,000	25,312
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	11,405,000	128,306
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	12,637,937	126
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	435,187
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	424,907
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,670,000	1,673,554
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	5,270,000	4,940,618
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	3,875,000	3,477,129
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	3,945,000	3,464,209
California Public Finance Authority, Senior Living Rev. (Enso Verde Project), “A”, 11%, 5/15/2028	2,200,000	2,211,793
California Public Finance Authority, Senior Living Rev. (Kendal at Ventura Project), Capital Appreciation, “A”, 0%, 5/15/2028 (n)	7,490,000	10,502,408
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041 (n)	625,000	622,156
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2061 (n)	1,145,000	886,136
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (a)(d)(z)	1,325,000	795,000
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5%, 7/01/2042 (n)	2,470,000	2,476,295
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.25%, 7/01/2052 (n)	2,000,000	1,957,534
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.375%, 7/01/2056 (n)	995,000	980,566
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project), “A”, 5.5%, 7/01/2062 (n)	1,775,000	1,765,320
California School Finance Authority, Charter School Rev. (Magnolia Public Schools - Obligated Group), “A”, 5.25%, 7/01/2056	1,045,000	1,015,127
California School Finance Authority, Charter School Rev. (Magnolia Public Schools - Obligated Group), “A”, 5.375%, 7/01/2065	2,530,000	2,434,520
California School Finance Authority, School Facility Rev. (Alliance for College - Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,150,000	1,136,355
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	750,000	705,283
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	470,000	470,035
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	544,978
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,310,705
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	3,360,000	2,824,925
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	1,370,000	1,374,870
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	2,045,000	1,958,557

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	$4,585,000	$4,611,327
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,515,000	2,540,558
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	3,000,000	3,000,634
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	8,650,251
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	580,000	589,637
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	725,000	732,125
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	2,550,000	2,541,381
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	1,280,000	1,247,676
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,630,000	1,917,173
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	8,690,000	7,149,840
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Sunterra Apartments), “D-S-A”, 7.5%, 1/01/2037	1,500,000	1,445,770
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	7,495,000	7,824,377
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	13,920,000	12,579,926
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	3,806,589
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,735,000	1,346,473
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	1,080,000	789,439
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	4,180,000	4,385,373
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	3,605,000	3,782,122
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	199,223
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	100,000	97,182
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	180,000	174,927
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	285,000	260,002
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	170,000	155,089
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	235,000	207,149
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	170,000	149,852
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	9,868,492
Sacramento County, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-1”, 0%, 6/01/2060	18,750,000	2,962,142
San Francisco, CA, City & County Airports Commission, International Airport Refunding Rev., “C”, 5.5%, 5/01/2042	7,115,000	7,660,629
San Francisco, CA, City & County Airports Commission, International Airport Refunding Rev., “C”, 5.5%, 5/01/2043	5,285,000	5,672,208
San Francisco, CA, City & County Airports Commission, International Airport Refunding Rev., “C”, 5.75%, 5/01/2048	5,135,000	5,497,242
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.5%, 5/01/2055 (u)	19,090,000	20,040,779
San Francisco, CA, City & County Redevelopment Successor Agency (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	225,100
Southern California Public Power Authority, Clean Energy II Project Rev. (Green Bonds), “A”, 5%, 11/01/2033	10,255,000	10,737,844
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	2,070,000	1,494,128
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	8,810,000	8,544,476
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	9,125,000	8,270,559
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,970,000	6,658,195
		$332,463,068
Colorado – 2.0%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	$90,000	$91,868
Arvada, Jefferson County, CO, Jefferson Center Metropolitan District No. 2, Special Refunding Rev., “A”, 6%, 12/01/2056	5,000,000	4,981,469
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	895,205
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	350,000	350,086
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,074,281

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	$490,000	$490,423
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	245,000	245,206
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	345,000	345,713
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	1,770,000	1,693,507
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,426,774
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	3,723,850
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	297,810
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	344,548
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	349,515
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,000,246
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,547,860
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	430,206
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	925,000	749,814
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2036	175,000	167,441
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2041	175,000	154,150
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2051	350,000	280,478
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	610,000	462,429
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2052	750,000	705,690
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2057	1,750,000	1,621,686
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2062	2,200,000	2,013,940
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2031 (n)	405,000	388,220
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2041 (n)	600,000	487,520
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2051 (n)	715,000	509,466
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	2,030,000	1,350,043
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	2,635,000	2,472,662
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	3,210,000	3,365,070
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,870,000	4,985,828
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,880,000	3,341,688
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2045	1,625,000	1,662,033
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2050	2,195,000	2,195,842
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5.125%, 12/01/2055	1,475,000	1,446,942
Colorado Health Facilities Authority Rev. (Frasier Meadows Manor Project), “A”, 4%, 5/15/2041	1,375,000	1,280,381
Colorado Health Facilities Authority Rev. (Frasier Meadows Manor Project), “A”, 4%, 5/15/2048	2,600,000	2,227,845
Colorado Health Facilities Authority Rev. (Frasier Meadows Manor Project), “A”, 5.25%, 5/15/2048	600,000	608,598
Colorado Health Facilities Authority, Health Care Facilities Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 8/01/2043 (a)(d)	2,975,000	1,636,250
Colorado Housing & Finance Authority, Mortgage-Backed Securities (Fitzsimons Gateway Apartments Project), “A”, FNMA, 4.48%, 3/01/2044	1,352,566	1,310,765
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, GNMA, 4.75%, 5/01/2049	2,145,000	2,164,265
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	3,360,000	3,045,457
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	3,150,000	2,753,830
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	865,000	872,676
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,799,849

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	$2,670,000	$2,609,854
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,666,025
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	795,131
Denver, CO, Health & Hospital Authority Rev., “A”, 5.125%, 12/01/2050	500,000	486,824
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 12/01/2055	1,680,000	1,772,836
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 4.375%, 12/01/2044	1,000,000	966,574
Douglas County, CO, Mirabelle Metropolitan District No. 2, Limited Tax General Obligation Refunding, “A”, AGM, 4.5%, 12/01/2049	1,686,000	1,600,833
Douglas County, CO, Pinery Meadows Metropolitan District No. 1, Limited Tax General Obligation, “A”, 6%, 8/01/2056 (w)	1,095,000	1,094,996
El Paso County, CO, Pinon Pines Metropolitan District No. 3, General Obligation, Convertible Capital Appreciation, 0% to 12/01/2027, 5.875% to 12/01/2054	7,478,000	6,994,594
Erie, CO, Parkdale Community Authority, Limited Tax Supported Refunding Rev. (District No.1), “A”, AGM, 5.375%, 12/01/2045	909,000	954,685
Erie, CO, Parkdale Community Authority, Limited Tax Supported Refunding Rev. (District No.1), “A”, AGM, 5%, 12/01/2050	909,000	917,737
Erie, CO, Parkdale Community Authority, Limited Tax Supported Refunding Rev. (District No.1), “A”, AGM, 5.5%, 12/01/2055	909,000	938,277
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.125%, 6/01/2055	2,610,000	2,654,328
Gunnison County, CO, Housing Authority, General Rev. (Whetstone Housing Project), BAM, 5.25%, 6/01/2059	2,220,000	2,269,114
Larimer County, CO, Kinston Metropolitan District No. 5, General Obligation Refunding and Improvement (City of Loveland), “A”, 5.5%, 12/01/2045	500,000	510,528
Larimer County, CO, Kinston Metropolitan District No. 5, General Obligation Refunding and Improvement (City of Loveland), “A”, 5.75%, 12/01/2055	1,750,000	1,763,610
Loretto Heights, CO, Community Authority Special Rev., 4.875%, 12/01/2051 (n)(r)	14,945,000	11,761,956
Vail, CO, Certificates of Participation, 5.5%, 12/01/2064	2,205,000	2,326,910
		$111,434,237
Connecticut – 1.2%
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	$2,790,000	$2,832,936
Ansonia, CT, Certificates of Participation (Ansonia Fuel Cell Project), 4.75%, 12/01/2045	2,790,000	2,832,936
Connecticut Aquarion Water Authority, Water System Rev., Capital Appreciation, “E”, BAM, 0%, 8/01/2043	1,050,000	476,059
Connecticut Aquarion Water Authority, Water System Rev., Capital Appreciation, “E”, BAM, 0%, 8/01/2044	1,300,000	554,769
Connecticut Aquarion Water Authority, Water System Rev., Capital Appreciation, “E”, BAM, 0%, 8/01/2045	1,400,000	561,142
Connecticut Aquarion Water Authority, Water System Rev., Capital Appreciation, “E”, BAM, 0%, 8/01/2048	635,000	206,288
Connecticut Aquarion Water Authority, Water System Rev., Capital Appreciation, “E”, BAM, 0%, 8/01/2050	1,480,000	427,834
Connecticut Aquarion Water Authority, Water System Rev., Capital Appreciation, “E”, BAM, 0%, 8/01/2052	1,200,000	307,653
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 5.25%, 7/15/2048	1,790,000	1,855,075
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical), “E”, 4.25%, 7/15/2053	2,055,000	1,818,977
Connecticut Health & Educational Facilities Authority Rev. (Fairview Issue), “A”, 5.875%, 12/15/2046	1,930,000	1,940,613
Connecticut Health & Educational Facilities Authority Rev. (Fairview Issue), “A”, 6.25%, 12/15/2053	1,585,000	1,597,742
Connecticut Health & Educational Facilities Authority Rev. (Fairview Issue), “A”, 6.375%, 12/15/2061	3,260,000	3,284,425
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	900,000	876,267
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,029,696
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	8,486,589
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	400,000	401,578
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,368,269
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	2,342,193
Connecticut Mohegan Tribal Finance Authority, Economic Development, 7%, 2/01/2045 (n)	17,705,000	17,838,983
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,120,000	2,189,982
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,040,000	5,127,290
Norwalk, CT, Housing Authority, Multi-Family (Monterey Village Apartments), FNMA, 4.4%, 9/01/2042	1,820,000	1,735,859
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “A”, 6.5%, 10/01/2055	1,730,000	1,786,829
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “A”, 6.25%, 10/01/2060	1,600,000	1,616,690
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	155,000	153,996
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	255,000	243,141
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	300,000	270,216
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 5.625%, 4/01/2044	395,000	407,667

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – continued
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	$860,000	$675,822
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 6%, 4/01/2052 (n)	690,000	704,624
		$66,952,140
Delaware – 0.5%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	$620,000	$607,799
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	919,283
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,502,899
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operatoins, Inc. Project), “A”, 5.25%, 2/01/2046	525,000	500,741
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operatoins, Inc. Project), “A”, 5.75%, 2/01/2056	665,000	637,845
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operatoins, Inc. Project), “A”, 5.75%, 2/01/2061	620,000	587,642
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,237,399
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,033,158
Delaware Health Facilities Authority Rev. (Christiana Care Health System), 5.25%, 10/01/2051 (u)	10,000,000	10,428,742
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2040	750,000	747,758
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	965,908
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2053	895,000	816,429
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,040,311
		$25,025,914
District of Columbia – 1.2%
District of Columbia Refunding Rev. (Catholic University of America), “A”, 5.75%, 10/01/2055	$1,935,000	$1,952,077
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2039 (n)	2,090,000	1,972,197
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2049 (n)	1,330,000	1,146,279
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2056 (n)	1,680,000	1,389,108
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5.625%, 6/01/2044 (n)	750,000	719,953
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5.75%, 6/01/2054 (n)	500,000	455,643
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 6%, 6/01/2058 (n)	305,000	285,545
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2061 (n)	2,100,000	1,705,265
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	2,255,000	2,313,252
District of Columbia, Housing Finance Agency, Multi-Family Sustainable Mortgage Rev. (Edmonson), FNMA, 4.8%, 6/01/2045	1,267,590	1,230,664
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,185,000	1,185,001
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,520,311
District of Columbia, Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	9,810,000	9,240,114
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	505,000	519,972
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2055 (u)	11,500,000	12,025,290
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,670,000	2,298,740
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, 4%, 10/01/2049	14,675,000	12,635,278
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	9,890,000	10,209,579
		$66,804,268

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – 10.7%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2040	$645,000	$601,894
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), 4%, 10/01/2046	860,000	745,218
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2053	3,280,000	3,426,818
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at The University of Florida, Inc. Project), “A”, 5.75%, 10/01/2060	15,455,000	16,027,898
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-1”, 6.9%, 5/01/2036	195,000	195,099
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 4.625%, 5/01/2028	295,000	297,859
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 5%, 5/01/2036	860,000	867,190
Arborwood Community Development District, FL, Capital Improvement Refunding Rev., “A-2”, 6.9%, 5/01/2036	5,000	5,002
Ave Maria Stewardship Community District, FL, Capital Improvement Rev. (Phase 5 Master Improvement Project), 5.3%, 5/01/2045	1,215,000	1,209,817
Ave Maria Stewardship Community District, FL, Capital Improvement Rev. (Phase 5 Master Improvement Project), 5.6%, 5/01/2056	1,655,000	1,602,614
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	690,348
Broward County, FL, Woodlands Section 9 Community Development District, Special Assessment, 5.7%, 5/01/2046	1,750,000	1,729,565
Broward County, FL, Woodlands Section 9 Community Development District, Special Assessment, 6%, 5/01/2056	3,000,000	2,940,781
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 5.25%, 5/01/2055	1,305,000	1,263,155
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.875%, 10/01/2045	410,000	424,015
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 6.125%, 10/01/2055	4,455,000	4,555,668
Charlotte County, FL, Starling Community Development District, Special Assessment Rev., 5.375%, 5/01/2045	850,000	843,921
Charlotte County, FL, Starling Community Development District, Special Assessment Rev., 5.6%, 5/01/2056	2,165,000	2,069,998
Collier County, FL, Industrial Development Authority, Healthcare Facilities Refunding Rev. (NCH Healthcare System Projects), “A”, AGM, 5.25%, 10/01/2052	1,830,000	1,869,473
Creekside, FL, Community Development District, Special Assessment, 5.2%, 5/01/2038	450,000	442,976
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	825,466
Florida Capital Projects Finance Authority, Educational Facilities Rev. (Imagine School at North Port Project), “A”, 6.75%, 6/15/2065	9,705,000	9,715,418
Florida Capital Projects Finance Authority, Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2054	4,425,000	3,519,409
Florida Capital Projects Finance Authority, Student Housing Rev. (PRG-UnionWest Properties LLC Project), “A-1”, 5%, 6/01/2058	1,230,000	974,289
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	205,000	206,710
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,605,000	2,609,547
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028 (n)	405,000	404,177
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	1,005,000	981,662
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	1,700,000	1,573,104
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 3.25%, 6/01/2031 (n)	410,000	381,702
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2041 (n)	325,000	304,211
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2056 (n)	1,800,000	1,522,251
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2041 (n)	230,000	215,068
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2056 (n)	520,000	438,518
Florida Capital Trust Agency, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6.125%, 6/15/2060	470,000	476,887
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	60,000	59,534
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	161,992
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	467,422
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	3,090,000	2,946,757
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	11,995,000	10,796,242
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	270,000	267,729
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037 (n)	510,000	505,493

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	$2,160,000	$2,109,388
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	1,180,000	1,112,973
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,725,525
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	1,295,000	1,177,425
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,211,325
Florida Capital Trust Authority, Educational Facilities Lease Refunding Rev. (Plato Academy Schools Project), 5.125%, 12/15/2054	7,585,000	6,736,962
Florida Capital Trust Authority, Educational Facilities Lease Refunding Rev. (Plato Academy Schools Project), 5.125%, 12/15/2059	5,540,000	4,833,501
Florida Capital Trust Authority, Educational Facilities Lease Rev. (Seaside Community Charter School Project), “A”, 5%, 6/15/2044	1,320,000	1,254,957
Florida Capital Trust Authority, Educational Facilities Lease Rev. (Seaside Community Charter School Project), “A”, 5.125%, 6/15/2059	1,490,000	1,352,191
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 4.75%, 6/15/2040	800,000	758,888
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 5.125%, 6/15/2050	500,000	456,450
Florida Capital Trust Authority, Educational Facilities Refunding Rev. (St. Johns Classical Academy, Inc. Project), “A”, 5.25%, 6/15/2059	3,770,000	3,373,494
Florida Capital Trust Authority, Educational Facilities Rev. (Academir Charter Schools, Inc. Project), “A”, 6.625%, 7/01/2065	11,000,000	11,134,102
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 5.625%, 6/15/2044	410,000	418,772
Florida Capital Trust Authority, Educational Facilities Rev. (KIPP Miami North Project), “A”, 6%, 6/15/2054	655,000	664,334
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone - Florida Tech Student Housing I LLC - Florida Institute of Technology Project), “A”, 5.25%, 7/01/2055	725,000	690,756
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone - Florida Tech Student Housing I LLC - Florida Institute of Technology Project), “A”, 5.375%, 7/01/2065	1,615,000	1,524,925
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5%, 7/01/2044	18,140,000	17,810,364
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5.25%, 7/01/2053	4,250,000	4,153,523
Florida Development Finance Corp., Educational Facilities Rev. (Cornerstone Charter Academy Project), 5.125%, 10/01/2052 (n)	1,810,000	1,609,010
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	160,000	154,032
Florida Development Finance Corp., Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	1,005,000	823,981
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	1,155,000	1,155,819
Florida Development Finance Corp., Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	1,980,000	1,980,637
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034 (n)	525,000	532,570
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039 (n)	610,000	611,368
Florida Development Finance Corp., Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049 (n)	4,340,000	4,067,460
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	1,135,000	1,084,337
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,660,000	1,569,110
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 6.125%, 6/15/2044	9,870,000	9,872,676
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 6.125%, 6/15/2050	720,000	744,390
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 6%, 6/15/2055	1,450,000	1,473,719
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “C”, 4%, 9/15/2030 (n)	220,000	214,459
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “C”, 5%, 9/15/2040 (n)	550,000	532,349
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “C”, 5%, 9/15/2050 (n)	1,080,000	965,578
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	175,000	164,942
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	320,000	264,056
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	445,000	335,260
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	220,000	211,398
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	200,000	183,609
Florida Development Finance Corp., Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	235,000	211,829
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Projects), “A”, 6%, 6/15/2037 (n)	1,510,000	1,514,571

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Development Finance Corp., Educational Facilities Rev. (Southwest Charter Foundation, Inc. Projects), “A”, 6.125%, 6/15/2047 (n)	$4,365,000	$4,322,089
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	560,000	582,078
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	330,000	338,337
Florida Development Finance Corp., Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	13,760,000	12,765,767
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	2,905,000	2,750,815
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)	3,350,000	3,381,190
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	2,730,000	2,411,825
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	3,855,000	3,172,732
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)	7,500,000	7,231,680
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	840,000	626,609
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	5,830,000	5,848,106
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5%, 6/01/2044 (n)	1,420,000	1,402,993
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2054 (n)	835,000	804,428
Florida Development Finance Corp., Student Housing Rev. (SFP - Tampa I - The Henry Project), “A-1”, 5.25%, 6/01/2059	1,290,000	1,223,473
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,084,108
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,395,617
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	1,878,648
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,205,646
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	3,480,000	3,039,752
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	2,220,000	2,182,563
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	3,875,000	3,699,097
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	3,995,000	3,634,995
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	325,000	325,287
Florida Housing Finance Corp., Homeowner Mortgage Rev., “5”, GNMA, 6.25%, 1/01/2055	1,365,000	1,477,372
Florida Local Government Finance Commission, Anticipation Notes Rev. (Sanctuary at Village on the Isle Project), “A”, 11%, 12/22/2030	4,545,000	4,819,916
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.25%, 6/15/2055	2,210,000	2,245,347
Florida Local Government Finance Commission, Educational Facilities Rev. (Bridgeprep Academy Projects), “A”, 6.125%, 6/15/2065	10,430,000	10,454,986
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.625%, 11/15/2045	740,000	794,546
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.75%, 11/15/2055	1,360,000	1,430,121
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “A”, 6.875%, 11/15/2064	3,020,000	3,178,343
Florida Pompano Beach Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	5,860,000	4,702,305
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2048 (u)	11,270,000	11,590,500
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2051 (u)	6,525,000	6,655,303
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “B”, 5.5%, 10/01/2054 (u)	4,515,000	4,721,885
Hillsborough County, FL, Industrial Development Authority, Baycare Health System Rev., “C”, 5.5%, 11/15/2054 (u)	9,020,000	9,537,139
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2045	135,000	123,698
Hillsborough County, FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	2,315,000	1,943,005
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, 5.25%, 9/01/2050 (u)	2,350,000	2,409,965
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, AGM, 5.25%, 9/01/2054 (u)	5,710,000	5,754,010
Hillsborough County, FL, Solid Waste & Resource Recovery Rev., “A”, AGM, 5.25%, 9/01/2054	2,490,000	2,605,956
Hillsborough County, FL, Waterset South Community Development District, Special Assessment Rev. (2026 Assessment Area), 5.3%, 5/01/2046	845,000	841,933
Hillsborough County, FL, Waterset South Community Development District, Special Assessment Rev. (2026 Assessment Area), 5.65%, 5/01/2056	1,280,000	1,273,576
Jacksonville, FL, Coastal Ridge Community Development District, Special Assessment Rev., 5.75%, 5/01/2045	1,000,000	1,027,865
Jacksonville, FL, Coastal Ridge Community Development District, Special Assessment Rev., 6%, 5/01/2055	3,235,000	3,273,675
Jacksonville, FL, Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,585,000	3,599,852
Jacksonville, FL, Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,575,000	2,577,705
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	2,345,000	2,086,376
JEA, FL, Water and Sewer System Rev., 5.25%, 10/01/2055	15,295,000	15,981,672

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Calusa Project), 4.6%, 5/01/2035	$440,000	$453,073
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Calusa Project), 5.7%, 5/01/2045	1,100,000	1,155,855
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Calusa Project), 5.9%, 5/01/2055	1,000,000	1,031,434
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,295,000	1,298,009
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,299,064
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,820,000	2,824,329
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	1,160,000	1,243,851
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,610,000	1,687,089
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	2,055,000	2,100,912
Lee County, FL, Airport Rev., 5.25%, 10/01/2054 (u)	3,450,000	3,527,079
Lee County, FL, Airport Rev., 5.5%, 10/01/2056	2,780,000	2,892,264
Lee County, FL, Airport Rev., “A-1”, 5.5%, 10/01/2051	2,650,000	2,776,196
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-1”, 4.75%, 11/15/2029	765,000	766,464
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-2”, 4.375%, 11/15/2029	595,000	596,025
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2044	2,370,000	2,437,353
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2054	14,005,000	13,767,724
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	820,000	820,683
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	3,065,000	2,888,459
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,477,553
Manatee County, FL, Firethorn Community Development District, Capital Improvement Rev., 5.3%, 5/01/2045	870,000	866,289
Manatee County, FL, Firethorn Community Development District, Capital Improvement Rev., 5.6%, 5/01/2055	1,025,000	993,320
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	975,000	962,768
Martin County, FL, Newfield Community Development District, Special Assessment Rev., 5.625%, 5/01/2045	1,800,000	1,837,128
Martin County, FL, Newfield Community Development District, Special Assessment Rev., 5.9%, 5/01/2056	2,455,000	2,473,994
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2046	2,000,000	1,769,148
Miami Beach, FL, Health Facilities Authority, Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	4,030,000	3,399,426
Miami-Dade County, FL, Aviation Rev., “A”, 5.25%, 10/01/2050 (u)	8,080,000	8,261,584
Miami-Dade County, FL, Aviation Rev., “A”, 5.5%, 10/01/2055 (u)	8,905,000	9,257,277
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,219,767
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	4,185,000	4,009,965
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	2,788,727
Miami-Dade County, FL, Industrial Development Authority, Educational Facilities Rev. (Mater Academy Projects), 5.25%, 6/15/2056	1,295,000	1,281,504
Miami-Dade County, FL, Industrial Development Authority, Educational Facilities Rev. (Mater Academy Projects), 5.375%, 6/15/2060	320,000	316,307
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,000,640
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,610,000	1,623,344
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	755,000	755,240
Midtown Miami, FL, Community Development District, Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	712,166
Midtown Miami, FL, Community Development District, Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,015,317
Nassau County, FL, Three Rivers Community Development District, Special Assessment Refunding, 5.5%, 5/01/2045	5,690,000	5,562,277
Nassau County, FL, Three Rivers Community Development District, Special Assessment Refunding, 5.75%, 5/01/2056	4,805,000	4,578,434
NatureWalk Community Development District, FL, Capital Improvement Rev., “B”, 2.65%, 5/01/2016 (a)(d)	1,575,000	598,500
Okaloosa County, FL, Industrial Development Rev. (Air Force Enlisted Village, Inc. Project), 5.75%, 5/15/2055	4,305,000	4,355,101
Okaloosa County, FL, Industrial Development Rev. (Air Force Enlisted Village, Inc. Project), 5.75%, 5/15/2060	2,150,000	2,166,834
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	3,850,000	3,353,104
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Health Obligated Group), “A”, 5.25%, 10/01/2056	5,565,000	5,689,482
Orange County, FL, Health Facilities Authority, Hospital Rev. (Presbyterian Retirement Communities Obligated Group Project), 5%, 8/01/2054	2,945,000	2,871,319
Orlando & Osceola County, FL, Sunbridge Stewardship District, Special Assessment Rev. (Del Webb Phase 2D/3 Project), 5.3%, 5/01/2046	1,465,000	1,443,855

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Orlando & Osceola County, FL, Sunbridge Stewardship District, Special Assessment Rev. (Del Webb Phase 2D/3 Project), 5.625%, 5/01/2056	$4,325,000	$4,239,226
Orlando, FL, Dowden Central Community Development District, Special Assessment Rev., 5.2%, 5/01/2046	530,000	510,996
Orlando, FL, Dowden Central Community Development District, Special Assessment Rev., 5.6%, 5/01/2056	915,000	879,795
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	464,628
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	528,349
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	549,351
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	622,256
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	629,781
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	660,246
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	498,676
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	644,039
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	658,158
Osceola County, FL, Transportation Improvement & Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	722,811
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,770,000	2,559,522
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	1,740,000	1,647,648
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	1,450,000	1,283,773
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	4,960,000	4,029,639
Palm Beach County, FL, Health Facilities Authority, Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	940,000	924,105
Palm Beach County, FL, Health Facilities Authority, Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	1,220,000	1,158,882
Palm Beach County, FL, Health Facilities Authority, Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	1,000,296
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 4.25%, 6/01/2031 (n)	1,500,000	1,471,032
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	18,845,000	16,413,211
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “B”, 5%, 6/01/2027 (n)	275,000	270,096
Palm Beach County, FL, State Rev. (Provident Group - PBAU Properties II LLC - Palm Beach Atlantic University Project), “A”, 5.75%, 10/01/2065	10,000,000	10,188,476
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,370,017
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,515,000	2,420,977
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,425,000	1,377,821
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	824,271
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	827,426
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	980,000	993,472
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,250,000	1,256,890
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	360,000	360,188
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,985,000	2,013,968
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	365,000	365,073
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	5,175,000	4,320,945
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,925,000	3,241,278
Sarasota County, FL, Esplanade at Wellen Park Community Development District, Capital Improvement Rev., 5.35%, 5/01/2046	3,535,000	3,488,377
Sarasota County, FL, Esplanade at Wellen Park Community Development District, Capital Improvement Rev., 5.7%, 5/01/2056	3,135,000	3,071,150

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Sarasota County, FL, Health Facility Authority, Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	$1,020,000	$980,032
Sarasota County, FL, Health Facility Authority, Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,713,483
Sarasota County, FL, LT Ranch South Community Development District, Capital Improvement Rev. (Assessment Area Two), 5.6%, 5/01/2046	560,000	559,334
Sarasota County, FL, LT Ranch South Community Development District, Capital Improvement Rev. (Assessment Area Two), 5.9%, 5/01/2056	715,000	708,539
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2036 (n)	315,000	292,680
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2041 (n)	425,000	364,891
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	830,000	637,185
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2056 (n)	1,310,000	963,344
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029 (n)	400,000	401,347
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037 (n)	1,000,000	984,141
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	110,000	109,954
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	105,000	104,833
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	120,000	119,294
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	105,000	103,929
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	110,000	108,169
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	525,000	493,803
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	390,000	342,425
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	390,000	319,566
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	380,000	294,985
St. John's County, FL, Rivers Edge III Community Development District, Capital Improvement Rev., 5.75%, 5/01/2045	450,000	463,173
St. John's County, FL, Rivers Edge III Community Development District, Capital Improvement Rev., 6%, 5/01/2056	1,000,000	1,014,523
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,884	189,576
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	5,935,255
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,654,988
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	7,125,000	6,794,946
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	965,630
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	1,131,523
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	593,883
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	873,902
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	389,483
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	506,117
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	865,000	477,429
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	616,894
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	259,685
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	245,727

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	$1,800,000	$1,626,525
Titusville, FL, Willow Creek II Community Development District, Capital Improvement Rev., 5.25%, 5/01/2046	590,000	573,062
Titusville, FL, Willow Creek II Community Development District, Capital Improvement Rev., 5.625%, 5/01/2056	580,000	559,711
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.5%, 1/01/2055	435,000	426,108
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “A”, 5.625%, 1/01/2060	535,000	529,454
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-1”, 4.625%, 1/01/2030	330,000	330,015
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.55%, 5/01/2044	160,000	152,489
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.75%, 5/01/2055	200,000	180,522
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	570,000	579,498
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.2%, 5/01/2039	770,000	740,901
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	705,000	712,841
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	1,685,000	1,670,151
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 16), 4.875%, 5/01/2045	1,700,000	1,689,437
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 16), 5.125%, 5/01/2056	5,960,000	5,809,043
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	900,000	900,071
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,615,000	1,578,114
		$597,820,486
Georgia – 1.7%
Atlanta, GA, Airport General Rev. (Green Bonds), “B-1”, 5.5%, 7/01/2055 (u)	$4,510,000	$4,705,057
Atlanta, GA, Development Authority Rev. (Gulch Enterprise Zone Project), Convertible Capital Appreciation, “A-1”, 0% to 6/15/2028, 6.5% to 12/15/2048	4,713,000	4,317,510
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	5,250,000	5,325,672
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	2,175,000	2,088,338
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,995,000	2,003,542
Atlanta, GA, Geo. L. Smith II World Congress Center Authority, Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	6,200,000	5,835,148
Cobb County, GA, Development Authority, Student Housing Refunding Rev. (KSU Housing Real Estate Foundations Projects), “B”, 5.25%, 6/15/2057	500,000	500,947
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2050	2,000,000	2,144,925
Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority Rev. (Cobb Galleria Centre Project), 5.5%, 10/01/2053	3,000,000	3,201,769
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2063	820,000	731,446
DeKalb County, GA, Housing Authority, General Rev. Credit Enhanced Multi-Family Housing Rev. (Willow Branch Apartments Project), “A”, 5%, 7/01/2044	2,935,000	2,891,089
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,030,000	5,030,549
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4.8%, 12/01/2046	2,830,000	2,836,828
Georgia Main Street Energy, Inc., Energy Project Refunding Rev., “C”, 5%, 9/01/2036	8,440,000	8,717,170
Georgia Main Street Energy, Inc., Energy Project Rev., “A”, 5%, 10/01/2033	8,715,000	9,125,198
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,343,219
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/01/2054 (Put Date 9/01/2031)	10,400,000	10,954,653
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	9,010,000	9,560,590
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	235,000	224,220
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	300,000	282,709
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	250,000	235,467
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.125%, 6/01/2050	570,000	556,401
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2061	835,000	808,353
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6%, 6/01/2050	3,270,000	3,211,974
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 6.25%, 6/01/2061	9,260,000	9,318,162
		$96,950,936

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Guam – 0.1%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$1,710,000	$1,599,065
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,430,000	1,418,674
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,331,818
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2027	250,000	254,919
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2028	250,000	258,410
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	1,620,000	1,620,197
		$7,483,083
Hawaii – 0.4%
Hawaii Airports System Rev., “A”, 5.25%, 7/01/2051 (u)	$1,985,000	$2,040,571
Hawaii Airports System Rev., “A”, 5.5%, 7/01/2054 (u)	11,325,000	11,882,602
Hawaii Airports System Rev., “C”, 5%, 7/01/2045	2,250,000	2,319,726
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	1,150,000	1,139,535
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	1,125,000	1,087,496
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	1,140,000	1,016,157
		$19,486,087
Idaho – 0.2%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$1,285,000	$1,269,834
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5.25%, 3/01/2050	4,000,000	4,136,346
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029 (n)	175,000	175,213
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	1,100,000	1,111,928
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	515,000	516,938
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054 (n)	565,000	565,270
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4.75%, 5/01/2054	605,000	558,524
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2063	705,000	661,763
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	465,000	473,354
		$9,469,170
Illinois – 5.2%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$12,665,000	$11,686,871
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	4,250,000	3,737,310
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,835,000	1,544,536
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	5,515,000	5,057,570
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2036	1,110,000	1,115,675
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2037	1,115,000	1,118,566
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2042	2,015,000	2,002,591
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	1,470,000	1,465,150
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2046	2,900,000	2,839,951
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6%, 4/01/2046	19,865,000	20,084,230
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	7,365,000	7,705,407
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	10,385,000	8,217,870
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	1,905,000	1,948,628
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	5,200,000	5,252,466
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	7,105,000	7,234,472
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	1,215,000	1,089,035
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,920,000	1,672,321
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	1,255,000	1,083,218

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	$2,910,000	$2,497,971
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 7%, 12/01/2042 (n)	1,750,000	1,787,325
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	9,592,979
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	10,700,000	10,913,425
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	16,325,000	16,627,785
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	235,000	229,541
Chicago, IL, General Obligation, “A”, 6%, 1/01/2050	6,085,000	6,307,012
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	985,000	819,030
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	1,168,253
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	2,781,355
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	5,859,157
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	10,778,483
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	5,490,000	5,212,233
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	4,686,641
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	6,585,000	6,251,032
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2059	3,385,000	3,470,124
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	528,000	528,010
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	405,000	406,808
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	500,000	486,398
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	310,000	287,231
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	565,000	512,988
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	490,000	425,985
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,570,000	2,973,247
Illinois Finance Authority Rev. (Moorings of Arlington Heights), “A”, 5.125%, 11/01/2046	880,000	878,137
Illinois Finance Authority Rev. (Moorings of Arlington Heights), “A”, 5.375%, 11/01/2050	770,000	766,646
Illinois Finance Authority Rev. (Moorings of Arlington Heights), “A”, 5.375%, 11/01/2055	1,235,000	1,208,206
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2041	400,000	393,478
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,745,000	1,860,843
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,530,000	2,677,687
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	1,000,000	901,867
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	2,060,000	2,167,302
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2056	1,330,000	1,176,145
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,735,000	2,870,706
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	20,134
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	618,921
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,241,573
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2046	1,005,000	957,600
Illinois Finance Authority Rev. (Rosalind Franklin University), “C”, 5%, 8/01/2049	970,000	902,450
Illinois Finance Authority Rev. (Springfield Sustainable Energy Partners), 5.5%, 4/01/2051	3,540,000	3,706,032
Illinois Finance Authority Rev. (Springfield Sustainable Energy Partners), 5.5%, 4/01/2056	3,260,000	3,383,070
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	660,000	646,781
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	583,809
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	610,000	524,454
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	370,785
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	210,000	212,238

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	$1,415,000	$1,407,538
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	1,945,000	1,799,128
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	376,217
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	8,792,743	7,681,471
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,585,866	3,132,666
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,578,238	3,126,002
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	3,265,137	2,852,472
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,248,222	1,964,080
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	1,664,000	1,666,345
Lincolnwood, IL, Tax Increment Allocation Rev. (District 1860 Development Project), “A”, 5.75%, 12/01/2043	1,200,000	1,219,678
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,373,207
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2049	900,000	905,540
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2054	390,000	387,675
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2039	240,000	267,452
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2040	210,000	234,020
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2041	220,000	245,164
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2043	250,000	258,360
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2044	255,000	262,401
St. Clair County, IL, Community Unit School District No. 187, General Obligation School, “B”, AGM, 5%, 1/01/2042 (Prerefunded 1/01/2034)	155,000	172,729
St. Clair County, IL, Community Unit School District No. 187, General Obligation School, “B”, AGM, 5%, 1/01/2042	75,000	77,778
State of Illinois, General Obligation, 5.5%, 5/01/2039	8,810,000	9,254,697
State of Illinois, General Obligation, 4.5%, 11/01/2039	2,420,000	2,379,429
State of Illinois, General Obligation, 5%, 11/01/2040	10,180,000	10,193,760
State of Illinois, General Obligation, 5.75%, 5/01/2045	9,310,000	9,745,741
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,465,000	3,602,046
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,032,250
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	8,400,365
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	8,291,379
		$289,837,334
Indiana – 0.7%
Gary/Chicago, IN, International Airport Authority, Development Zone Rev., AGM, 4.5%, 2/01/2045	$435,000	$426,084
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	785,000	730,645
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.26%, 11/15/2029	930,000	839,218
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.3%, 11/15/2030	720,000	629,919
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.39%, 11/15/2031	570,000	484,174
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.25%, 3/01/2050	1,380,000	1,389,259
Indiana Finance Authority Rev. (Marquette Project), “A”, 5.375%, 3/01/2055	4,445,000	4,471,555
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	305,000	298,491
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	322,348
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	1,150,000	1,009,897
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2044	470,000	398,705
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 4%, 9/15/2049	600,000	483,069
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 5.25%, 9/15/2056	2,000,000	1,936,896
Indiana Finance Authority, Health System Rev. (Community Health Network), “A”, 5.5%, 5/01/2051	1,945,000	2,051,315
Indiana Finance Authority, Health System Rev. (Community Health Network), “A”, 5.5%, 5/01/2054	3,045,000	3,196,666
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,460,000	2,305,754
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5%, 5/01/2040	255,000	258,818
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.25%, 5/01/2045	910,000	924,449
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.375%, 5/01/2050	1,215,000	1,221,377

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Indiana – continued
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “B”, 5.5%, 5/01/2054	$1,230,000	$1,240,318
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	960,000	905,990
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	790,000	748,512
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,360,000	2,300,314
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel Senior Rev., “E”, 6%, 3/01/2053	1,065,000	1,094,952
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel Senior Rev., “E”, 6.125%, 3/01/2057	1,190,000	1,229,522
Terre Haute, IN, Rev. (Westminster Village Project), 6%, 8/01/2039	4,600,000	3,711,216
Whiting, IN, Environmental Facilities Refunding Rev. (BP Products North America, Inc. Project), 4%, 12/01/2044 (Put Date 6/10/2033)	700,000	698,736
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4%, 11/01/2047 (Put Date 6/10/2033)	1,000,000	1,001,033
		$36,309,232
Iowa – 0.7%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$1,095,000	$1,099,954
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	866,899
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,528,950
Iowa Finance Authority, Senior Living Facility Rev. (Presbyterian Homes Mill Pond Project), 5.75%, 10/01/2055	1,000,000	1,016,589
Iowa Finance Authority, Senior Living Facility Rev. (Presbyterian Homes Mill Pond Project), 5.875%, 10/01/2065	2,500,000	2,535,445
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	105,000	105,284
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	775,000	758,851
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	820,000	814,692
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4%, 10/01/2050	395,000	321,872
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	910,000	913,267
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	100,000	97,415
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	7,710,000	6,020,481
Iowa Student Loan Liquidity Corp. Rev., “C”, 5%, 12/01/2054	995,000	917,226
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	148,445,000	20,926,173
PEFA, Inc., Iowa Gas Project Rev., “A”, 5%, 4/01/2035	2,995,000	3,140,056
		$41,063,154
Kansas – 1.0%
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	$1,405,000	$1,311,794
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	533,504
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,094,085
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	991,008
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,279,133
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	3,993,952
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2036	1,000,000	952,995
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	1,150,000	982,560
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	4,390,000	3,498,095
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 5.5%, 6/01/2055	1,500,000	1,508,241
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 5.5%, 6/01/2060	2,035,000	2,030,381
Overland Park, KS, Development Corp., Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,392,483
Overland Park, KS, Development Corp., Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,461,337
Overland Park, KS, Development Corp., Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,530,035
Overland Park, KS, Development Corp., Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,660,000	1,685,987
Overland Park, KS, Development Corp., Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,854,581
Overland Park, KS, Development Corp., Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	2,615,000	2,613,096
Overland Park, KS, Development Corp., Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	5,640,000	5,397,492
Overland Park, KS, Sales Tax Special Rev. (Bluhawk STAR Bond Project), “A”, 6%, 11/15/2034 (n)	1,010,000	1,054,107
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,320,000	1,361,730
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,420,000	2,459,786
Wichita, KS, Health Care Facilities Rev. (Larksfield Place), “VII-A”, 6.75%, 6/01/2055	2,500,000	2,566,548
Wichita, KS, Health Care Facilities Rev. (Larksfield Place), “VII-A”, 6.75%, 6/01/2060	3,245,000	3,317,169

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – continued
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	$605,000	$605,883
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	1,095,000	1,067,684
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	550,247
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,650,518
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,753,032
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	820,000	796,466
Wyandotte County/Kansas City, KS, Unified Government Sales Tax Special Obligation Rev. (Northwest Speedway Star Bond District Project), 4%, 3/01/2036	895,000	865,813
Wyandotte County/Kansas City, KS, Unified Government Sales Tax Special Obligation Rev. (Northwest Speedway Star Bond District Project), 4.75%, 3/01/2041	1,820,000	1,761,535
		$53,921,277
Kentucky – 1.4%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$4,005,000	$3,941,272
Kentucky Bond Development Corp., City of Plum Springs Student Housing Rev. (Collegiate Housing Foundation - Bowling Green LLC - Western Kentucky University Project), “A”, AGM, 5.25%, 7/01/2061	5,000,000	5,110,342
Kentucky Bond Development Corp., Senior Rev. (University of Kentucky Central Utility Plant Project), “A”, 4.5%, 10/31/2047	1,250,000	1,199,893
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,590,000	2,471,306
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	5,896,831
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,409,609
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6%, 11/15/2036	2,385,000	1,849,472
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	3,574,786
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	5,415,000	3,704,731
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,523,718
Kentucky Economic Development Finance Authority, Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	940,000	807,462
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	1,969,058
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,557,056
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,466,001
Kentucky Economic Development Finance Authority, Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	9,930,000	9,975,084
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	8,965,000	9,070,554
Kentucky Public Energy Authority, Gas Supply Rev., “A”, 5%, 6/01/2034	15,000,000	15,353,659
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	245,000	217,044
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,312,908
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,057,345
		$76,468,131
Louisiana – 2.1%
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2049	$1,805,000	$1,771,126
Louisiana Juban Crossing Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2054	1,235,000	1,191,567
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	9,825,000	8,060,642

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5%, 11/15/2037	$1,900,000	$1,936,936
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5%, 11/15/2044	450,000	440,841
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5.25%, 11/15/2053	500,000	474,838
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Christwood Project), 5.25%, 11/15/2059	625,000	583,700
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	4,030,000	3,640,098
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	2,942,044	2,640,145
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish GOMESA Project), 4%, 11/01/2045 (n)	3,610,000	3,244,458
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish GOMESA Project), 5.125%, 11/01/2050	3,500,000	3,511,689
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	3,300,000	2,966,956
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish GOMESA Project), 4.4%, 11/01/2044 (n)	2,655,000	2,526,227
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Tammany Parish GOMESA Project), 3.875%, 11/01/2045 (n)	4,640,000	4,097,912
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	810,000	799,743
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	3,480,000	3,411,429
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	2,830,000	2,672,886
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,147,264
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	5,405,000	5,417,179
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2031 (n)	480,000	460,792
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2041 (n)	1,330,000	1,094,937
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	3,545,000	2,567,025
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2056 (n)	2,200,000	1,533,566
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2031 (n)	370,000	355,194
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2041 (n)	880,000	724,470
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2056 (n)	1,160,000	801,513
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	1,250,000	905,157
Louisiana Public Facilities Authority Rev. (Crescent City Schools Project), “A”, 5.7%, 7/01/2056	595,000	576,364
Louisiana Public Facilities Authority Rev. (Crescent City Schools Project), “A”, 5.75%, 7/01/2066	930,000	892,909
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 5.625%, 6/01/2037 (n)	825,000	840,692
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.125%, 6/01/2052 (n)	1,030,000	1,036,104
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.25%, 6/01/2062 (n)	1,425,000	1,432,210
Louisiana Public Facilities Authority Rev. (I-10 Calcasieu River Bridge Public-Private Partnership Project), 5.75%, 9/01/2064	13,495,000	13,883,242
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6%, 6/01/2037 (n)	500,000	507,409
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.25%, 6/01/2052 (n)	1,440,000	1,423,584
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	1,545,000	1,517,109
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	8,470,000	8,520,491
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	3,525,147
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	2,258,879

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	$10,045,000	$7,455,445
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	7,762,673
New Orleans, LA, Public Improvement, “A”, 5.5%, 12/01/2051	1,600,000	1,672,953
New Orleans, LA, Public Improvement, “A”, 5.75%, 12/01/2055	1,810,000	1,929,311
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2051	1,585,000	1,639,530
Port of New Orleans, LA, Board of Commissioners, Port Facility Rev., “B”, AGM, 5.5%, 4/01/2054	2,025,000	2,086,703
		$117,939,045
Maine – 0.0%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$1,380,000	$1,419,631
Maryland – 1.0%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	$520,000	$520,332
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	3,595,000	3,607,992
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	2,375,000	2,330,229
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,480,000	1,434,920
Baltimore, MD, Mayor & City Council Special Obligation (City-Wide Affordable Housing Program), 5.25%, 6/01/2055	725,000	693,627
Baltimore, MD, Special Obligation Refunding (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,692,697
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	320,000	320,226
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	556,053
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,020,000	1,019,181
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,226,820
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	3,930,000	3,935,839
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	850,000	839,501
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	745,000	728,597
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	2,190,000	2,053,095
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048	1,810,000	1,828,084
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048	1,480,000	1,489,952
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Project), “A”, 6%, 7/01/2058	2,250,000	2,358,558
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.125%, 7/01/2059	2,380,000	2,385,927
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	3,275,000	3,327,222
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	475,000	458,656
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	920,000	833,468
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	160,656
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	434,971
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,395,000	1,070,861
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	2,290,000	2,302,295
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5.25%, 7/01/2052	3,250,000	3,348,550
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	6,160,000	1,778,305
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	9,235,000	2,515,703
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	4,515,000	1,165,475
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	6,775,000	1,657,284

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Maryland – continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	$4,185,000	$967,216
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	892,291
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,509,408
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,497,941
		$53,941,932
Massachusetts – 2.3%
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	$570,000	$570,239
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2049	750,000	713,319
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	580,000	536,602
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2045	1,220,000	1,268,976
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2055	705,000	710,925
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	7,684,178	77
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “D”, 5%, 7/01/2044	2,635,000	2,633,063
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	5,985,000	5,114,204
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	2,801,493
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	719,731
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,000,643
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	2,892,026
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	1,075,000	953,373
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	495,000	423,861
Massachusetts Development Finance Agency Rev. (Lasell Village, Inc.), 5.25%, 7/01/2050	925,000	939,804
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,085,000	1,992,967
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2044	395,000	392,751
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	3,570,000	3,341,207
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2060	3,200,000	2,943,975
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), 6%, 10/01/2049	325,000	350,745
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,330,000	1,338,568
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	3,645,000	3,601,885
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	10,260,000	9,740,899
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	515,000	507,719
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,355,000	1,267,486
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2037	545,000	512,960
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2038	550,000	510,293
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2039	580,000	531,186
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5%, 10/01/2043	1,750,000	1,522,216
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2041	2,750,000	2,352,692
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2050	2,700,000	2,079,012
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.5%, 7/01/2045	105,000	107,007
Massachusetts Development Finance Agency Rev. (Suffolk University), 6%, 7/01/2050	1,365,000	1,414,691
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.25%, 7/01/2055	3,415,000	3,202,175
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project - PRG Medford Properties, Inc.), 5.25%, 6/01/2060	1,135,000	1,152,963
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project - PRG Medford Properties, Inc.), 5.25%, 6/01/2065	1,540,000	1,558,896
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “N-1”, 5.25%, 7/01/2050	5,000,000	5,071,029
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,435,000	1,412,976
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,520,000	1,475,250
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	985,000	927,867
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	960,574
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	340,000	275,439
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5.5%, 7/01/2055	4,875,000	4,763,307
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5.25%, 7/01/2056	3,215,000	3,113,875

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	$7,620,000	$6,448,929
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	9,910,000	7,914,597
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	3,215,000	2,083,716
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	10,360,000	8,299,352
Massachusetts Educational Financing Authority, Education Loan Rev., “D”, 5%, 7/01/2054	4,775,000	4,494,426
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 5%, 7/01/2053	3,695,000	3,482,159
Massachusetts Port Authority Rev., “B”, 5.5%, 7/01/2051 (u)	1,350,000	1,433,786
Massachusetts Port Authority Rev., “B”, 5.5%, 7/01/2056 (u)	1,150,000	1,210,286
Massachusetts State Development Finance Agency Rev. (CHF Wentworth, Inc., Pike Sutdent Housing Project), “A”, 5.375%, 7/01/2061	1,605,000	1,546,396
Massachusetts State Development Finance Agency Rev. (CHF Wentworth, Inc., Pike Sutdent Housing Project), “A”, 5.5%, 7/01/2066	1,000,000	974,055
Massachusetts State Development Finance Agency Rev. (CHF Wentworth, Inc., Pike Sutdent Housing Project), “C”, 6.125%, 7/01/2066	1,600,000	1,565,045
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	5,905,000	4,513,773
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,715,000	2,722,591
		$126,390,057
Michigan – 1.1%
Detroit, MI, Unlimited Tax General Obligation, 5.5%, 4/01/2045	$1,250,000	$1,287,524
Detroit, MI, Unlimited Tax General Obligation, “C”, 6%, 5/01/2043	1,500,000	1,637,599
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,137,521
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,399,593
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 6%, 11/01/2050	1,265,000	1,269,596
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	1,019,638
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 6.125%, 11/01/2060	11,860,000	11,900,679
Kalamazoo, MI, Economic Development Corp. Limited Obligation Rev. (Friendship Village of Kalamazoo Project), “A”, 6%, 8/15/2046	810,000	837,766
Kalamazoo, MI, Economic Development Corp. Limited Obligation Rev. (Friendship Village of Kalamazoo Project), “A”, 6.25%, 8/15/2056	1,325,000	1,352,185
Kalamazoo, MI, Economic Development Corp. Limited Obligation Rev. (Friendship Village of Kalamazoo Project), “A”, 6.25%, 8/15/2061	1,110,000	1,128,740
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,685,000	1,480,601
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054	1,115,000	1,009,202
Michigan Finance Authority, ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057	1,000,000	1,022,388
Michigan Finance Authority, Higher Education Facilities, Limited Obligation Rev. (Kalamazoo College Project), 6%, 12/01/2054	2,380,000	2,525,318
Michigan Housing Development Authority, Rental Housing Rev., “A”, 4.625%, 10/01/2049	15,870,000	15,516,297
Michigan Housing Development Authority, Rental Housing Rev., “A”, 4.7%, 10/01/2054	2,795,000	2,700,488
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 6.25%, 6/01/2055	5,940,000	6,428,019
Michigan Strategic Fund, Limited Obligation Tax Capture Rev. (Bedrock Detroit - Transformational Brownfield Plan Project), 5.5%, 10/01/2053	1,675,000	1,682,284
Saginaw, MI, Hospital Finance Authority, Hospital Rev. (Covenant Medical Center, Inc.), “L”, 5.25%, 7/01/2051	870,000	898,018
Saginaw, MI, Hospital Finance Authority, Hospital Rev. (Covenant Medical Center, Inc.), “L”, 5.25%, 7/01/2056	1,735,000	1,770,187
		$59,003,643
Minnesota – 0.6%
Center City, MN, Health Care Facilities Rev. (Hazelden Betty Ford Foundation Project), 5%, 11/01/2044	$505,000	$525,016
Center City, MN, Health Care Facilities Rev. (Hazelden Betty Ford Foundation Project), 5%, 11/01/2047	435,000	444,184
Dakota County, MN, Community Development Agency, Multi-Family Housing Rev. (Heart of the City Apartments Project), FNMA, 4.2%, 5/01/2043	3,955,000	3,664,160
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	500,000	500,105
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	2,999,953
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	1,370,000	1,332,419
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	3,335,000	3,091,696

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Minnesota – continued
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	$2,755,000	$2,373,979
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,500,000	2,328,703
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,895,000	2,550,822
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	423,284
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “B”, 5.25%, 1/01/2049	4,315,000	4,455,553
Minnesota Higher Educational Facilities Authority Rev. (St. Catherine University), 5%, 10/01/2052	3,000,000	2,858,633
Minnesota Joint Powers Entity, Rum River Special Education Cooperative, COP, “A”, 5%, 2/01/2040	855,000	849,779
Minnesota Joint Powers Entity, Rum River Special Education Cooperative, COP, “A”, 5.5%, 2/01/2046	535,000	539,691
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,655,000	1,647,724
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Refunding Rev. (Nova Classical Academy Project), 5.625%, 9/01/2065	560,000	540,297
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029 (n)	135,000	135,214
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033 (n)	420,000	421,836
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	705,000	659,535
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2031	505,000	487,276
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2041	2,000,000	1,672,432
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2051	660,000	488,227
Woodbury, MN, Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2056	575,000	404,166
		$35,394,684
Mississippi – 0.5%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2050	$2,630,000	$2,680,045
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5.5%, 7/01/2055	4,250,000	4,296,428
Hinds County, MS, Certificates of Participation (Lease Purchase Project), “A”, BAM, 4.625%, 9/01/2054 (n)	4,740,000	4,364,344
Mississippi Development Bank, Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	2,770,000	2,691,512
Mississippi Development Bank, Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	1,665,000	1,570,150
Mississippi Home Corp., Multi-Family Housing Rev. (Jackson Housing Portfolio Project), 4.55%, 4/01/2042	7,205,000	7,255,591
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	475,000	477,088
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,639,486
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,020,000	960,732
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	534,269
		$27,469,645
Missouri – 1.2%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (Southeast Health), 4%, 3/01/2046	$520,000	$477,844
Dardenne, MO, Town Square Transportation Development District, “A”, 5.5%, 5/01/2027 (d)(q)	2,495,000	873,250
Kansas City, MO, Industrial Development Authority Refunding Improvement Rev. (Platte Purchase Project A, C, & E), 6%, 1/01/2048	2,750,000	2,795,073
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	2,140,000	2,146,064
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	6,160,000	6,018,380
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,300,000	1,230,593
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	415,000	386,721
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	520,000	452,144
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,755,000	1,365,738
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,649,036
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,269,915
Missouri Health & Educational Facilities Authority Rev. (The Children's Mercy Hospital), “A”, 5.5%, 5/15/2051 (u)	6,000,000	6,382,921

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – continued
Missouri Health & Educational Facilities Authority Rev. (The Children's Mercy Hospital), “A”, 5.5%, 5/15/2054 (u)	$6,000,000	$6,351,608
Missouri Health & Educational Facilities Authority, Educational Facilities Rev. (Maryville University of Saint Louis Project), “A”, 5.5%, 6/15/2047	2,700,000	2,647,793
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “G”, GNMA, 5.5%, 5/01/2055	4,030,000	4,269,624
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	370,000	355,520
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	240,000	215,613
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,090,000	1,009,299
St. Louis County, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,920,000	11,734,216
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,591,936
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	570,000	570,003
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	479,778
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,228,351
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,015,237
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,058,985
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	680,000	656,261
St. Louis, MO, Industrial Development Authority, Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,977,032
St. Louis, MO, Industrial Development Authority, Tax Increment & Special District Rev. (Union Station Phase 2 Redevelopment Project), “A”, 5.75%, 6/15/2054	990,000	998,230
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	1,305,000	1,303,498
		$65,510,663
Montana – 0.4%
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “A”, 6%, 5/15/2060	$6,530,000	$6,616,270
Montana Facility Finance Authority Rev. (St. John's United Project), “A”, 6.125%, 11/15/2056	1,125,000	1,130,040
Montana Facility Finance Authority Rev. (St. John's United Project), “A”, 6.125%, 11/15/2061	4,000,000	4,005,795
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	3,840,000	3,886,398
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	5,552,803
		$21,191,306
Nebraska – 0.2%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$1,237,114
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	840,000	843,481
Omaha, NE, Airport Authority, Facilities Rev., AGM, 5.25%, 12/15/2054	4,565,000	4,662,832
Omaha, NE, Airport Authority, Facilities Rev., “A”, 5.5%, 12/15/2051	3,090,000	3,265,214
Omaha, NE, Airport Authority, Facilities Rev., “A”, 5.5%, 12/15/2056	2,920,000	3,056,632
		$13,065,273
Nevada – 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	$425,000	$425,022
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	1,715,000	1,715,023
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,825,000	1,814,097
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	2,205,000	2,103,926
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	4,760,000	4,353,452
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037 (n)	1,000,000	986,214
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	2,015,000	1,834,628
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	392,407

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Nevada – continued
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	$545,000	$482,170
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2049	1,805,000	1,843,179
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2054	1,465,000	1,482,574
		$17,432,692
New Hampshire – 4.9%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$23,475,000	$23,948,317
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	13,730,000	13,621,941
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	1,410,000	1,400,432
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	990,000	998,255
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,290,000	2,353,465
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,020,000	958,476
National Finance Authority, NH, Multi-Family Housing Rev., 4.45%, 7/01/2044	11,400,000	11,178,154
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	11,311,156	11,271,967
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.25%, 7/20/2041	3,732,930	3,594,314
National Finance Authority, NH, Municipal Certificates, “1-B”, 4.166%, 1/20/2041	2,250,000	1,724,258
National Finance Authority, NH, Municipal Certificates, “1-B”, 9.491%, 7/20/2041	4,125,000	5,998,307
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.334%, 9/20/2036 (i)	71,301,088	1,242,871
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.813%, 1/20/2038 (i)	119,752,061	5,713,347
National Finance Authority, NH, Municipal Certificates, “1-X”, 0.495%, 7/20/2051 (i)	50,569,199	1,697,072
National Finance Authority, NH, Municipal Certificates, “2-B”, 4.089%, 6/20/2049	3,411,810	2,544,705
National Finance Authority, NH, Municipal Certificates, “3-A”, 4.033%, 10/20/2041	4,894,724	4,669,606
National Finance Authority, NH, Municipal Certificates, “3-B”, 4.795%, 10/20/2042	4,000,000	2,819,376
National Finance Authority, NH, Municipal Certificates, “4-A”, 4.059%, 11/20/2039	13,708,309	13,195,364
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.085%, 1/20/2041	4,304,853	4,120,022
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.795%, 2/20/2041	6,584,359	6,586,216
National Finance Authority, NH, Municipal Certificates, “A-2”, 4%, 10/20/2036	7,413,031	7,214,418
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.166%, 1/20/2041	1,530,395	1,421,269
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.795%, 2/20/2041	5,255,869	5,048,192
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.089%, 11/20/2042	7,706,667	6,981,254
National Finance Authority, NH, Municipal Certificates, “X-2”, 0.674%, 10/20/2036	32,544,774	1,243,510
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	3,090,000	2,497,233
National Finance Authority, NH, Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	7,730,000	7,010,976
National Finance Authority, NH, Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	1,840,000	1,859,108
National Finance Authority, NH, Rev. (Winston-Salem Sustainable Energy Partners), “A”, 5.5%, 6/01/2050	19,495,000	20,246,133
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	770,000	765,638
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,210,000	1,103,172
National Finance Authority, NH, Special Rev. (Canyon Ranch Project, Burnet County, TX), Capital Appreciation, 0%, 12/01/2035	12,000,000	6,289,178
National Finance Authority, NH, Special Rev. (Chambers Creek Project, Montgomery County, TX), Capital Appreciation, 0%, 12/15/2032	9,600,000	6,269,237
National Finance Authority, NH, Special Rev. (Emberly & Canterra Creek Projects, Fort Bend & Brazoria Counties, TX), 5.375%, 12/01/2031	4,922,000	4,886,489
National Finance Authority, NH, Special Rev. (Goodland Project, Ellis County, TX), Capital Appreciation, 0%, 12/15/2039	10,000,000	4,013,027
National Finance Authority, NH, Special Rev. (Grand Pines Project, Montgomery County, TX), 5.625%, 6/01/2039	2,900,000	2,899,706
National Finance Authority, NH, Special Rev. (Highland Project, Montgomery County, TX), 5.125%, 12/15/2030	6,038,000	6,035,632
National Finance Authority, NH, Special Rev. (Mill Creek Project, Montgomery County, TX), 5.95%, 12/01/2031	6,451,000	6,447,187
National Finance Authority, NH, Special Rev. (River Ranch Project, Liberty County, TX), Capital Appreciation, 0%, 12/01/2031	11,102,578	8,104,943
National Finance Authority, NH, Special Rev. (Tamarron Project, Fort Bend County, TX), 5.25%, 12/01/2035	7,877,000	7,766,924
National Finance Authority, NH, Special Rev. (The Astro Sunterra Projects, Waller County, Texas Municipal Utility Districts), Capital Appreciation, 0%, 12/15/2034	4,351,000	2,507,778
National Finance Authority, NH, Special Rev. (The Wildflower Project, Denton County, TX), Capital Appreciation, 0%, 12/15/2033	9,115,000	5,813,362

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
National Finance Authority, NH, Special Rev. (Valencia Project, Brazoria County, TX), 5.3%, 12/01/2032	$2,523,000	$2,504,260
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2038	110,000	115,268
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2040	125,000	129,633
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2042	105,000	107,998
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.125%, 4/01/2046	110,000	105,792
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2050	1,000,000	1,019,277
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.375%, 4/01/2051	180,000	174,272
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.5%, 4/01/2056	225,000	216,252
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.875%, 4/01/2060	1,215,000	1,217,490
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.625%, 4/01/2061	335,000	323,075
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 4%, 7/01/2037	12,080,000	10,993,240
New Hampshire Health & Education Facilities Authority Rev. (Rivier University), 5%, 2/01/2049	1,905,000	1,828,175
New Hampshire Health & Education Facilities Authority Rev. (Rivier University), 5.25%, 2/01/2054	15,370,000	14,955,752
New Hampshire National Finance Authority, Special Rev. (LGI Homes Project, Denton, Galveston, Harris, Montgomery & Williamson Counties, Texas), Capital Appreciation , 0%, 12/15/2041	10,663,000	4,009,305
New Hampshire National Finance Authority, Special Rev. (The Woodlands Hills Utility Districts 128A & 129), 5.875%, 12/15/2036	2,056,000	2,058,109
		$275,818,729
New Jersey – 1.1%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	$1,610,000	$1,412,781
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	245,000	254,798
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	665,000	687,077
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	600,000	614,361
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	2,000,000	2,040,189
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	165,000	165,348
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	325,923
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	988,854
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	532,870
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2028	1,542,688	1,576,039
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	5,090,000	5,095,252
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	2,850,000	2,858,029
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,511,783
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5%, 11/01/2045	180,000	180,129
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5.125%, 11/01/2055	465,000	446,822
New Jersey Economic Development Authority, Charter School Rev. (Central Jersey College Prep Charter School Project), 5.25%, 11/01/2060	375,000	363,144
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	3,075,000	3,236,541
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.625%, 1/01/2045	3,145,000	3,301,329
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	1,840,000	1,842,135
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	5,945,000	5,953,130
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “B”, 4%, 12/01/2044	8,875,000	8,480,403
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	520,000	515,381
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 2.5%, 12/01/2040	1,565,000	1,454,630
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	8,920,000	8,576,058
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,380,000	1,315,053
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5.25%, 12/01/2054	825,000	803,577
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Rev., “1C”, 5.5%, 12/01/2055	1,935,000	1,940,300
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Rev., “B”, 5.25%, 12/01/2056	815,000	792,729

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
New Jersey Higher Education Student Assistance Authority, Subordinate Student Loan Rev., “C”, 3.25%, 12/01/2051	$960,000	$660,057
New Jersey Transportation Trust Fund Authority, Transportation Program, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	2,520,000	2,877,762
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2034	215,000	220,127
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 4.75%, 1/01/2045	1,055,000	984,759
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2055	1,000,000	918,392
Passaic County, NJ, Improvement Authority, Charter School Rev. (Community Charter School of Paterson Project), “A”, 5%, 1/01/2060	375,000	338,816
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.5%, 7/01/2040	665,000	646,905
		$63,911,483
New Mexico – 0.2%
Albuquerque, NM, Mesa del Sol Public Improvement District No. 1, Special Levy Improvement Rev., “A”, 5.1%, 10/01/2046	$500,000	$495,899
Albuquerque, NM, Mesa del Sol Public Improvement District No. 1, Special Levy Improvement Rev., “A”, 5.45%, 10/01/2055	500,000	495,242
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	295,000	296,101
New Mexico Municipal Energy Acquisition Authority, Gas Supply Refunding Rev., 5%, 6/01/2054 (Put Date 11/01/2030)	5,400,000	5,686,512
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	105,000	103,251
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	470,000	475,442
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	272,002
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	279,403
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	681,334
		$8,785,186
New York – 5.8%
Albany, NY, Capital Resource Corp. Rev. (Albany Medical Center Hospital Project), “A”, 5.5%, 5/01/2055	$2,610,000	$2,743,689
Build NYC Resource Corp. Rev. (261 Walton Facility LLC - Zeta Charter Schools, Inc. Project), “A”, 5.5%, 6/01/2056	710,000	690,411
Build NYC Resource Corp. Rev. (261 Walton Facility LLC - Zeta Charter Schools, Inc. Project), “A”, 5.625%, 6/01/2061	460,000	453,064
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	11,560,000	11,390,510
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	355,000	329,896
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,700,000	2,441,043
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (z)	1,315,000	1,315,128
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,015,000	3,015,471
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	4,025,340
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,695,000	1,693,801
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,125,000	2,106,450
Build NYC Resource Corp. Rev. (Renaissance Charter School 2 Project), “A”, 5.5%, 6/15/2055	1,130,000	1,087,181
Build NYC Resource Corp. Rev. (Renaissance Charter School 2 Project), “A”, 5.75%, 6/15/2060	3,030,000	2,996,422
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.375%, 12/01/2046	365,000	388,841
Build NYC Resource Corp. Rev. (Urban Resource Institute Project), “A”, 5.5%, 12/01/2051	380,000	395,972
Build NYC Resource Corp. Rev. (Zeta Charter Schools, Inc. Project), “A”, 5.375%, 10/15/2055	10,900,000	10,346,510
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2050	1,795,000	1,839,634
Build NYC Resource Corp., Senior Airport Facilities Rev. (TRIPS Obligated Group), 5.5%, 7/01/2055	2,275,000	2,313,004
Genesee County, NY, Funding Corp. Rev. (Rochester Regional Health Energy Projects), “A”, 5.25%, 12/01/2050	515,000	524,106
Genesee County, NY, Funding Corp. Rev. (Rochester Regional Health Energy Projects), “A”, 5.5%, 12/01/2055	940,000	968,015
Jefferson County, NY, Civic Facility Development Corp. Rev. (Samaritan Medical Center Project), “A”, 4%, 11/01/2032	535,000	503,667
New York Dormitory Authority Rev. (Montefiore Obligated Group), 5.25%, 11/01/2043	1,000,000	1,027,769
New York Dormitory Authority Rev. (Montefiore Obligated Group), 5.5%, 11/01/2044	130,000	135,892
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	5,630,000	5,127,626
New York Dormitory Authority Rev. (Orchard Park CCRC, Inc. Obligated Group), 5.125%, 11/15/2050	1,510,000	1,518,378
New York Dormitory Authority Rev. (The New School), “A”, 4.25%, 7/01/2050	1,800,000	1,616,355
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.5%, 10/01/2054	6,165,000	6,431,131

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5.25%, 3/15/2052	$4,000,000	$4,154,760
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	17,960,000	17,984,634
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	5,850,000	5,856,935
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	4,205,000	4,357,838
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	7,370,000	7,811,270
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	3,245,000	3,306,956
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	16,750,000	15,799,446
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, 5.5%, 12/31/2060	10,465,000	10,587,433
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), “A”, AGM, 5.25%, 12/31/2054	7,895,000	8,017,662
New York Transportation Development Corp., Special Facilities Rev. (JFK Airport Terminal 6 Redevelopment Project), Capital Appreciation, “B”, AGM, 0%, 12/31/2054	2,550,000	1,665,913
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), 6%, 6/30/2054	17,420,000	17,969,928
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5%, 6/30/2054	4,765,000	4,721,937
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	24,605,000	24,447,924
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	23,315,000	23,468,434
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	55,000	56,714
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	570,000	527,399
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds), “D-1”, 4.5%, 11/01/2054	4,400,000	4,148,877
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	522,989	528,214
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “F”, 5.25%, 12/15/2031 (n)	3,822,794	3,908,973
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	410,000	410,204
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “AA-1”, 5.25%, 6/15/2055 (u)	13,120,000	13,720,063
Niagara, NY, Area Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	6,865,000	6,103,466
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	4,115,000	3,351,686
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	2,460,000	2,165,828
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,905,000	1,826,856
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	2,955,000	2,752,869
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	2,135,000	1,936,255
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	5,765,000	5,085,888
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	7,900,000	6,802,931
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	4,625,000	3,881,611
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	17,535,000	14,373,844
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	13,015,000	10,475,920
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	4,435,000	3,504,726
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,034,045
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	7,750,123
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5.875%, 9/15/2059	4,000,000	3,999,883
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,075,000	1,142,101
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,535,000	1,537,049

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	$1,630,000	$1,717,519
		$322,319,420
North Carolina – 0.7%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$690,000	$708,730
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	2,350,000	2,538,940
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	505,000	476,556
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	10,900,000	9,218,123
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	280,000	261,708
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	975,000	985,206
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	925,000	920,545
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	795,000	760,760
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Carolina Village), “A”, 5.375%, 4/01/2051	885,000	868,656
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Carolina Village), “A”, 5.5%, 4/01/2056	200,000	195,969
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,760,000	1,463,581
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carol Woods Project), 5.25%, 12/01/2055	5,000,000	5,104,684
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,000,000	944,206
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	1,058,962
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	1,000,000	968,380
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Porters Neck Village), 5.2%, 1/01/2056	640,000	638,350
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Porters Neck Village), 5.125%, 1/01/2061	645,000	629,752
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	670,000	670,954
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,501,790
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,545,636
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	1,021,738
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,701,218
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2049	600,000	601,699
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2056	780,000	777,647
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	990,865
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,015,706
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,665,000	1,665,513
		$41,235,874
North Dakota – 0.4%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$465,000	$468,334
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,145,000	1,146,980
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5.42%, 12/01/2053	2,770,000	2,765,689
Horace, ND, Refunding Improvement, “C”, 5%, 5/01/2050	1,500,000	1,401,343
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049	1,795,000	1,802,404
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	5,445,000	5,418,014

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Dakota – continued
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	$3,050,000	$2,953,603
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	638,447
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	4,637,726
		$21,232,540
Ohio – 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$7,300,000	$6,247,766
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	39,235,000	29,667,608
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,426,128
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,167,644
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	923,237
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,382,471
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	859,254
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Cobblestone Manor Project), 4.625%, 8/01/2042	475,000	467,897
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	4,825,000	4,652,572
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, 5.5%, 1/01/2055 (u)	22,085,000	22,857,816
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing Rev. (Caravel Apartments), “A”, FNMA, 4.46%, 11/01/2044	3,129,582	3,034,172
Columbus-Franklin County, OH, Finance Authority, Multi-Family Housing Rev. (Westerville Crossing Apartments), “A”, FNMA, 4.375%, 6/01/2043	8,940,000	8,535,374
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2042	3,915,000	3,885,919
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 4.75%, 2/15/2047	5,240,000	4,819,734
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.25%, 2/15/2047	3,160,000	3,162,371
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	13,520,000	13,550,790
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2057	3,355,000	3,138,289
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2057	875,000	875,405
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	910,000	695,245
Cuyahoga County, OH, Port Authority, Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	520,000	415,482
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	741,354
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,545,000	1,248,125
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,587,445
Delaware County, OH, Finance Authority, Special Obligation Development Rev. (DCFA Bond Fund - The Villages at Casement Project), “A”, 5.75%, 12/01/2041	270,000	283,589
Delaware County, OH, Finance Authority, Special Obligation Development Rev. (DCFA Bond Fund - The Villages at Casement Project), “A”, 6.75%, 12/01/2051	300,000	325,134
Delaware County, OH, Finance Authority, Special Obligation Development Rev. (DCFA Bond Fund - The Villages at Casement Project), “A”, 6.75%, 12/01/2055	225,000	242,445
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2049	1,185,000	1,235,737
Fayette County, OH, Hospital Facilities Improvement Rev. (Adena Health System Obligated Group Project), AGM, 5.25%, 12/01/2054	1,415,000	1,462,296
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,380,314
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,034,738
Franklin County, OH, Hospital Improvement & Refunding Rev. (Nationwide Children's Hospital), 5.25%, 11/01/2055 (u)	6,540,000	6,809,266
Greene County, OH, Port Authority Economic Development, Facilities Refunding & Improvement Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2055	4,435,000	4,271,500
Greene County, OH, Port Authority Economic Development, Facilities Refunding & Improvement Rev. (Community First Solutions Obligated Group), “B”, 5%, 5/15/2059	865,000	825,513
Hamilton County, OH, Board of Education of The Oak Hills Local School District, Classroom Facilities Unlimited Tax, General Obligation, 5.25%, 11/01/2056	1,845,000	1,900,086
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2050	635,000	647,153
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5%, 1/01/2051	2,660,000	2,550,252
Hamilton County, OH, Healthcare Improvement & Refunding Rev. (Life Enriching Communities Project), 5.5%, 1/01/2055	2,565,000	2,600,210
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2047	950,000	931,319

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	$2,105,000	$2,162,590
Hamilton County, OH, Hospital Facilities Rev. (UC Health), “A”, 5.5%, 8/01/2051	6,160,000	6,204,916
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040 (n)	1,690,000	1,727,051
Huron County, OH, Norwalk City School District, School Facilities (General Obligation-Unlimited Tax), 5%, 11/01/2061	1,320,000	1,337,080
Margaretta, OH, Local School District Erie & Sandusky Counties, Certificates of Participation (School Facilities Project), BAM, 5.5%, 10/01/2047	1,685,000	1,754,796
Margaretta, OH, Local School District Erie & Sandusky Counties, Certificates of Participation (School Facilities Project), BAM, 5.5%, 10/01/2050	2,845,000	2,936,664
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	3,455,000	3,108,520
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	2,075,000	1,744,783
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	2,210,000	2,076,033
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	1,100,000	935,688
Oak Hills, OH, Local School District, General Obligation, 5.375%, 11/01/2062	3,920,000	4,047,365
Ohio Air Quality Development Authority, Refunding Rev. (American Electric Power Co. Project), “A”, 3.75%, 1/01/2029	1,145,000	1,150,560
Ohio Air Quality Development Authority, Refunding Rev. (American Electric Power Co. Project), “C”, 3.65%, 12/01/2027	1,045,000	1,047,986
Ohio Air Quality Development Authority, Refunding Rev. (American Electric Power Co. Project), “D”, 3.7%, 10/01/2028	7,500,000	7,530,276
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	2,045,000	1,928,132
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,305,893
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,428,737
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	898,345
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,455,000	1,440,298
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	2,115,000	2,038,432
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), 5.25%, 5/01/2054	9,180,000	8,844,892
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Haven's Edge Apartments Project), “A”, 5.7%, 8/01/2043	2,500,000	2,554,751
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	7,105,000	7,155,217
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	3,395,000	3,247,675
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	845,737
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	639,576
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	725,000	659,400
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2053	365,000	376,196
Port of Greater Cincinnati, OH, Development Authority Rev. (Duke Energy Convention Center Project), “C”, AGM, 5.25%, 12/01/2063	550,000	565,351
Port of Greater Cincinnati, OH, Development Authority Rev. (RBM Phase 3 Garage Project), 5%, 12/01/2044	1,000,000	1,014,410
Port of Greater Cincinnati, OH, Development Authority Rev. (RBM Phase 3 Garage Project), 5.125%, 12/01/2055	1,250,000	1,240,054
Portage County, OH, Port Authority Rev. (Bio - Med Science Academy Stem School Project), 6%, 12/01/2056	1,140,000	1,166,540
Portage County, OH, Port Authority Rev. (Bio - Med Science Academy Stem School Project), 6%, 12/01/2062	1,800,000	1,833,528
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	1,220,000	1,220,501
Warren County, OH, Hospital Facilities Refunding Rev. (Community First Solutions Obligated Group), “A”, 5%, 5/15/2044	1,185,000	1,201,731
West Central Ohio Port Authority Rev. (Global Impact STEM Academy Project), “A”, 5.5%, 12/01/2055	1,000,000	992,492
West Central Ohio Port Authority Rev. (Global Impact STEM Academy Project), “A”, 5.5%, 12/01/2062	1,485,000	1,449,687
		$225,653,533
Oklahoma – 1.0%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$2,790,000	$1,809,313
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,830,000	2,827,919
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	90,000	85,513
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,295,000	3,310,762
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,340,000	3,373,028
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	4,960,996
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	4,290,003
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	4,916,680
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	14,300,000	14,140,689
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	5,943,000	5,873,182

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oklahoma – continued
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	$1,035,000	$1,044,502
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “C”, GNMA, 6%, 3/01/2056	4,800,000	5,219,784
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2035	3,350,000	3,745,316
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc. Project), 6.25%, 12/01/2040	2,210,000	2,420,482
		$58,018,169
Oregon – 1.3%
Albany, OR, Hospital Facility Authority, Oregon Senior Living Rev. (Mennonite Village Project), “A”, 5.375%, 5/15/2054	$2,845,000	$2,863,551
Albany, OR, Hospital Facility Authority, Oregon Senior Living Rev. (Mennonite Village Project), “A”, 5.375%, 5/15/2061	7,050,000	7,055,054
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	1,000,000	1,003,938
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	1,949,385
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	2,926,158
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,900,000	2,610,288
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	7,725,000	6,090,071
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	10,440,000	7,960,197
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5%, 12/01/2040	420,000	426,196
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5.375%, 12/01/2045	500,000	511,837
Oregon Facilities Authority Rev. (Southern Oregon Goodwill Project), “A”, 5.5%, 12/01/2054	1,500,000	1,505,710
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 4.625%, 6/15/2035	265,000	266,708
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 5.5%, 6/15/2045	475,000	479,471
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 5.625%, 6/15/2055	810,000	794,571
Oregon Facilities Authority, Charter School Rev. (Redmond Proficiency Academy Project), “A”, 6%, 6/15/2065	345,000	347,230
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	12,160,000	12,335,560
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Redmond Landing Apartments Project), “K-1”, FNMA, 4.33%, 11/01/2043	1,995,000	1,871,179
Port of Portland, OR, International Airport Rev., “A”, 5.25%, 7/01/2054 (u)	9,020,000	9,240,414
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	745,000	724,401
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	2,625,000	2,284,401
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	725,000	597,283
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	3,115,000	2,566,257
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	6,520,000	5,228,458
		$71,638,318
Pennsylvania – 5.8%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$1,870,000	$1,799,716
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2059	955,000	909,963
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2050	9,765,000	10,197,719
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2055	7,835,000	8,120,062
Allegheny County, PA, Sanitary Authority Sewer Rev., 5.25%, 12/01/2058 (u)	4,045,000	4,194,968
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	1,265,000	1,138,445
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	920,000	931,963
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	765,000	779,557
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	2,175,000	2,175,054
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	5,805,000	5,968,423
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	6,700,000	6,762,776
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Project), 6%, 5/01/2042	2,000,000	2,171,982
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	2,505,000	2,515,297
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	1,990,000	1,992,963
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	2,152,000	2,250,955
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	33,839,000	31,769,522

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	$16,911,000	$12,820,018
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	2,715,000	2,726,384
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	4,565,000	4,793,749
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), 5%, 3/15/2051	495,000	466,604
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), 5.125%, 3/15/2056	1,275,000	1,199,340
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	6,355,000	5,140,169
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2040	5,915,000	4,321,126
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2044	4,455,000	3,033,549
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2051	3,445,000	2,124,125
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	3,695,000	2,760,690
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	765,647
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	887,853
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,385,997
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.25%, 6/01/2055	1,205,000	1,216,805
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	885,453
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	1,924,913
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	556,510
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2049	915,000	932,119
Cumberland County, PA, Cumberland Valley School District, General Obligation, “A”, BAM, 5%, 12/01/2053	1,545,000	1,563,798
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	590,000	582,420
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	130,000	130,041
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.5%, 6/01/2056	5,435,000	5,474,659
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	4,310,000	3,595,589
Doylestown, PA, Hospital Authority Rev., 5.375%, 7/01/2039	860,000	923,563
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	690,000	639,002
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	80,000	84,039
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	690,000	699,302
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program - Gannon University Project), 5%, 5/01/2035	160,000	163,225
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program - Gannon University Project), 5%, 5/01/2038	280,000	281,093
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program - Gannon University Project), 5%, 5/01/2048	225,000	205,769
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	105,000	106,601
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2032	1,550,000	1,565,351
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,779,576
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	1,140,000	1,121,769
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,745,000	3,582,471
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,356,127
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	455,038
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	5,730,000	4,990,384
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	7,745,000	6,291,167
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	2,702,297
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	5,280,000	3,955,094
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	481,133
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	750,000	690,964
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	1,500,000	1,316,820
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2044	850,000	857,721
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), “A”, 5%, 12/01/2045	1,000,000	1,019,474
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	265,000	270,522
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	930,000	945,693
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	685,000	694,405
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	710,000	717,319

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	$2,440,000	$2,327,873
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,120,000	1,783,678
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	3,992,384
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,920,000	1,620,178
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,975,000	2,062,069
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	14,730,000	14,402,657
Montgomery County, PA, Industrial Development Authority, Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	2,130,000	2,149,064
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,721,143
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	997,981
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2041	1,050,000	984,876
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2046	2,000,000	1,770,144
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,045,000	1,053,647
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,555,000	1,584,160
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	825,000	841,283
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,460,000	1,022,029
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,540,000	1,021,546
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,490,000	933,610
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,535,000	909,369
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,675,000	935,923
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,615,000	837,413
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,555,000	757,484
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,490,000	686,914
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,425,000	623,126
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	7,090,000	1,500,436
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	5,000,000	5,040,108
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	18,845,000	18,824,312
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.75%, 12/31/2062	2,005,000	2,084,626
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Facility Rev. (Core Natural Resources, Inc. Project), 5.45%, 1/01/2051 (Put Date 3/27/2035)	3,000,000	3,237,638
Pennsylvania Economic Development Financing Authority, Tax-Exempt Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.75%, 6/30/2048	1,990,000	2,084,011
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,985,000	1,652,646
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	2,892,000	2,699,245
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	4,677,000	4,559,738
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	690,000	595,343
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	515,000	509,020
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “B”, 3.125%, 6/01/2048	1,800,000	1,241,960
Pennsylvania Higher Education Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	775,000	722,133
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2045	595,000	615,076

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2049	$440,000	$447,457
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	885,375
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,635,000	2,635,391
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,863,950
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,000,000	3,000,266
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	255,000	259,849
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	600,000	597,919
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	546,683
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	415,000	411,610
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	470,000	446,332
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	225,000	214,896
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Philadelphia Performing Arts: A String Theory Charter School Project), 5%, 6/15/2050 (n)	1,700,000	1,563,726
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5%, 6/15/2033 (n)	1,500,000	1,490,823
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.375%, 6/15/2038 (n)	1,500,000	1,488,181
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	550,000	543,536
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037 (Prerefunded 12/01/2026)	2,400,000	2,415,121
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (Prerefunded 12/01/2026) (n)	3,245,000	3,268,064
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (Prerefunded 12/01/2026) (n)	4,690,000	4,727,121
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,475,000	2,443,750
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	3,665,000	3,546,519
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,790,000	3,454,946
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.125%, 9/01/2045	295,000	298,243
Philadelphia, PA, Authority for Industrial Development, University Rev. (Holy Family University Project), “A”, 5.375%, 9/01/2055	1,540,000	1,524,891
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,009
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	240,000	240,418
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	8,568,406
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	358,441
		$321,494,608
Puerto Rico – 3.0%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	$2,046,409	$1,999,747
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	5,782,333	5,417,145
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	2,893,588	2,615,423
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	3,413,676	2,478,327
Puerto Rico Children's Trust Fund, Tobacco Settlement Rev., Capital Appreciation, 0%, 5/15/2050	25,000,000	4,921,970
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,530,000	1,507,648
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	425,000	425,476
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	515,000	515,283
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,706,070
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	5,090,000	5,121,275
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	5,270,000	5,298,478
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	630,000	624,164

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Puerto Rico – continued
Puerto Rico Electric Power Authority Rev., “XX”, 5.75%, 7/01/2036 (a)(d)	$4,890,000	$3,557,475
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2027	392,840	281,757
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico Project), 6.625%, 1/01/2028	2,996,125	2,179,351
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	3,125,000	3,127,987
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	515,844
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,262,246
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	1,542,000	1,526,326
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	8,003,000	7,597,989
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	102,934,000	98,898,792
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	7,178,000	7,008,560
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	298,000	274,456
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	3,802,000	3,593,867
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	14,210,000	5,170,749
		$167,626,405
Rhode Island – 0.1%
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2060	$1,760,000	$1,686,596
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “A”, AGM, 5%, 7/01/2065	1,565,000	1,484,275
Rhode Island Health & Educational Building Corp., Student Housing Rev. (PRG - RI Properties LLC), “B”, AGM, 5.625%, 7/01/2065	225,000	225,147
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, “84-A”, GNMA, 5%, 4/01/2049	765,000	777,793
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,455,000	1,268,875
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	920,000	889,166
		$6,331,852
South Carolina – 1.8%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030 (n)	$425,000	$420,321
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040 (n)	1,000,000	941,924
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	500,000	437,927
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	715,000	727,595
Goose Creek, SC, Carnes Crossroads Improvement District, Assessment Rev., 5.25%, 10/01/2045	800,000	809,694
Goose Creek, SC, Carnes Crossroads Improvement District, Assessment Rev., 5.5%, 10/01/2055	800,000	795,856
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	4,185,000	4,660,604
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2055	10,920,000	11,860,032
South Carolina Jobs-Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community Obligated Group), 5.375%, 4/01/2056	790,000	802,730
South Carolina Jobs-Economic Development Authority Rev. (Charleston Southern University), “C”, 5.5%, 9/01/2045	1,200,000	1,208,625
South Carolina Jobs-Economic Development Authority Rev. (Charleston Southern University), “C”, 5.625%, 9/01/2050	1,180,000	1,173,410
South Carolina Jobs-Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	600,000	598,995
South Carolina Jobs-Economic Development Authority Rev. (Wesley Commons Project), “A”, 5.5%, 10/01/2045	187,000	190,636
South Carolina Jobs-Economic Development Authority Rev. (Wesley Commons Project), “A”, 5.625%, 10/01/2050	650,000	651,686
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	1,580,000	1,550,286
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	520,000	449,208
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	330,000	245,513
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,195,000	798,566

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – continued
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Oceanside Collegiate Academy Project), “A”, 5%, 6/15/2054	$3,400,000	$3,048,058
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Orangeburg High School for Health Professions Project), “A”, 6.5%, 6/15/2050	7,880,000	7,921,070
South Carolina Jobs-Economic Development Authority, Educational Facilities Rev. (Orangeburg High School for Health Professions Project), “A”, 6.625%, 6/15/2060	3,195,000	3,199,929
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	701,299
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	878,166
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	460,000	416,908
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.5%, 12/01/2045	120,000	122,331
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.8%, 12/01/2050	800,000	810,999
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.75%, 12/01/2060	2,010,000	1,999,570
South Carolina Jobs-Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	5,735,000	5,708,399
South Carolina Jobs-Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.25%, 11/15/2039	525,000	534,423
South Carolina Jobs-Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.5%, 11/15/2044	100,000	101,681
South Carolina Jobs-Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.75%, 11/15/2054	500,000	499,156
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	2,215,000	2,205,246
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,574,957
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,350,092
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,281,156
South Carolina Jobs-Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,701,800
South Carolina Jobs-Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	3,480,000	3,295,514
South Carolina Jobs-Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	1,500,000	1,406,297
South Carolina Jobs-Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	2,805,000	2,551,535
South Carolina Jobs-Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5.25%, 4/01/2053	4,060,000	3,819,127
South Carolina Jobs-Economic Development Authority, Residential Development Rev. (Sixteenth Floor Obligated Group Project - Credit Enhanced), “A”, 4.25%, 12/01/2036	10,000,000	9,819,779
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.25%, 12/01/2050	1,795,000	1,867,142
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5.5%, 12/01/2054	5,000,000	5,251,414
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, AGM, 5%, 12/01/2050	1,685,000	1,732,376
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5.25%, 12/01/2054	1,035,000	1,065,840
South Carolina State Ports Authority Rev., “B”, 4%, 7/01/2049	6,545,000	5,737,321
		$102,925,193
Tennessee – 0.7%
Bartlett, TN, Industrial Development Board Tax Increment Rev. (Union Depot Project), 6.2%, 7/01/2049	$1,888,000	$1,906,037
Cleveland, TN, Health & Educational Facilities, Board of Multi-Family Housing Rev. (Horizon Square Apartments Project), FNMA, 4.2%, 5/01/2040	2,161,000	2,051,555
Cleveland, TN, Health & Educational Facilities, Board of Rev. (Hamilton Health Care System, Inc. Project), “A”, 5%, 8/15/2049	6,050,000	6,111,499
Knox County, TN, Health, Educational & Housing Facility, Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	680,000	683,897
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.25%, 7/01/2049	485,000	498,557
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2054	570,000	587,781

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – continued
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5.5%, 7/01/2059	$530,000	$544,216
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “A-1”, BAM, 5%, 7/01/2064	1,360,000	1,340,642
Knox County, TN, Health, Educational & Housing Facility, Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), “C”, BAM, 5.125%, 7/01/2064	225,000	225,511
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	100,000	96,409
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	3,425,000	2,574,156
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board Senior Tax Increment Rev. (Graceland Project), “A”, 5.625%, 1/01/2046	250,000	167,123
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2056	4,740,000	4,934,876
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	498,874
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	963,961
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	610,000	479,231
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	875,000	655,560
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	780,000	473,041
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	650,000	371,926
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	13,735,000	14,466,654
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	420,000	422,105
		$40,053,611
Texas – 5.3%
Anna, TX, Special Assessment Rev. (Shirley Farms Public Improvement District Improvement Area #1 Project), 5.35%, 9/15/2046	$740,000	$732,621
Anna, TX, Special Assessment Rev. (Shirley Farms Public Improvement District Improvement Area #1 Project), 5.7%, 9/15/2056	1,000,000	986,324
Anna, TX, Special Assessment Rev. (Woods at Lindsey Place Public Improvement District Improvement Areas #2-3 Projects), 5.2%, 9/15/2045	200,000	201,747
Anna, TX, Special Assessment Rev. (Woods at Lindsey Place Public Improvement District Improvement Areas #2-3 Projects), 5.5%, 9/15/2055	1,250,000	1,255,400
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Texas Charter Schools, Inc.), 4.875%, 6/15/2059	585,000	509,384
Arlington, TX, Higher Education Finance Corp., Education Rev. (Basis Texas Charter Schools, Inc.), 5%, 6/15/2064	605,000	530,688
Arlington, TX, Higher Education Finance Corp., Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	660,000	652,870
Arlington, TX, Higher Education Finance Corp., Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	3,620,000	3,208,666
Arlington, TX, Higher Education Finance Corp., Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	5,810,000	4,604,828
Arlington, TX, Higher Education Finance Corp., Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2041 (n)	8,445,000	7,252,133
Arlington, TX, Higher Education Finance Corp., Education Rev. (Newman International Academy), “A”, 4%, 8/15/2031	355,000	306,321
Arlington, TX, Higher Education Finance Corp., Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	696,882
Arlington, TX, Higher Education Finance Corp., Education Rev. (Newman International Academy), “A”, 5%, 8/15/2041	900,000	679,335
Arlington, TX, Higher Education Finance Corp., Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	2,770,986
Arlington, TX, Higher Education Finance Corp., Education Rev. (Newman International Academy), “A”, 5%, 8/15/2051	1,500,000	992,099
Arlington, TX, Higher Education Finance Corp., Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,042,704
Arlington, TX, Higher Education Finance Corp., Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,621,763
Arlington, TX, Higher Education Finance Corp., Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,519,632
Arlington, TX, Higher Education Finance Corp., Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.75%, 6/15/2055	505,000	506,077
Arlington, TX, Higher Education Finance Corp., Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.875%, 6/15/2065	3,025,000	3,034,945
Austin, TX, Affordable PFC, Inc., Multi-Family Housing Rev. (Village at Collinwood Apartments), “A”, FNMA, 4.45%, 3/01/2043	1,420,000	1,370,754
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	931,497

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	$890,000	$892,238
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,327,119
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	259,422
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	400,769
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	585,693
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	35,000	34,881
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	859,961
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	3,795,000	3,374,418
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	65,000	64,520
Buda, TX, Special Assessment Rev. (Persimmon Public Improvement District Improvement Project), 6%, 9/01/2055	2,000,000	1,960,977
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	490,000	432,831
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,540,000	1,176,358
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	365,000	325,602
Dallas Fort Worth, TX, International Airport, Joint Refunding & Improvements Rev., “A-1”, 5.5%, 11/01/2050 (u)	4,510,000	4,709,582
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	561,277
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,189,629
El Paso County, TX, Hospital District Refunding Rev., BAM, 4.25%, 2/15/2054	945,000	825,041
El Paso, TX, EP La Privada PFC Residential Development Rev. (Home Essential Function Housing Program, LA Privada Apartments), 4.5%, 6/01/2040	5,115,000	4,978,976
El Paso, TX, Water & Sewer Rev., 5.25%, 3/01/2050 (u)	13,475,000	14,013,902
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	1,925,000	1,837,434
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052 (Prerefunded 2/15/2032)	240,000	248,382
Fredericksburg, TX, Independent School District, Unlimited Tax Building, 4%, 2/15/2052	4,705,000	4,203,407
Galveston, TX, Wharves & Terminal, First Lien Rev., 6%, 8/01/2043	925,000	1,006,412
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.25%, 8/01/2037	1,025,000	1,092,683
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.25%, 8/01/2039	900,000	948,220
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.5%, 8/01/2041	805,000	856,043
Galveston, TX, Wharves & Terminal, First Lien Rev., “A”, 5.5%, 8/01/2043	450,000	474,653
Gray and Roberts Counties, TX, Pampa Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 8/15/2058	1,990,000	1,775,618
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	10,140,000	8,876,705
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	361,191
Harris County, TX, Houston Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	3,185,000	1,158,610
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,099
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	730,000	738,766
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Ground Services Equipment Facility Project), 5.5%, 7/15/2036	4,120,000	4,445,840
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	5,000,000	5,325,448
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	1,005,000	1,017,581
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	260,000	228,330
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Baptist University Project), 4%, 10/01/2051	880,000	691,708
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.125%, 10/01/2051	325,000	307,858
Houston, TX, Higher Education Finance Corp., University Rev. (Houston Christian University Project), 5.25%, 10/01/2054	890,000	848,463
Hunt County, TX, City of Greenville Electric System Rev., 5.25%, 2/15/2049 (u)	7,450,000	7,692,594
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	310,471
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	549,945
Lavon, TX, Special Assessment Rev. (Elevon Public Improvement District Area #3-5 Project), 5.375%, 9/15/2045	565,000	569,161
Lavon, TX, Special Assessment Rev. (Elevon Public Improvement District Area #3-5 Project), 5.75%, 9/15/2055	1,195,000	1,189,074
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 5.75%, 9/15/2045	850,000	881,994
Lavon, TX, Special Assessment Rev. (Trails of Lavon Public Improvement District Projects), 6%, 9/15/2054	787,000	806,454
Mesquite, TX, Housing Finance Corp., Multi-Family (Wooded Lake), “A”, FNMA, 4.53%, 2/01/2044	3,176,593	3,046,768
Mesquite, TX, Special Assessment Rev. (Solterra Public Improvement District Improvement Area A-2-A-4 Projects), 5.5%, 9/01/2045	1,000,000	1,007,940

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Mesquite, TX, Special Assessment Rev. (Solterra Public Improvement District Improvement Area A-2-A-4 Projects), 5.75%, 9/01/2055	$1,300,000	$1,290,061
Mission, TX, Economic Development Corp. (Natgasoline Project), 4.625%, 10/01/2031 (n)	3,640,000	3,642,218
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	3,915,000	4,040,030
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,659,871
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	355,000	341,098
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	2,625,000	2,521,621
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	1,555,000	1,406,855
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,140,666
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	5,000,000	4,147,069
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “A”, 6.5%, 10/01/2055	3,885,000	4,094,483
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “A”, 6.5%, 10/01/2060	945,000	992,479
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.375%, 1/01/2055	780,000	784,546
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.375%, 1/01/2060	975,000	976,424
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	2,977,389
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	430,000	402,347
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	1,145,000	1,023,956
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	925,000	772,607
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,505,000	1,159,776
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,225,000	2,333,086
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,745,910
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2055	1,000,000	844,656
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	1,250,000	1,219,349
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	755,906
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	844,122
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	200,000	201,105
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,326,129
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	475,000	477,867
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	3,630,000	3,631,395
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,470,106
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	565,000	531,908
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	1,500,000	1,383,689
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2040	1,125,000	1,170,054
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2055	470,000	455,585
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2060	1,075,000	1,031,688

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	$3,250,000	$2,290,976
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 4.25%, 9/01/2033	400,000	400,046
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 5.125%, 9/01/2045	550,000	552,160
Pflugerville, TX, Special Assessment Rev. (Meadowlark Preserve Public Improvement District Project), 5.375%, 9/01/2055	750,000	737,040
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,940,000	1,215,352
Reagan County, TX, Hospital District, Limited Tax, 4.625%, 8/01/2036	1,400,000	1,401,682
Reagan County, TX, Hospital District, Limited Tax, 6%, 8/01/2046	1,200,000	1,247,599
San Antonio, TX, Airport System Refunding Rev., BAM, 5.5%, 7/01/2056 (w)	14,170,000	14,808,255
San Antonio, TX, Electric & Gas Systems Refunding Rev., “D”, 5.25%, 2/01/2054 (u)	5,785,000	6,021,472
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	1,670,000	1,609,991
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Residences at Pearsall Park), “A”, FNMA, 4.43%, 4/01/2043	1,898,000	1,829,700
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Sageland Flats Apartments), “A”, FNMA, 4.55%, 3/01/2043	3,035,000	3,002,021
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	11,230,000	9,590,560
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc. Querencia Project), 5%, 11/15/2030	1,500,000	1,501,029
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc. Querencia Project), 5%, 11/15/2035	3,295,000	3,296,490
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton Museum Way), 5.75%, 12/01/2054	16,562,153	13,025,521
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), 5%, 10/01/2049	1,260,000	1,252,100
Terrell, TX, Special Assessment Rev. (Arboretum Estates Public Improvement District No. 6 Improvement Area No. 1 Project), 6%, 9/15/2045	1,000,000	1,038,209
Terrell, TX, Special Assessment Rev. (Arboretum Estates Public Improvement District No. 6 Improvement Area No. 1 Project), 6.25%, 9/15/2055	1,000,000	1,023,981
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,380,000	4,161,070
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	1,765,000	1,639,845
Texas Community Housing & Economic Development Corp., Residential Development Senior Lien Rev. (Agape Helotes), “A-1”, 6.25%, 1/01/2065	10,000,000	9,182,784
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	1,835,000	1,850,135
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 4.75%, 3/01/2049	1,005,000	1,010,591
Texas Municipal Gas Acquisition & Supply Corp. VI, Gas Supply Rev., “A”, 5.25%, 3/01/2037 (w)	2,355,000	2,475,930
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,130,000	1,880,732
Texas SA Energy Acquisition Public Facility Corp., Gas Supply Rev., 5.5%, 8/01/2027	4,000,000	4,081,158
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,595,000	1,728,624
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,275,000	2,447,703
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,185,000	2,344,850
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	5,586,934
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	282,853
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	267,568
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	656,396
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	506,776
Texas Transportation Finance Corp., Subordinate Tier Toll Refunding Rev. (TELA Supported), “A”, 5.5%, 10/01/2055 (u)	4,285,000	4,571,493
Trinity River, TX, Public Facility Corp., Multi-Family Housing Rev. (Hughes House II Project), “A”, 5%, 6/01/2044	3,750,000	3,757,683
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,475,000	2,166,558
		$297,218,622
U.S. Virgin Islands – 0.4%
Virgin Islands Hotel Development Financing Corp. Rev. (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	$12,195,000	$12,090,669
Virgin Islands Public Finance Authority, Economic Recovery Fee Rev., Taxable (Frenchman's Reef Hotel Development Project), “B”, 9%, 4/01/2053	5,595,000	5,291,984
Virgin Islands Public Finance Authority, Hotel Occupancy Tax Rev. (Frenchman's Reef Hotel Development Project), “A”, 6%, 4/01/2053 (n)	5,355,000	5,359,470
		$22,742,123

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utah – 1.8%
Arrowhead Springs, UT, Public Infrastructure District (Arrowhead Springs Assessment Area), 5.625%, 12/01/2054	$3,700,000	$3,715,818
Arrowhead Springs, UT, Public Infrastructure District, Limited Tax General Obligation Special Rev., 6%, 3/01/2056	7,500,000	7,509,839
Brook View, UT, Infrastructure Financing District, Special Assessment (Brook View Assessment Area), 6.25%, 12/01/2055	4,512,000	4,506,959
MIDA Mountain Village, UT, Public Infrastructure District, Tax Allocated Rev., “1”, 5.5%, 6/01/2055	2,875,000	2,884,454
MIDA Mountain Village, UT, Public Infrastructure District, Tax Allocated Rev., “1”, 5.75%, 6/01/2060	2,010,000	2,056,441
NWQ Public Infrastructure District, UT, Limited Tax General Obligation, “A”, 6.125%, 3/01/2056	1,800,000	1,809,102
Pine View, UT, Public Infrastructure District No. 2, Special Assessment (Firelight Assessment Area No. 1), 6.25%, 12/01/2055	3,073,178	3,099,230
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5.5%, 7/01/2053 (u)	8,000,000	8,291,574
Salt Lake County, UT, Copper Rim Infrastructure Financing District, Special Assessment (Copper Rim Assessment Area), 6.125%, 12/01/2054	1,976,475	2,024,081
Sawmill Infrastructure Financing District, UT, Special Assessment Rev. (Sawmill Assessment Area), 6%, 12/01/2054	2,805,816	2,891,665
Utah Charter School Finance Authority, Charter School Refunding Rev. (Syracuse Arts Academy Project), 5%, 4/15/2051	4,155,000	4,134,527
Utah Charter School Finance Authority, Charter School Refunding Rev. (Syracuse Arts Academy Project), 5%, 4/15/2056	5,560,000	5,405,118
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2031 (n)	270,000	257,493
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2041 (n)	890,000	728,320
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4.25%, 6/15/2051 (n)	1,315,000	994,588
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2045	565,000	571,792
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2055	1,625,000	1,602,558
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2060	1,500,000	1,465,400
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2041 (n)	2,770,000	2,238,273
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2051 (n)	4,120,000	2,915,136
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2056 (n)	2,770,000	1,883,118
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	1,530,000	1,450,508
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	1,285,000	1,118,563
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	647,396
Utah City West Public Infrastructure District No. 1, Special Assessment (Utah City West Assessment Area No. 1), 5.875%, 12/01/2055	1,600,000	1,618,588
Utah Downtown Daybreak, Public Infrastructure District No. 1 Tax Increment Rev., 5.625%, 3/01/2046	1,500,000	1,517,920
Utah Downtown Daybreak, Public Infrastructure District No. 1 Tax Increment Rev., 5.875%, 3/01/2051	1,500,000	1,516,943
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “B”, AGM, 5.5%, 6/01/2055	1,115,000	1,177,030
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	740,183	717,406
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	443,596	427,727
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	690,405	656,325
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	1,050,206	911,999
Utah Jordanelle Ridge Public Infrastructure District No. 3, Limited Tax General Obligation, “A-1”, 5.875%, 3/01/2057	1,100,000	1,099,392
Utah Jordanelle Ridge Public Infrastructure District No. 3, Limited Tax General Obligation, Convertible Capital Appreciation, “A-2”, 0%, 3/01/2057	2,150,000	1,518,481
Utah Panorama Public Infrastructure District No. 1, Special Assessment, 6.2%, 12/01/2055	2,000,000	1,984,409
Utah Public Infrastructure District, Special Assessment (Lomond Heights Assessment Area), “A-2”, 5.625%, 12/01/2055	4,600,000	4,558,767
Utah Resort Core Public Infrastructure District No. 1, General Obligation, “A-1”, 5.625%, 3/01/2051	1,491,000	1,492,907
Utah Resort Core Public Infrastructure District No. 1, Limited Tax General Obligation, Convertible Capital Appreciation, “A-2”, 0%, 3/01/2046	2,224,000	1,745,992
Utah Resort Core Public Infrastructure District No. 1, Limited Tax General Obligation, Convertible Capital Appreciation, “A-2”, 0%, 3/01/2057	2,818,000	2,176,662
Wakara Ridge, UT, Public Infrastructure District, Special Assessment (Wakara Ridge Assessment Area), 5.625%, 12/01/2054	3,803,021	3,867,169
Washington County, UT, Black Desert Public Infrastructure District (Assessment Area No. 1), 5.625%, 12/01/2053	8,304,280	8,410,829
		$99,600,499

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Vermont – 0.1%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$2,445,000	$2,468,490
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “A-2”, 4.375%, 6/01/2052 (Put Date 6/01/2032)	945,000	961,570
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	115,000	115,009
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	130,000	129,845
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	115,000	114,526
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	130,000	129,465
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	640,000	583,777
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	950,000	921,119
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	654,235
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,416,829
		$7,494,865
Virginia – 0.9%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027 (Put Date 4/01/2027)	$440,000	$431,584
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster - Canterbury of Richmond), “A”, 5%, 10/01/2052	3,375,000	3,337,608
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2041	1,220,000	1,070,865
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	2,055,000	1,681,065
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.75%, 12/01/2053	855,000	926,496
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), “A”, 6.875%, 12/01/2058	2,185,000	2,372,651
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	475,000	477,617
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	1,105,000	1,109,527
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	3,215,000	3,034,723
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,905,000	1,905,564
Prince William County, VA, Cherry Hill Community Development Authority (Potomac Shores Project), 5.4%, 3/01/2045 (n)	1,760,000	1,761,340
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	3,700,000	4,038,977
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 6.5%, 9/01/2043	1,320,000	1,444,065
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	5,515,000	5,991,474
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	2,305,000	2,089,176
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	2,590,000	2,223,541
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,472,363
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	3,000,000	2,954,082
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	1,965,000	1,817,519
Virginia Small Business Financing Authority, Residential Care Facilities Refunding Rev. (Lifespire of Virginia), “A”, 5.5%, 12/01/2054	1,080,000	1,105,796
Virginia Small Business Financing Authority, Residential Care Facilities Refunding Rev. (Lifespire of Virginia), “A”, 5.25%, 12/01/2056	1,775,000	1,784,097
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2052	6,085,000	5,700,238
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	715,000	698,651
		$49,429,019

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – 2.1%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$12,345,000	$11,552,939
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	2,675,000	2,700,289
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,403,601
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	6,565,000	6,090,211
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	2,521,164
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5%, 1/01/2032 (n)	700,000	705,668
Kalispel Tribe of Indians, WA, Priority Distribution Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	907,619
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5.375%, 7/01/2045	1,845,000	1,927,109
King County, WA, Public Hospital District No. 2 (EvergreenHealth), 5.5%, 12/01/2054	5,000,000	5,246,791
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,004,246
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,460,000	1,307,668
Vancouver, WA, Housing Authority, Multi-Family Rev. (Esther Short Project), 4.5%, 10/01/2042	785,000	788,386
Washington State Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	4,925,000	4,521,843
Washington State Housing Finance Commission, Multi-Family Mortgage-Backed (Camas Flats Apartments Project), “A”, FNMA, 4.55%, 8/01/2043	795,000	787,272
Washington State Housing Finance Commission, Municipal Certificates, “A”, 4.085%, 3/01/2050	2,877,069	2,743,512
Washington State Housing Finance Commission, Municipal Certificates, “X”, 0.727%, 12/20/2035	62,799,737	2,091,231
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	920,000	946,017
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	810,000	818,894
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038 (n)	830,000	684,979
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	1,420,000	1,057,563
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	1,375,000	966,825
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), “A”, 6.25%, 1/01/2056	11,890,000	12,171,895
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), “A”, 6.25%, 1/01/2061	10,350,000	10,552,450
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033 (n)	225,000	225,947
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038 (n)	325,000	325,015
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	450,000	414,875
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Heron's Key Phase II Project), “A”, 5.25%, 7/01/2051	2,750,000	2,822,218
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	2,460,000	2,464,579
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	4,675,000	4,508,267
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	2,970,000	2,736,877
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036 (n)	1,000,000	1,000,043
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	2,000,000	1,949,003
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	2,385,000	2,219,590
Washington State Housing Finance Commission, Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	3,635,000	3,231,559
Washington State Housing Finance Commission, Nonprofit Refunding Rev. (Seattle Academy of Arts & Sciences Project), 6.375%, 7/01/2063 (n)	2,190,000	2,311,116
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, 5.5%, 7/01/2050	2,500,000	2,505,476
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, 5.75%, 7/01/2060	6,260,000	6,322,725
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2055	1,865,000	1,879,163
Washington State Housing Finance Commission, Nonprofit Rev. (Blakeley & Laurel Villages Portfolio), “A”, BAM, 5.25%, 7/01/2064	2,685,000	2,687,748
Whatcom County, WA, Public Utility District No. 1, Limited Tax General Obligation (Private Activity), “A”, BAM, 5.5%, 12/01/2042	515,000	546,767
Whatcom County, WA, Public Utility District No. 1, Limited Tax General Obligation (Private Activity), “A”, BAM, 5.5%, 12/01/2044	550,000	579,705
		$117,228,845

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
West Virginia – 0.4%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,365,000	$1,261,330
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “A”, 7%, 6/01/2043 (n)	829,000	875,199
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	3,255,000	3,267,023
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), Convertible Capital Appreciation, “B”, 0% to 6/01/2043, 8% to 6/01/2053 (n)	12,717,000	2,838,040
Ohio County, WV, County Commission Tax Increment Refunding & Improvement Rev. (Highlands Project), 5.25%, 6/01/2044	300,000	303,522
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	3,665,000	3,737,472
West Virginia Economic Development Authority, Solid Waste Disposal Facility Rev. (Core Natural Resources, Inc. Project), 5.45%, 1/01/2055 (Put Date 3/27/2035)	4,010,000	4,324,240
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,170,840
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	6,660,000	5,755,309
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	546,400
		$24,079,375
Wisconsin – 6.9%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$725,000	$570,059
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	1,050,000	751,888
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,580,000	1,074,895
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,620,000	1,046,862
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,845,000	1,648,804
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	3,095,000	1,695,155
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,340,000	692,247
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	710,000	531,647
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	655,000	467,116
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	840,000	568,847
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	815,000	523,996
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	815,000	496,569
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	840,000	483,882
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	790,000	429,871
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 4.375%, 8/01/2027 (a)(d)	100,000	52,000
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027 (a)(d)	1,520,000	790,400
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032 (a)(d)	2,315,000	1,203,800
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037 (a)(d)	1,265,000	657,800
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039 (a)(d)	1,315,000	683,800
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	530,000	519,458
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	800,000	784,088
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2041	770,000	714,251
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2045	650,000	577,191
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5.5%, 6/01/2055	1,500,000	1,495,640
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	13,945,000	11,658,547
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	465,000	411,809
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	460,000	386,677
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	2,665,000	2,577,484
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	4,540,000	3,902,378
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	6,015,000	4,753,029
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,641,985
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,035,031
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	1,063,360
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,995,000	1,908,832

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	$11,510,000	$10,454,866
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., “D”, 4%, 3/01/2047	1,520,000	1,524,470
Wisconsin Public Finance Authority Rev. (Bluehub Loan Fund/Green Bonds), “B”, 4.5%, 7/01/2044	1,005,000	1,005,496
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2050	890,000	907,389
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2055	765,000	773,884
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5.25%, 11/15/2061	1,290,000	1,298,995
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	6,165,000	4,315,500
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	360,000	314,664
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	490,000	411,445
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	609,509
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (Prerefunded 4/01/2030) (n)	95,000	101,053
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,055,000	1,039,512
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2042 (n)	1,000,000	871,796
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (Prerefunded 4/01/2030) (n)	100,000	106,371
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	1,900,000	1,740,969
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	1,950,000	1,514,067
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/2032) (n)	105,000	108,660
Wisconsin Public Finance Authority, Affordable Housing Certificates, “A-1”, 4.477%, 12/05/2040	3,668,609	3,531,136
Wisconsin Public Finance Authority, Affordable Housing Multi-Family Certificates, “B-1”, 7.125%, 7/25/2034	5,085,000	5,228,732
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2035	1,295,000	1,359,302
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2038	1,140,000	1,170,860
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.25%, 7/01/2053	1,000,000	951,736
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,855,000	17,854,627
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,869,940
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 4.25%, 6/15/2031 (n)	170,000	166,226
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2041 (n)	515,000	483,325
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 6.5%, 6/15/2043	1,030,000	1,088,885
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	930,000	798,757
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2053	1,105,000	1,168,415
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2056 (n)	900,000	748,236
Wisconsin Public Finance Authority, Charter School Rev. (Alamance Community School Project), “A”, 7%, 6/15/2058	1,400,000	1,465,317
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	300,000	296,024
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	796,892
Wisconsin Public Finance Authority, Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,251,336
Wisconsin Public Finance Authority, Charter School Rev. (Foundation Academy Charter School Project), 5%, 7/01/2055	2,000,000	1,779,133
Wisconsin Public Finance Authority, Charter School Rev. (Foundation Academy Charter School Project), 5%, 7/01/2060	675,000	590,341
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 4.25%, 6/15/2034	1,000,000	996,786
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5%, 6/15/2044	1,000,000	980,965
Wisconsin Public Finance Authority, Charter School Rev. (North East Carolina Preparatory School Project), “A”, 5.25%, 6/15/2054	725,000	702,268
Wisconsin Public Finance Authority, Charter School Rev. (Rocketship Tennessee Obligated Group - Issue No. 1), “A”, 5.75%, 6/01/2045	1,000,000	997,852
Wisconsin Public Finance Authority, Charter School Rev. (Rocketship Tennessee Obligated Group - Issue No. 1), “A”, 6%, 6/01/2055	1,320,000	1,286,315
Wisconsin Public Finance Authority, Charter School Rev. (Rocketship Tennessee Obligated Group - Issue No. 1), “A”, 6%, 6/01/2060	1,250,000	1,206,994
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 5.75%, 7/01/2033 (n)	485,000	497,772
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.625%, 7/01/2043 (n)	1,000,000	1,020,724
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 6.875%, 7/01/2053 (n)	1,650,000	1,670,494
Wisconsin Public Finance Authority, Charter School Rev. (Unity Classical Charter School; A Challenge Foundation Academy), 7%, 7/01/2058 (n)	1,130,000	1,143,534

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	$285,000	$285,759
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	1,265,000	1,194,287
Wisconsin Public Finance Authority, Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	536,570
Wisconsin Public Finance Authority, Education Refunding Rev. (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), “A”, 4.5%, 7/15/2053 (n)	715,000	613,462
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6%, 12/15/2045	385,000	399,036
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6%, 12/15/2055	590,000	596,000
Wisconsin Public Finance Authority, Education Rev. (Master Academy of Nevada-Cactus Park Campus Project), “A”, 6.125%, 12/15/2060	625,000	634,936
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	664,977
Wisconsin Public Finance Authority, Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	945,238
Wisconsin Public Finance Authority, Education Rev. (Revolution Academy), 6%, 10/01/2056	850,000	841,174
Wisconsin Public Finance Authority, Education Rev. (Revolution Academy), 6%, 10/01/2060	720,000	703,102
Wisconsin Public Finance Authority, Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2041 (n)	1,945,000	1,810,522
Wisconsin Public Finance Authority, Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2051 (n)	2,435,000	2,116,519
Wisconsin Public Finance Authority, Education Rev. (Slam Academy of Nevada Project), “A”, 5.5%, 7/15/2056	880,000	843,357
Wisconsin Public Finance Authority, Education Rev. (Slam Academy of Nevada Project), “A”, 5.5%, 7/15/2061	1,100,000	1,035,964
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	520,000	505,506
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2050	645,000	629,619
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	735,000	683,812
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2055	1,130,000	1,081,071
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	705,000	658,806
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,750,000	1,649,732
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2065	915,000	822,764
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5.4%, 6/15/2065	795,000	732,928
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029 (n)	205,000	201,872
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039 (n)	500,000	476,822
Wisconsin Public Finance Authority, Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049 (n)	1,100,000	973,554
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	560,000	564,397
Wisconsin Public Finance Authority, Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	8,865,000	8,259,550
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy Project), 5.7%, 2/01/2056	120,000	116,689
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy Project), 5.75%, 2/01/2066	675,000	654,071
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2054	900,000	795,493
Wisconsin Public Finance Authority, Educational Facility Rev. (Cornerstone Charter Academy), 5%, 2/01/2064	3,605,000	3,091,005
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 5%, 7/01/2039	500,000	496,044
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2046	2,200,000	1,733,747
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	715,000	646,591
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	770,000	770,419
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	1,215,000	1,214,997
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	560,407
Wisconsin Public Finance Authority, Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	650,000	593,548
Wisconsin Public Finance Authority, Hospital Rev. (Renown Regional Medical Center Project), “A”, 5.5%, 6/01/2055	22,100,000	22,838,494
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	2,040,000	1,898,402
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,860,000	1,598,645
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	5,480,000	4,040,071
Wisconsin Public Finance Authority, Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,665,000	1,925,165

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$22,105,000	$16,136,650
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024 (a)(d)(z)	5,730,000	5,157,000
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates (Dominium Holdings I), “B-1”, 6.81%, 4/28/2036	7,245,000	7,447,230
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), “A”, 7.125%, 7/01/2065 (Put Date 1/01/2036)	5,295,000	5,239,110
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Forest View Apartments Project), “A”, FNMA, 7.75%, 2/01/2037	2,480,000	2,397,980
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	3,185,000	3,203,832
Wisconsin Public Finance Authority, Municipal Certificates, “A-1”, 5.4%, 6/20/2044	3,717,167	3,825,893
Wisconsin Public Finance Authority, Municipal Certificates, “B-1”, 4%, 12/28/2044 (n)	13,297,280	10,895,646
Wisconsin Public Finance Authority, Retirement Communities Rev. (ACTS Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,134,097
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	5,100,000	5,248,364
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (Southminister), 5%, 10/01/2048	5,840,000	5,555,895
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	265,000	254,328
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	360,000	326,782
Wisconsin Public Finance Authority, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	1,010,000	863,474
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039 (n)	770,000	773,708
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049 (n)	2,905,000	2,726,194
Wisconsin Public Finance Authority, Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054 (n)	1,365,000	1,249,520
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 6/30/2060	4,420,000	4,570,106
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	7,925,000	8,177,081
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	2,415,000	2,423,664
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	5,000,000	5,008,909
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	5,280,000	5,259,251
Wisconsin Public Finance Authority, Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	11,250,000	10,793,325
Wisconsin Public Finance Authority, Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	17,295,000	13,691,308
Wisconsin Public Finance Authority, Special Facility Convertible Rev. (Million Air Three General Aviation Facilities Project), “B”, 7%, 9/01/2054	900,000	945,671
Wisconsin Public Finance Authority, Special Facility Refunding Rev. (Million Air Two LLC General Aviation Facilities Project), “A”, 5%, 6/01/2036 (w)	1,120,000	1,119,701
Wisconsin Public Finance Authority, Special Facility Refunding Rev. (Million Air Two LLC General Aviation Facilities Project), “A”, 5%, 6/01/2041 (w)	1,100,000	1,064,757
Wisconsin Public Finance Authority, Special Facility Refunding Rev. (Million Air Two LLC General Aviation Facilities Project), “A”, 5.375%, 6/01/2046 (w)	1,000,000	991,060
Wisconsin Public Finance Authority, Special Facility Rev. (Million Air Three LLC General Aviation Facilities Project), “A”, 6.25%, 9/01/2046	435,000	443,966
Wisconsin Public Finance Authority, Special Facility Rev. Taxable (Million Air Three LLC General Aviation Facilities Project), “A”, 9.25%, 9/01/2055	7,500,000	6,971,864
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Aggie Apartment Life Holding Corp. II LLC Project), “A”, 5.25%, 6/01/2054	2,230,000	2,178,648
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5.5%, 6/01/2055	200,000	197,928
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2050	420,000	431,740

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2045	$220,000	$227,741
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.5%, 6/15/2055	305,000	311,162
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (NC A&T Real Estate Foundation LLC Project), “A”, 5%, 6/01/2049	3,525,000	3,385,804
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	520,000	525,123
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	896,920
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	737,772
Wisconsin Public Finance Authority, Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	805,103
Wisconsin Public Finance Authority, Student Housing Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5.25%, 6/01/2045	370,000	369,595
Wisconsin Public Finance Authority, Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,065,000	2,959,951
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “A”, 5.25%, 6/15/2055	825,000	842,446
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5%, 6/15/2035	450,000	466,804
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5.5%, 6/15/2045	710,000	729,061
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “C”, 5.75%, 6/15/2055	435,000	442,151
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,421,528
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,746,388
Wisconsin Public Finance Authority, Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	3,470,000	3,332,976
Wisconsin Public Finance Authority, Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,370,746
Wisconsin Public Finance Authority, Texas Infrastructure Program Anticipation Rev. (Creekhaven, Wildrye & Furst Ranch Projects), Capital Appreciation, BAM, 0%, 12/15/2036	7,500,000	3,814,124
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), 5%, 12/15/2036	2,136,414	2,095,011
Wisconsin Public Finance Authority, Texas Infrastructure Program Improvement & Refunding Rev. (Astro Texas Land Projects), Capital Appreciation, 0%, 12/15/2037	4,300,000	2,117,415
Wisconsin Public Finance Authority, Texas Infrastructure Program Tax-Exempt Rev. (Heritage Bend Project), Capital Appreciation, 0%, 12/15/2042	17,500,000	5,526,099
Wisconsin Public Finance Authority, Wisconsin Texas Infrastructure Program Rev. (Ashland Project), Capital Appreciation, 0%, 12/15/2040	3,991,000	1,553,974
Wisconsin Public Finance Authority, Wisconsin Texas Infrastructure Program Rev. (Cole Ranch Project), Capital Appreciation, BAM, 0%, 12/15/2040	5,000,000	1,687,705
		$385,506,373
Total Municipal Bonds (Identified Cost, $5,775,235,346)		$5,476,962,953
Other Municipal Bonds – 0.4%
Multi-Family Housing Revenue – 0.4%
Affordable Housing Opportunities Trust Certificates, AH-01, “A”, 3.528%, 5/01/2039 (n)	$8,060,000	$6,646,760
Freddie Mac, 4.614%, 8/25/2041	9,228,621	9,259,908
FRETE 2021-ML10 Trust, “X-CA”, FHLMC, 1.518%, 6/25/2038 (i)(n)	28,692,568	2,765,476
FRETE 2021-ML10 Trust, “X-US”, FHLMC, 2.06%, 1/25/2038 (i)(n)	26,036,113	3,342,566
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.227%, 7/25/2041 (i)(n)	16,774,869	1,410,154
FRETE 2022-ML13 Trust, “X-CA”, 0.536%, 7/25/2036 (i)	35,127,357	1,491,251
Total Other Municipal Bonds (Identified Cost, $25,501,246)		$24,916,115

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.3%
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$2,215,000	$2,215,699
Transportation & Logistics – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	$1,149,000	$1,109,352
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,923,000	2,637,603
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	4,735,000	2,900,191
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	16,045,629	5,636,027
		$12,283,173
Total Bonds (Identified Cost, $19,956,884)		$14,498,872
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $5,823,948)	$10,217,454	$7,279,936
Escrow Interests (e) – 0.0%
Healthcare Revenue - Long Term Care – 0.0%
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	$900,000	$18,000
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.) (a)	1,000,000	20,000
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	2,070,000	41,400
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A” (a)	2,070,000	41,400
Total Escrow Interests (Identified Cost, $1,346,920)		$120,800
Preferred Stocks – 0.0%
Utilities – 0.0%
AES Guayama Holdings B.V. (a) (Identified Cost, $171,332)	65,897	$659
Mutual Funds (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $148,960,282)	148,957,502	$148,987,294
Other Assets, Less Liabilities – (1.8)%		(98,628,124)
Net Assets – 100.0%		$5,574,138,505

(a)	Non-income producing security.
(d)	In default.
(e)
Escrow interests represent beneficial interests in liquidation proceedings. The interests cannot be sold and the amount and timing of related future payments, if any, cannot be predicted with certainty.

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $148,987,294 and
$5,523,779,335, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$869,470,322, representing 15.6% of net assets.

(q)	Interest received was less than stated coupon rate.
(r)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

MFS Municipal High Income Fund
Portfolio of Investments (unaudited) – continued
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	7/14/2016	$1,315,000	$1,315,128
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/08/2020	1,800,000	25,313
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017-6/01/2018	11,564,858	128,306
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	10,988,623	126
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046	4/22/2016	1,240,681	795,000
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	9,966,556	7,681,471
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	4,064,572	3,132,666
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	12/16/2013-8/29/2018	4,055,925	3,126,002
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	11/15/2017	3,700,316	2,852,472
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,548,348	1,964,080
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024	1/08/2021-11/07/2021	5,154,561	5,157,000
Total Restricted Securities			$26,177,564
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $5,828,035,676)	$5,523,779,335
Investments in affiliated issuers, at value (identified cost, $148,960,282)	148,987,294
Cash	968
Receivables for
Investments sold	1,358,510
Fund shares sold	4,857,179
Interest and dividends	60,842,984
Receivable from investment adviser	53,036
Other assets	38,208
Total assets	$5,739,917,514
Liabilities
Payables for
Distributions	$2,801,887
When-issued investments purchased	21,665,458
Fund shares reacquired	12,550,529
Interest expense and fees	859,757
Payable to the holders of the floating rate certificates	126,622,592
Payable to affiliates
Administrative services fee	3,195
Shareholder servicing costs	1,023,907
Distribution and service fees	2,136
Accrued expenses and other liabilities	249,548
Total liabilities	$165,779,009
Net assets	$5,574,138,505
Net assets consist of
Paid-in capital	$6,216,656,018
Total distributable earnings (loss)	(642,517,513)
Net assets	$5,574,138,505
Shares of beneficial interest outstanding	756,034,520

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,781,219,714	241,475,411	$7.38
Class B	264,419	35,810	7.38
Class C	38,696,118	5,240,290	7.38
Class I	2,527,936,880	342,916,663	7.37
Class R6	1,226,021,374	166,366,346	7.37

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.71 [100 / 95.75 x $7.38]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/26 (unaudited) Net investment income (loss)
Income
Interest	$135,902,973
Dividends from affiliated issuers	3,351,762
Other	557
Total investment income	$139,255,292
Expenses
Management fee	$14,108,126
Distribution and service fees	208,700
Shareholder servicing costs	1,803,552
Administrative services fee	289,193
Independent Trustees' compensation	50,476
Custodian fee	207,830
Shareholder communications	71,984
Audit and tax fees	41,029
Legal fees	144,641
Interest expense and fees	2,145,559
Miscellaneous	164,179
Total expenses	$19,235,269
Fees paid indirectly	(1,476)
Reduction of expenses by investment adviser and distributor	(1,545,563)
Net expenses	$17,688,230
Net investment income (loss)	$121,567,062
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(8,850,709)
Affiliated issuers	(26,314)
Net realized gain (loss)	$(8,877,023)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(53,872,188)
Affiliated issuers	13,308
Net unrealized gain (loss)	$(53,858,880)
Net realized and unrealized gain (loss)	$(62,735,903)
Change in net assets from operations	$58,831,159
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26
Change in net assets
From operations
Net investment income (loss)	$121,567,062	$222,208,458
Net realized gain (loss)	(8,877,023)	(31,506,482)
Net unrealized gain (loss)	(53,858,880)	(3,130,907)
Change in net assets from operations	$58,831,159	$187,571,069
Total distributions to shareholders	$(119,436,624)	$(219,226,098)
Change in net assets from fund share transactions	$303,854,713	$617,772,021
Total change in net assets	$243,249,248	$586,116,992
Net assets
At beginning of period	5,330,889,257	4,744,772,265
At end of period	$5,574,138,505	$5,330,889,257
See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$7.46	$7.51	$7.32	$7.44	$8.42	$8.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.33	$0.32	$0.30	$0.28	$0.26
Net realized and unrealized gain (loss)	(0.08)	(0.06)	0.19	(0.10)	(0.97)	(0.21)
Total from investment operations	$0.08	$0.27	$0.51	$0.20	$(0.69)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.32)	$(0.32)	$(0.29)	$(0.25)
Net asset value, end of period (x)	$7.38	$7.46	$7.51	$7.32	$7.44	$8.42
Total return (%) (r)(s)(t)(x)	1.10 (n)	3.79	7.07	2.87	(8.11)	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72 (a)	0.72	0.70	0.68	0.67	0.63
Expenses after expense reductions (f)	0.66 (a)	0.66	0.60	0.60	0.62	0.62
Net investment income (loss)	4.46 (a)	4.45	4.25	4.20	3.67	2.94
Portfolio turnover rate	3 (n)	9	12	13	18	17
Net assets at end of period (000 omitted)	$1,781,220	$1,791,015	$1,779,818	$1,539,740	$1,585,048	$2,066,744
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58 (a)	0.58	0.58	0.58	0.60	0.61

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$7.47	$7.52	$7.33	$7.45	$8.42	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.26	$0.25	$0.22	$0.19
Net realized and unrealized gain (loss)	(0.10)	(0.05)	0.19	(0.10)	(0.95)	(0.21)
Total from investment operations	$0.04	$0.22	$0.45	$0.15	$(0.73)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.26)	$(0.27)	$(0.24)	$(0.19)
Net asset value, end of period (x)	$7.38	$7.47	$7.52	$7.33	$7.45	$8.42
Total return (%) (r)(s)(t)(x)	0.59 (n)	3.03	6.29	2.11	(8.67)	(0.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72 (a)	1.73	1.70	1.68	1.67	1.63
Expenses after expense reductions (f)	1.41 (a)	1.41	1.35	1.35	1.37	1.37
Net investment income (loss)	3.72 (a)	3.70	3.52	3.44	2.89	2.21
Portfolio turnover rate	3 (n)	9	12	13	18	17
Net assets at end of period (000 omitted)	$264	$342	$795	$1,642	$2,792	$5,096
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.33 (a)	1.33	1.33	1.33	1.35	1.36

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$7.47	$7.52	$7.33	$7.45	$8.42	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.24	$0.23	$0.20	$0.17
Net realized and unrealized gain (loss)	(0.09)	(0.05)	0.20	(0.10)	(0.95)	(0.21)
Total from investment operations	$0.04	$0.20	$0.44	$0.13	$(0.75)	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.25)	$(0.25)	$(0.25)	$(0.22)	$(0.17)
Net asset value, end of period (x)	$7.38	$7.47	$7.52	$7.33	$7.45	$8.42
Total return (%) (r)(s)(t)(x)	0.47 (n)	2.77	6.01	1.85	(8.90)	(0.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72 (a)	1.73	1.70	1.68	1.67	1.63
Expenses after expense reductions (f)	1.66 (a)	1.66	1.60	1.60	1.62	1.62
Net investment income (loss)	3.46 (a)	3.45	3.26	3.20	2.65	1.95
Portfolio turnover rate	3 (n)	9	12	13	18	17
Net assets at end of period (000 omitted)	$38,696	$43,712	$59,643	$71,836	$92,366	$148,124
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58 (a)	1.58	1.58	1.58	1.60	1.61

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$7.45	$7.51	$7.32	$7.44	$8.41	$8.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.33	$0.32	$0.30	$0.28	$0.25
Net realized and unrealized gain (loss)	(0.08)	(0.07)	0.19	(0.10)	(0.96)	(0.21)
Total from investment operations	$0.08	$0.26	$0.51	$0.20	$(0.68)	$0.04
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.32)	$(0.32)	$(0.32)	$(0.29)	$(0.25)
Net asset value, end of period (x)	$7.37	$7.45	$7.51	$7.32	$7.44	$8.41
Total return (%) (r)(s)(t)(x)	1.09 (n)	3.64	7.07	2.86	(8.01)	0.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72 (a)	0.72	0.70	0.68	0.67	0.63
Expenses after expense reductions (f)	0.66 (a)	0.66	0.60	0.60	0.62	0.62
Net investment income (loss)	4.45 (a)	4.45	4.25	4.19	3.64	2.94
Portfolio turnover rate	3 (n)	9	12	13	18	17
Net assets at end of period (000 omitted)	$2,527,937	$2,326,089	$2,029,265	$1,835,036	$1,832,629	$2,792,475
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58 (a)	0.58	0.58	0.58	0.60	0.61

See Notes to Financial Statements

MFS Municipal High Income Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$7.45	$7.51	$7.32	$7.43	$8.41	$8.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.32	$0.31	$0.28	$0.26
Net realized and unrealized gain (loss)	(0.09)	(0.06)	0.20	(0.10)	(0.96)	(0.21)
Total from investment operations	$0.08	$0.27	$0.52	$0.21	$(0.68)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.33)	$(0.33)	$(0.32)	$(0.30)	$(0.26)
Net asset value, end of period (x)	$7.37	$7.45	$7.51	$7.32	$7.43	$8.41
Total return (%) (r)(s)(t)(x)	1.13 (n)	3.73	7.16	3.09	(8.06)	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64 (a)	0.64	0.62	0.59	0.58	0.54
Expenses after expense reductions (f)	0.58 (a)	0.57	0.52	0.52	0.54	0.53
Net investment income (loss)	4.54 (a)	4.53	4.34	4.28	3.71	3.01
Portfolio turnover rate	3 (n)	9	12	13	18	17
Net assets at end of period (000 omitted)	$1,226,021	$1,169,732	$875,251	$856,058	$910,932	$1,802,449
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.50 (a)	0.50	0.50	0.50	0.52	0.52

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Netherlands	$—	$659	$—	$659
Municipal Bonds	—	5,509,279,804	—	5,509,279,804
U.S. Corporate Bonds	—	14,498,872	—	14,498,872
Investment Companies	148,987,294	—	—	148,987,294
Total	$148,987,294	$5,523,779,335	$—	$5,672,766,629
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset daily or weekly and the

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At July 31, 2026, the fund’s payable to the holders of the floating rate certificates was $126,622,592 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 2.49%. For the six months ended July 31, 2026, the average payable to the holders of the settled floating rate certificates was $121,530,468 at a weighted average interest rate of 2.47%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the six months ended July 31, 2026, the related interest expense and fees amounted to $2,133,279 which is included in “Interest expense and fees” in the Statement of Operations.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the six months ended July 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/26
Ordinary income (including any short-term capital gains)	$3,234,581
Tax-exempt income	215,991,517
Total distributions	$219,226,098
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/26
Cost of investments	$5,878,060,066
Gross appreciation	51,366,886
Gross depreciation	(383,282,915)
Net unrealized appreciation (depreciation)	$(331,916,029)
As of 1/31/26
Undistributed ordinary income	1,896,514
Undistributed tax-exempt income	44,167,762
Capital loss carryforwards	(334,481,014)
Other temporary differences	(19,890,361)
Net unrealized appreciation (depreciation)	(273,604,949)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(116,580,947)
Long-Term	(217,900,067)
Total	$(334,481,014)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/26	Year ended 1/31/26
Class A	$39,042,806	$77,268,788
Class B	5,555	20,302
Class C	701,140	1,719,730
Class I	53,025,974	91,652,701
Class R6	26,661,149	48,564,577
Total	$119,436,624	$219,226,098
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2027. For the six months ended July 31, 2026, this management fee reduction amounted to $375,398, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2026 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6
0.59%	1.34%	1.59%	0.59%	0.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2028. For the six months ended July 31, 2026, this reduction amounted to $1,169,783, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16,902 for the six months ended July 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$1,525
Class C	0.75%	0.25%	1.00%	1.00%	207,175
Total Distribution and Service Fees					$208,700
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2026 based on each class's average daily net assets.  MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2028. For the six months ended July 31, 2026, this waiver amounted to $382, which is included in the reduction of total expenses in the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money.  For the six months ended July 31, 2026, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2026, were as follows:
Amount
Class A	$82,470
Class B	—
Class C	1,466
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2026, the fee was $57,606, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,745,946.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2026 was equivalent to an annual effective rate of 0.0106% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$9,439,150
Non-U.S. Government securities	502,903,026	166,520,115

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/26		Year ended 1/31/26
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,213,405	$135,861,171	50,879,199	$374,739,151
Class B	—	—	47	347
Class C	303,934	2,267,951	643,513	4,761,271
Class I	60,545,707	450,112,302	130,086,145	955,873,519
Class R6	24,114,819	179,513,786	87,731,378	645,012,728
	103,177,865	$767,755,210	269,340,282	$1,980,387,016
Shares issued to shareholders in reinvestment of distributions
Class A	4,997,869	$37,272,938	9,987,246	$73,463,717
Class B	738	5,508	2,721	20,035
Class C	88,373	659,696	220,193	1,621,075
Class I	6,577,185	49,017,449	11,393,521	83,784,919
Class R6	2,211,622	16,478,815	4,081,958	29,990,530
	13,875,787	$103,434,406	25,685,639	$188,880,276
Shares reacquired
Class A	(21,886,668)	$(163,186,579)	(57,627,181)	$(422,708,720)
Class B	(10,681)	(79,647)	(62,678)	(460,979)
Class C	(1,006,838)	(7,506,548)	(2,939,372)	(21,595,162)
Class I	(36,288,609)	(270,375,386)	(99,676,010)	(729,625,687)
Class R6	(16,954,850)	(126,186,743)	(51,429,416)	(377,104,723)
	(76,147,646)	$(567,334,903)	(211,734,657)	$(1,551,495,271)
Net change
Class A	1,324,606	$9,947,530	3,239,264	$25,494,148
Class B	(9,943)	(74,139)	(59,910)	(440,597)
Class C	(614,531)	(4,578,901)	(2,075,666)	(15,212,816)
Class I	30,834,283	228,754,365	41,803,656	310,032,751
Class R6	9,371,591	69,805,858	40,383,920	297,898,535
	40,906,006	$303,854,713	83,291,264	$617,772,021
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2026, the fund’s commitment fee and interest expense were $11,771 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

MFS Municipal High Income Fund
Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended July 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$135,271,557	$471,823,376	$458,094,633	$(26,314)	$13,308	$148,987,294

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,351,762	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal High Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Municipal High Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Municipal High Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Municipal High Income Fund
Board Review of Investment Advisory Agreement
MFS Municipal High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Municipal High Income Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund's last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.

MFS Global High Yield Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global High Yield Fund
Portfolio of Investments − 7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 31.7%
Auto & Auto Components – 0.4%
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	100,000	$115,528
Forvia SE, 5.5%, 6/15/2031		534,000	628,343
			$743,871
Business Services – 0.6%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	403,171	$490,854
Worldline S.A., 5.5%, 6/10/2030		500,000	507,644
			$998,498
Cable TV – 0.6%
Summer BidCo B.V., 8.875%, 1/31/2031 (n)(p)	EUR	560,299	$640,859
Ziggo B.V., 2.875%, 1/15/2030 (n)		260,000	279,039
Ziggo B.V., 2.875%, 1/15/2030		100,000	107,323
			$1,027,221
Chemicals – 1.0%
Currenta Group Holdings S.à r.l., 5.5%, 5/15/2030 (n)	EUR	504,000	$587,264
F.I.S. Fabbrica Italiana Sintetici S.p.A., 5.25%, 2/05/2031 (n)		425,000	493,326
Maxam Prill S.à r.l., 6%, 7/15/2030		353,000	415,426
Monitchem Holdco 3 S.A., 8%, 7/15/2031 (n)		330,000	373,275
			$1,869,291
Conglomerates – 0.2%
Project Grand UK PLC, 9%, 6/01/2029	EUR	330,000	$354,435
SCC Power PLC, 4%, 5/17/2032 (n)		$460,939	92,188
			$446,623
Consumer Products – 0.3%
Flos B&B Italia S.p.A., 10%, 11/15/2028 (n)	EUR	326,400	$391,381
Flos B&B ltalia S.p.A., 10%, 11/15/2028		120,000	143,890
			$535,271
Consumer Services – 0.7%
Aegis Lux 1A S.à r.l., 5.625%, 10/29/2031 (n)(p)	EUR	421,000	$491,954
Amber Finco PLC, 6.625%, 7/15/2029 (n)		250,000	297,486
Amber Finco PLC, 6.625%, 7/15/2029		437,000	520,005
			$1,309,445
Containers – 0.6%
Constantia Flexibles GmbH, 6.25%, 7/15/2032 (n)	EUR	325,000	$376,488
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$640,000	610,720
			$987,208
Diversified Financial Services – 2.0%
Heimstaden AB, 6.75%, 1/15/2174	EUR	200,000	$242,470
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)		$354,000	363,546
Intrum Investments & Financing AB, 7.75%, 9/11/2028 (n)	EUR	681,779	781,382
HYOFS-SEM
1

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – continued
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)		$750,000	$753,973
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		686,000	690,085
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)		200,000	198,419
Via Celere Desarrollos Inmobiliarios S.A., 4.875%, 4/15/2031	EUR	494,000	556,036
			$3,585,911
Emerging Market Quasi-Sovereign – 3.0%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	970,000	$1,077,709
Ecopetrol S.A. (Republic of Colombia), 7.75%, 2/01/2032		$655,000	676,327
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		731,000	764,190
Petroleos Mexicanos, 6.84%, 1/23/2030		289,000	293,331
Petroleos Mexicanos, 10%, 2/07/2033		460,000	531,065
Petroleos Mexicanos, 6.5%, 6/02/2041		973,000	845,794
Petroleos Mexicanos, 7.69%, 1/23/2050		512,000	456,728
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		697,000	693,821
			$5,338,965
Energy - Independent – 1.0%
Azule Energy Finance PLC, 8.125%, 1/23/2030 (n)		$671,000	$681,330
SierraCol Energy Andina LLC/SierraCol Energy, 9%, 11/14/2030 (n)		589,000	588,576
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		448,000	473,292
			$1,743,198
Entertainment & Leisure – 0.4%
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	560,000	$781,155
Food & Beverages – 1.1%
Arcor S.A.I.C., 7.6%, 7/31/2033 (n)		$726,000	$759,977
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		716,000	700,071
Nomad Foods BondCo PLC, 5.25%, 7/15/2033 (n)	EUR	496,000	569,274
			$2,029,322
Industrial – 0.4%
Multiversity S.p.A., 7.125%, 5/17/2031 (n)	EUR	310,000	$366,681
Multiversity S.p.A., 7.125%, 5/17/2031		250,000	295,711
			$662,392
Insurance - Property & Casualty – 0.2%
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	363,000	$422,208
International Market Quasi-Sovereign – 0.3%
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	813,000	$598,837
Media – 0.2%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	300,000	$362,640
Medical & Health Technology & Services – 0.8%
CAB Selas, 7.75%, 8/09/2031 (n)	EUR	460,000	$539,777
Ephios Subco 1 S.à r.l., 9.25%, 1/15/2032 (n)		327,500	373,891
Gruppo San Donato S.p.A., 6.5%, 10/31/2031 (n)		343,000	387,002
Gruppo San Donato S.p.A., 6.5%, 10/31/2031		150,000	169,243
			$1,469,913
2

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.6%
Artemis Gold, Inc., 5.625%, 2/15/2031 (n)	CAD	725,000	$523,959
Capstone Copper Corp., 6.75%, 3/31/2033 (n)		$415,000	415,932
Compania de Minas Buenaventura S.A.A., 6.8%, 2/04/2032 (n)		525,000	536,550
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		342,000	341,625
Endeavour Mining PLC, 7%, 5/28/2030 (n)		591,000	599,595
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		835,000	867,613
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)		359,667	207,374
Samarco Mineracao S.A., 4%(4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		1,130,165	1,138,735
			$4,631,383
Network & Telecom – 0.9%
FIBERCOP S.p.A., 5.125%, 6/30/2032	EUR	574,000	$674,824
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)		280,000	323,795
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)		224,000	263,622
Iliad S.A., 5.625%, 2/15/2030		300,000	364,032
			$1,626,273
Non-Global Systemically Important Banks – 0.6%
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)		$529,000	$530,984
Ipoteka-Bank Akib, 6.45%, 10/09/2030		500,000	500,041
			$1,031,025
Oil Services – 0.2%
Oceanica Lux, 11.25%, 5/08/2031 (n)		$325,000	$325,634
Pharmaceuticals & Biotechnology – 1.1%
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		$450,000	$450,725
Cheplapharm Arzneimittel GmbH, 6.75%, 2/15/2032 (n)	EUR	441,000	510,702
Grifols S.A., 7.125%, 5/01/2030		394,000	472,982
LSF12 Pillar Investments (US), Inc., 5.75%, 5/15/2033		500,000	571,414
			$2,005,823
Pollution Control – 0.7%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (a)(d)		$385,000	$131,863
Biffa Group Holdings Ltd., 5.25%, 6/15/2031 (n)	EUR	499,000	571,484
Itelyum Regeneration S.p.A, 5.75%, 4/15/2030		432,000	506,392
			$1,209,739
Real Estate - Storage & Office – 0.3%
Alexandrite Monnet UK HoldCo PLC, 6.875%, 5/31/2031 (n)	EUR	414,000	$484,677
Refining – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		$668,874	$657,892
Restaurants – 0.4%
Punch Finance PLC, 7.875%, 12/30/2030 (n)	GBP	383,000	$533,289
Punch Finance PLC, 7.875%, 12/30/2030		100,000	139,240
			$672,529
3

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retail & E-commerce – 1.2%
B&M European Value Retail PLC, 6.5%, 11/27/2031	GBP	330,000	$440,709
Beach Acquisition Bidco LLC, 5.25%, 7/15/2032 (n)	EUR	189,000	219,190
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029	GBP	100,000	138,789
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029 (n)		350,000	485,762
Cesar S.p.A, 6.5%, 9/30/2031 (n)	EUR	450,000	532,315
Cesar S.p.A., 6.5%, 9/30/2031		200,000	236,585
			$2,053,350
Semiconductor & Electronic Components – 0.4%
MKS, Inc., 4.25%, 2/15/2034 (n)	EUR	618,000	$688,689
Supermarkets – 0.6%
Eroski Sociedad Cooperativa, 5.75%, 5/15/2031 (n)	EUR	431,000	$514,974
FR Bondco S.A.S., 6.875%, 10/31/2032		449,000	524,508
			$1,039,482
Telecommunications - Wireless – 3.4%
Altice France S.A., 5.5%, 10/15/2031	EUR	384,018	$434,304
HTA Group Ltd./Mauritius, 6.75%, 4/01/2031 (n)		$754,000	760,077
IHS Holding Ltd., 6.25%, 11/29/2028 (n)		785,000	780,233
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	448,000	529,676
PLT VII Finance S.à r.l., 6%, 6/15/2031		100,000	118,231
SoftBank Group Corp., 5.875%, 7/10/2031		100,000	113,907
SoftBank Group Corp., 8.25%, 10/22/2031		$500,000	503,494
SoftBank Group Corp., 5.75%, 7/08/2032	EUR	450,000	496,253
Veon Midco B.V., 6.95%, 6/01/2031 (n)		$500,000	497,572
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	299,000	362,747
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030	EUR	752,000	864,946
Zegona Finance PLC, 4.25%, 1/15/2032 (n)		587,000	672,025
			$6,133,465
Transportation & Logistics – 0.8%
Edge Finco PLC, 8.125%, 8/15/2031 (n)	GBP	414,000	$578,560
Edge Finco PLC, 8.125%, 8/15/2031		100,000	139,749
Kingston Airport Revenue Ltd., 6.75%, 12/15/2036 (n)		$734,241	723,594
			$1,441,903
Travel, Gaming, & Lodging – 0.8%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	370,000	$518,361
Allwyn Entertainment Financing (UK) PLC, 4.125%, 2/15/2031	EUR	598,000	677,757
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		$294,000	290,635
			$1,486,753
Utilities – 2.9%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$672,000	$704,189
ContourGlobal Power Holdings S.A., 4.375%, 7/31/2031	EUR	495,000	554,415
Cox Asset Mexico S.A. de C.V., 7.125%, 1/08/2032 (n)		$592,000	589,031
Energuate Trust, 6.35%, 9/15/2035 (n)		601,000	591,860
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		447,124	440,265
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031		466,650	466,216
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		329,000	319,193
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		574,000	620,379
4

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities – continued
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)	$376,000	$384,238
Termocandelaria Power S.A., 7.75%, 9/17/2031	400,000	408,764
		$5,078,550
Utilities - Other – 0.6%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)	$510,000	$434,263
Nova Securitisation S.à r.l., 5.75%, 2/03/2031 (n)	611,000	581,525
		$1,015,788
Total Bonds (Identified Cost, $56,217,808)		$56,494,924
Exchange-Traded Funds – 1.0%
Fixed Income ETFs – 1.0%
iShares Euro High Yield Corporate Bond USD Hedged ETF (Identified Cost, $1,708,480)	32,000	$1,709,251
Common Stocks – 0.0%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a) (Identified Cost, $0)	54,669	$4,524
Mutual Funds (h) – 67.0%
Mutual Funds – 65.5%
MFS High Yield Pooled Portfolio (v)(y)	14,144,516	$116,550,808
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.73% (v)	2,602,137	$2,602,657
Total Mutual Funds (Identified Cost, $116,942,284)		$119,153,465
Other Assets, Less Liabilities – 0.3%		526,799
Net Assets – 100.0%		$177,888,963

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $119,153,465 and
$58,208,699, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,909,955, representing 19.6% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(y)	The current Financial & Other Information report for MFS High Yield Pooled Portfolio as of July 31, 2026 has been included at the end of this report.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/10/2021-1/31/2022	$357,304	$207,374
% of Net assets			0.1%
5

MFS Global High Yield Fund
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,072,493	USD	1,231,583	Merrill Lynch International	10/16/2026	$8,826
Liability Derivatives
USD	1,133,190	CAD	1,588,127	Merrill Lynch International	10/16/2026	$(3,464)
USD	24,851,177	EUR	21,664,880	Deutsche Bank AG	10/16/2026	(205,676)
USD	1,262,161	EUR	1,100,403	State Street Corp.	10/16/2026	(10,528)
USD	566,250	EUR	496,000	UBS AG	10/16/2026	(7,407)
USD	1,997,795	GBP	1,489,497	HSBC Bank	10/16/2026	(9,673)
USD	2,526,157	GBP	1,883,709	State Street Corp.	10/16/2026	(12,610)
						$(249,358)
See Notes to Financial Statements
6

MFS Global High Yield Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $57,926,288)	$58,208,699
Investments in affiliated issuers, at value (identified cost, $116,942,284)	119,153,465
Cash	12,844
Foreign currency, at value (identified cost, $199,330)	199,330
Receivables for
Forward foreign currency exchange contracts	8,826
Investments sold	219,318
Fund shares sold	31,779
Interest and dividends	857,665
Receivable from investment adviser	37,537
Other assets	54,154
Total assets	$178,783,617
Liabilities
Payables for
Distributions	$22,187
Forward foreign currency exchange contracts	249,358
Investments purchased	202,856
Fund shares reacquired	292,654
Payable to affiliates
Administrative services fee	190
Shareholder servicing costs	59,949
Distribution and service fees	1,411
Payable for independent Trustees' compensation	3
Accrued expenses and other liabilities	66,046
Total liabilities	$894,654
Net assets	$177,888,963
Net assets consist of
Paid-in capital	$251,274,590
Total distributable earnings (loss)	(73,385,627)
Net assets	$177,888,963
Shares of beneficial interest outstanding	31,476,699

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$90,711,178	16,043,049	$5.65
Class B	62,240	10,985	5.67
Class C	2,759,894	488,653	5.65
Class I	60,199,863	10,655,591	5.65
Class R1	99,228	17,551	5.65
Class R2	388,083	68,524	5.66
Class R3	150,000	25,996	5.77
Class R4	1,349,622	237,237	5.69
Class R6	22,168,855	3,929,113	5.64

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.90 [100 / 95.75 x $5.65]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
7

MFS Global High Yield Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 7/31/26 (unaudited) Net investment income (loss)
Income
Dividends from affiliated issuers	$4,434,061
Interest	2,072,833
Other	207
Foreign taxes withheld	(14,569)
Total investment income	$6,492,532
Expenses
Management fee	$611,625
Distribution and service fees	135,575
Shareholder servicing costs	130,193
Administrative services fee	18,013
Independent Trustees' compensation	2,832
Custodian fee	12,892
Shareholder communications	12,158
Audit and tax fees	52,343
Legal fees	480
Registration fees	79,910
Miscellaneous	21,615
Total expenses	$1,077,636
Fees paid indirectly	(46)
Reduction of expenses by investment adviser and distributor	(243,732)
Net expenses	$833,858
Net investment income (loss)	$5,658,674
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$243,218
Affiliated issuers	(492,149)
Forward foreign currency exchange contracts	786,771
Foreign currency	(3,817)
Net realized gain (loss)	$534,023
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,811,592)
Affiliated issuers	(3,187,624)
Forward foreign currency exchange contracts	322,109
Translation of assets and liabilities in foreign currencies	(9,397)
Net unrealized gain (loss)	$(4,686,504)
Net realized and unrealized gain (loss)	$(4,152,481)
Change in net assets from operations	$1,506,193
See Notes to Financial Statements
8

MFS Global High Yield Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26
Change in net assets
From operations
Net investment income (loss)	$5,658,674	$11,535,567
Net realized gain (loss)	534,023	(4,423,825)
Net unrealized gain (loss)	(4,686,504)	7,744,667
Change in net assets from operations	$1,506,193	$14,856,409
Total distributions to shareholders	$(4,916,504)	$(9,862,917)
Change in net assets from fund share transactions	$(25,653,417)	$20,056,501
Total change in net assets	$(29,063,728)	$25,049,993
Net assets
At beginning of period	206,952,691	181,902,698
At end of period	$177,888,963	$206,952,691
See Notes to Financial Statements
9

MFS Global High Yield Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.75	$5.61	$5.43	$5.21	$5.94	$6.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.34	$0.32	$0.29	$0.25	$0.26
Net realized and unrealized gain (loss)	(0.13)	0.09	0.16	0.17	(0.54)	(0.24)
Total from investment operations	$0.04	$0.43	$0.48	$0.46	$(0.29)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.29)	$(0.30)	$(0.24)	$(0.44)	$(0.32)
Net asset value, end of period (x)	$5.65	$5.75	$5.61	$5.43	$5.21	$5.94
Total return (%) (r)(s)(t)(x)	0.78 (n)	7.85	9.05	9.17	(4.59)	0.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26 (a)	1.25	1.23	1.25	1.20	1.16
Expenses after expense reductions (f)(h)	1.00 (a)	1.03	1.05	1.05	1.05	1.05
Net investment income (loss)	5.89 (a)	6.02	5.76	5.50	4.68	4.16
Portfolio turnover rate	10 (n)	38	24	28	14	38
Net assets at end of period (000 omitted)	$90,711	$95,365	$100,703	$106,280	$108,712	$133,193

Class B	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.76	$5.63	$5.44	$5.22	$5.95	$6.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.28	$0.25	$0.21	$0.21
Net realized and unrealized gain (loss)	(0.12)	0.08	0.17	0.17	(0.54)	(0.23)
Total from investment operations	$0.03	$0.38	$0.45	$0.42	$(0.33)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.26)	$(0.20)	$(0.40)	$(0.28)
Net asset value, end of period (x)	$5.67	$5.76	$5.63	$5.44	$5.22	$5.95
Total return (%) (r)(s)(t)(x)	0.58 (n)	6.86	8.43	8.35	(5.28)	(0.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.01 (a)	2.00	1.98	2.00	1.95	1.91
Expenses after expense reductions (f)(h)	1.75 (a)	1.78	1.80	1.80	1.80	1.80
Net investment income (loss)	5.17 (a)	5.28	5.01	4.74	3.89	3.42
Portfolio turnover rate	10 (n)	38	24	28	14	38
Net assets at end of period (000 omitted)	$62	$122	$258	$483	$924	$1,831

See Notes to Financial Statements
10

MFS Global High Yield Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.74	$5.61	$5.43	$5.20	$5.93	$6.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.28	$0.25	$0.21	$0.21
Net realized and unrealized gain (loss)	(0.12)	0.08	0.16	0.18	(0.54)	(0.23)
Total from investment operations	$0.03	$0.38	$0.44	$0.43	$(0.33)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.26)	$(0.20)	$(0.40)	$(0.28)
Net asset value, end of period (x)	$5.65	$5.74	$5.61	$5.43	$5.20	$5.93
Total return (%) (r)(s)(t)(x)	0.57 (n)	6.86	8.24	8.56	(5.33)	(0.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.01 (a)	2.00	1.98	2.00	1.95	1.91
Expenses after expense reductions (f)(h)	1.75 (a)	1.78	1.80	1.80	1.80	1.80
Net investment income (loss)	5.15 (a)	5.28	5.01	4.75	3.92	3.42
Portfolio turnover rate	10 (n)	38	24	28	14	38
Net assets at end of period (000 omitted)	$2,760	$3,152	$4,163	$4,474	$5,314	$7,408

Class I	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.74	$5.61	$5.43	$5.21	$5.94	$6.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.35	$0.33	$0.30	$0.26	$0.27
Net realized and unrealized gain (loss)	(0.11)	0.08	0.16	0.17	(0.53)	(0.23)
Total from investment operations	$0.06	$0.43	$0.49	$0.47	$(0.27)	$0.04
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.31)	$(0.25)	$(0.46)	$(0.34)
Net asset value, end of period (x)	$5.65	$5.74	$5.61	$5.43	$5.21	$5.94
Total return (%) (r)(s)(t)(x)	1.08 (n)	7.93	9.32	9.43	(4.34)	0.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.01 (a)	1.00	0.98	0.99	0.95	0.91
Expenses after expense reductions (f)(h)	0.75 (a)	0.78	0.80	0.80	0.80	0.80
Net investment income (loss)	6.15 (a)	6.23	6.00	5.74	4.87	4.42
Portfolio turnover rate	10 (n)	38	24	28	14	38
Net assets at end of period (000 omitted)	$60,200	$84,447	$55,178	$75,223	$49,233	$96,925

See Notes to Financial Statements
11

MFS Global High Yield Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.75	$5.61	$5.43	$5.21	$5.94	$6.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.28	$0.25	$0.21	$0.21
Net realized and unrealized gain (loss)	(0.13)	0.09	0.16	0.17	(0.54)	(0.23)
Total from investment operations	$0.02	$0.39	$0.44	$0.42	$(0.33)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.26)	$(0.20)	$(0.40)	$(0.28)
Net asset value, end of period (x)	$5.65	$5.75	$5.61	$5.43	$5.21	$5.94
Total return (%) (r)(s)(t)(x)	0.40 (n)	7.05	8.24	8.36	(5.30)	(0.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.02 (a)	2.00	1.98	2.00	1.94	1.91
Expenses after expense reductions (f)(h)	1.75 (a)	1.78	1.80	1.80	1.80	1.80
Net investment income (loss)	5.14 (a)	5.27	5.01	4.75	3.95	3.42
Portfolio turnover rate	10 (n)	38	24	28	14	38
Net assets at end of period (000 omitted)	$99	$97	$88	$77	$68	$68

Class R2	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.76	$5.62	$5.44	$5.22	$5.95	$6.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.33	$0.30	$0.27	$0.24	$0.24
Net realized and unrealized gain (loss)	(0.12)	0.09	0.17	0.18	(0.54)	(0.23)
Total from investment operations	$0.04	$0.42	$0.47	$0.45	$(0.30)	$0.01
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.29)	$(0.23)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$5.66	$5.76	$5.62	$5.44	$5.22	$5.95
Total return (%) (r)(s)(t)(x)	0.66 (n)	7.58	8.78	8.89	(4.79)	0.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51 (a)	1.50	1.48	1.50	1.45	1.41
Expenses after expense reductions (f)(h)	1.25 (a)	1.28	1.30	1.30	1.30	1.30
Net investment income (loss)	5.66 (a)	5.77	5.51	5.25	4.44	3.92
Portfolio turnover rate	10 (n)	38	24	28	14	38
Net assets at end of period (000 omitted)	$388	$476	$516	$509	$427	$443

See Notes to Financial Statements
12

MFS Global High Yield Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.78	$5.64	$5.46	$5.24	$5.97	$6.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.34	$0.32	$0.29	$0.25	$0.26
Net realized and unrealized gain (loss)	(0.03)	0.09	0.16	0.17	(0.53)	(0.24)
Total from investment operations	$0.14	$0.43	$0.48	$0.46	$(0.28)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.29)	$(0.30)	$(0.24)	$(0.45)	$(0.33)
Net asset value, end of period (x)	$5.77	$5.78	$5.64	$5.46	$5.24	$5.97
Total return (%) (r)(s)(t)(x)	2.38 (n)	7.84	9.03	9.14	(4.51)	0.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25 (a)	1.26	1.23	1.25	1.20	1.16
Expenses after expense reductions (f)(h)	1.00 (a)	1.03	1.05	1.05	1.05	1.05
Net investment income (loss)	5.96 (a)	6.00	5.76	5.50	4.70	4.18
Portfolio turnover rate	10 (n)	38	24	28	14	38
Net assets at end of period (000 omitted)	$150	$2,964	$1,925	$1,713	$2,328	$2,567

Class R4	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.78	$5.64	$5.46	$5.23	$5.97	$6.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.36	$0.33	$0.30	$0.27	$0.28
Net realized and unrealized gain (loss)	(0.12)	0.08	0.16	0.19	(0.55)	(0.24)
Total from investment operations	$0.06	$0.44	$0.49	$0.49	$(0.28)	$0.04
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.31)	$(0.26)	$(0.46)	$(0.34)
Net asset value, end of period (x)	$5.69	$5.78	$5.64	$5.46	$5.23	$5.97
Total return (%) (r)(s)(t)(x)	1.09 (n)	8.11	9.30	9.62	(4.46)	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.02 (a)	1.00	0.99	1.00	0.94	0.91
Expenses after expense reductions (f)(h)	0.75 (a)	0.78	0.80	0.80	0.80	0.80
Net investment income (loss)	6.20 (a)	6.27	6.04	5.76	4.98	4.42
Portfolio turnover rate	10 (n)	38	24	28	14	38
Net assets at end of period (000 omitted)	$1,350	$1,795	$2,031	$7,063	$6,804	$6,316

See Notes to Financial Statements
13

MFS Global High Yield Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	7/31/26 (unaudited)	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
Net asset value, beginning of period	$5.74	$5.60	$5.42	$5.20	$5.93	$6.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.36	$0.34	$0.30	$0.27	$0.28
Net realized and unrealized gain (loss)	(0.13)	0.09	0.16	0.18	(0.54)	(0.23)
Total from investment operations	$0.05	$0.45	$0.50	$0.48	$(0.27)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.32)	$(0.26)	$(0.46)	$(0.35)
Net asset value, end of period (x)	$5.64	$5.74	$5.60	$5.42	$5.20	$5.93
Total return (%) (r)(s)(t)(x)	0.95 (n)	8.23	9.44	9.56	(4.27)	0.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91 (a)	0.91	0.88	0.89	0.85	0.81
Expenses after expense reductions (f)(h)	0.65 (a)	0.68	0.70	0.70	0.70	0.70
Net investment income (loss)	6.23 (a)	6.36	6.11	5.85	5.03	4.53
Portfolio turnover rate	10 (n)	38	24	28	14	38
Net assets at end of period (000 omitted)	$22,169	$18,535	$17,040	$16,035	$16,294	$20,365

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Global High Yield Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2026, 65.5% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its financial statements. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s financial statements are not covered by this report. The current Financial & Other Information report for the High Yield Pooled Portfolio as of July 31, 2026 has been included at the end of this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
15

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
16

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,524	$—	$—	$4,524
Non - U.S. Sovereign Debt	—	5,937,802	—	5,937,802
U.S. Corporate Bonds	—	1,594,821	—	1,594,821
Foreign Bonds	—	48,962,301	—	48,962,301
Investment Companies	120,862,716	—	—	120,862,716
Total	$120,867,240	$56,494,924	$—	$177,362,164

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$8,826	$—	$8,826
Forward Foreign Currency Exchange Contracts – Liabilities	—	(249,358)	—	(249,358)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's financial statements for further information regarding the levels used in valuing its assets and liabilities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$8,826	$(249,358)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$786,771
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$322,109
17

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.
The MFS Global High Yield Fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
18

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions made during the six months ended July 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/26
Ordinary income (including any short-term capital gains)	$9,862,917
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/26
Cost of investments	$193,581,287
Gross appreciation	3,538,050
Gross depreciation	(19,757,173)
Net unrealized appreciation (depreciation)	$(16,219,123)
As of 1/31/26
Undistributed ordinary income	1,621,571
Capital loss carryforwards	(59,497,191)
Other temporary differences	(848,048)
Net unrealized appreciation (depreciation)	(11,251,648)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(3,707,156)
Long-Term	(55,790,035)
Total	$(59,497,191)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
19

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/26	Year ended 1/31/26
Class A	$2,350,546	$4,976,052
Class B	2,257	8,243
Class C	68,666	155,105
Class I	1,857,249	3,534,272
Class R1	2,107	3,998
Class R2	9,910	25,354
Class R3	53,466	101,190
Class R4	39,778	109,680
Class R6	532,525	949,023
Total	$4,916,504	$9,862,917
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2027. For the six months ended July 31, 2026, this management fee reduction amounted to $12,966, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2026 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.00%	1.75%	1.75%	0.75%	1.75%	1.25%	1.00%	0.75%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2028. For the six months ended July 31, 2026, this reduction amounted to $230,755, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $551 for the six months ended July 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
20

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$115,179
Class B	0.75%	0.25%	1.00%	1.00%	519
Class C	0.75%	0.25%	1.00%	1.00%	15,801
Class R1	0.75%	0.25%	1.00%	1.00%	485
Class R2	0.25%	0.25%	0.50%	0.50%	1,020
Class R3	—	0.25%	0.25%	0.25%	2,571
Total Distribution and Service Fees					$135,575
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2026, this rebate amounted to $11 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2026, were as follows:
Amount
Class A	$604
Class B	—
Class C	1,184
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2026, the fee was $33,310, which equated to 0.0354% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $96,883.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2026 was equivalent to an annual effective rate of 0.0191% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
At July 31, 2026, MFS held approximately 77% of the outstanding shares of Class R1.
21

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended July 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $17,927,937 and $46,366,647, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/26		Year ended 1/31/26
	Shares	Amount	Shares	Amount
Shares sold
Class A	671,734	$3,823,672	1,820,483	$10,262,741
Class C	78,242	448,178	55,974	316,689
Class I	1,518,784	8,663,839	11,493,342	64,716,191
Class R1	429	2,444	543	3,062
Class R2	3,720	21,235	18,093	102,496
Class R3	19,178	110,462	352,820	2,012,337
Class R4	10,862	62,212	70,152	399,505
Class R6	847,415	4,809,210	515,609	2,911,925
	3,150,364	$17,941,252	14,327,016	$80,724,946
Shares issued to shareholders in reinvestment of distributions
Class A	399,328	$2,270,142	847,712	$4,796,300
Class B	393	2,239	1,422	8,051
Class C	11,747	66,691	26,088	147,342
Class I	325,585	1,848,045	619,900	3,507,531
Class R1	371	2,107	706	3,997
Class R2	1,712	9,741	4,432	25,142
Class R3	8,723	49,933	17,347	98,775
Class R4	6,958	39,775	19,270	109,654
Class R6	86,357	489,537	152,585	862,282
	841,174	$4,778,210	1,689,462	$9,559,074
Shares reacquired
Class A	(1,618,679)	$(9,222,057)	(4,022,089)	$(22,727,851)
Class B	(10,539)	(60,084)	(26,131)	(146,989)
Class C	(150,245)	(852,758)	(275,858)	(1,554,803)
Class I	(5,893,089)	(33,326,157)	(7,245,874)	(41,006,200)
Class R1	(77)	(439)	(37)	(209)
Class R2	(19,568)	(112,117)	(31,719)	(181,248)
Class R3	(514,569)	(2,940,105)	(198,640)	(1,118,642)
Class R4	(91,052)	(518,216)	(138,831)	(791,581)
Class R6	(235,871)	(1,340,946)	(479,679)	(2,699,996)
	(8,533,689)	$(48,372,879)	(12,418,858)	$(70,227,519)
22

MFS Global High Yield Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/26		Year ended 1/31/26
	Shares	Amount	Shares	Amount
Net change
Class A	(547,617)	$(3,128,243)	(1,353,894)	$(7,668,810)
Class B	(10,146)	(57,845)	(24,709)	(138,938)
Class C	(60,256)	(337,889)	(193,796)	(1,090,772)
Class I	(4,048,720)	(22,814,273)	4,867,368	27,217,522
Class R1	723	4,112	1,212	6,850
Class R2	(14,136)	(81,141)	(9,194)	(53,610)
Class R3	(486,668)	(2,779,710)	171,527	992,470
Class R4	(73,232)	(416,229)	(49,409)	(282,422)
Class R6	697,901	3,957,801	188,515	1,074,211
	(4,542,151)	$(25,653,417)	3,597,620	$20,056,501
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2026, the fund’s commitment fee and interest expense were $439 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended July 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$136,159,264	$9,167,286	$25,096,233	$(491,695)	$(3,187,814)	$116,550,808
MFS Institutional Money Market Portfolio	5,555,924	26,634,301	29,587,304	(454)	190	2,602,657
	$141,715,188	$35,801,587	$54,683,537	$(492,149)	$(3,187,624)	$119,153,465

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$4,354,324	$—
MFS Institutional Money Market Portfolio	79,737	—
	$4,434,061	$—
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global High Yield Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global High Yield Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global High Yield Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
24

MFS Global High Yield Fund
Board Review of Investment Advisory Agreement
MFS Global High Yield Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
25

MFS Global High Yield Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.5 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
26

MFS High Yield Pooled Portfolio

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MFS High Yield Pooled Portfolio

PORTFOLIO OF INVESTMENTS − 7/31/26 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 94.7%

Aerospace & Defense – 3.6%

ATI, Inc., 5.875%, 6/15/2033		$2,461,000	$2,476,106
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		1,849,000	1,870,470
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		643,000	652,109
Bombardier, Inc., 7.25%, 7/01/2031 (n)		1,009,000	1,050,945
Bombardier, Inc., 7%, 6/01/2032 (n)		700,000	721,224
Bombardier, Inc., 6.75%, 6/15/2033 (n)		1,418,000	1,460,494
MOOG, Inc., 5.5%, 10/15/2034 (n)		1,726,000	1,669,777
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,111,000	1,117,956
TransDigm, Inc., 6.375%, 3/01/2029 (n)		868,000	878,443
TransDigm, Inc., 6.875%, 12/15/2030 (n)		2,816,000	2,886,608
TransDigm, Inc., 6.375%, 5/31/2033 (n)		3,266,000	3,265,173
TransDigm, Inc., 6.125%, 7/31/2034 (n)		1,678,000	1,659,153

			$19,708,458

Airlines – 0.2%

Allegiant Travel Co., 7.125%, 7/01/2031 (n)		$1,275,000	$1,291,929

Auto & Auto Components – 3.1%

Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$2,974,000	$2,758,308
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		420,000	413,833
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		815,000	810,650
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		1,440,000	1,418,000
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		359,000	368,117
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	952,000	1,099,825
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$481,000	484,613
Cyprium Corp./Cyprium Holdings Co., 6.375%, 4/15/2034 (n)		1,764,000	1,737,878
Dealer Tire Financial LLC, 10.375%, 10/01/2031 (n)		1,819,000	1,766,689
Dexko Global, Inc., 7.5%, 4/15/2032 (n)		802,000	667,761
Dorman Products, Inc., 6.25%, 6/15/2034 (n)		1,652,000	1,656,708
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		1,686,000	1,737,185
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		1,766,000	1,890,441

			$16,810,008

Brokerage & Asset Managers – 2.1%

Aretec Group, Inc., 7.5%, 4/01/2029 (n)		$805,000	$802,897
Aretec Group, Inc., 10%, 8/15/2030 (n)		1,160,000	1,223,648
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		1,199,000	1,194,531
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		772,000	800,005
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		3,828,000	3,808,858
Jefferies Finance LLC, 5%, 8/15/2028 (n)		1,148,000	1,109,880
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		2,405,000	2,440,361

			$11,380,180

Building – 3.6%

AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$1,702,000	$1,752,328
Core & Main, Inc., 6%, 7/01/2034 (n)		1,167,000	1,160,480
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		802,000	411,923
Knife River Corp., 7.75%, 5/01/2031 (n)		1,279,000	1,319,318
HYPFS-SEM	1

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Building – continued

LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	$955,000	$611,934
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)	1,410,000	1,180,381
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	625,000	615,373
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	1,490,000	1,378,911
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	652,000	653,791
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	1,718,000	1,694,145
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	3,675,000	3,719,850
QXO Building Products, Inc., 6.5%, 7/15/2031 (n)	1,459,000	1,464,916
QXO Building Products, Inc., 6.875%, 7/15/2034 (n)	1,732,000	1,734,588
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)	1,855,000	1,868,821

		$19,566,759

Business Services – 5.2%

APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)	$1,286,000	$1,366,704
athenahealth, Inc., 6.5%, 2/15/2030 (n)	1,960,000	1,890,572
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)	2,202,000	2,198,309
CACI International, Inc., 6.375%, 6/15/2033 (n)	2,901,000	2,923,449
CoreWeave, Inc., 9.25%, 6/01/2030 (n)	823,000	769,140
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	1,604,000	1,455,410
CoreWeave, Inc., 9.625%, 7/15/2032 (n)	516,000	461,836
Edged Compute LLC, 7.5%, 4/30/2031 (n)	444,000	420,866
Flash Compute LLC, 7.25%, 12/31/2030 (n)	1,288,000	1,300,651
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)	1,584,000	1,254,548
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	2,037,000	1,993,535
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	1,577,000	1,583,060
Iron Mountain, Inc., 6.25%, 1/15/2035 (n)	341,000	336,708
Meridian Arc HoldCo LLC, 6.25%, 4/30/2031 (n)	2,359,000	2,266,605
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)	1,664,000	1,566,854
SE Cosmos LLC, 8.875%, 5/01/2031 (n)	1,382,000	1,363,045
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	1,600,000	1,602,266
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)	2,337,000	2,170,128
Yondr JK 1 LLC, 6.875%, 6/30/2031 (n)	1,429,000	1,360,999

		$28,284,685

Cable TV – 3.4%

Cable One, Inc., 4%, 11/15/2030 (n)	$1,308,000	$486,308
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	3,618,000	3,380,390
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	1,923,000	1,754,550
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	706,000	608,845
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	2,050,000	1,188,149
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	1,290,000	277,350
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	775,000	433,458
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	696,000	706,447
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)	515,000	538,141
DISH DBS Corp., 5.125%, 6/01/2029	1,787,000	1,619,469
EchoStar Corp., 10.75%, 11/30/2029	1,524,355	1,648,899
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)	1,478,029	1,499,017
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	979,000	602,408
Virgin Media Secured Finance PLC, 5.5%, 5/15/2029 (n)	760,000	682,299
Virgin Media Secured Finance PLC, 4.5%, 8/15/2030 (n)	900,000	739,680
Ziggo Bond Co. B.V., 5.125%, 2/28/2030 (n)	2,906,000	2,361,119

		$18,526,529

2

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Chemicals – 2.3%

Chemours Co., 4.625%, 11/15/2029 (n)		$2,444,000	$2,306,360
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		778,000	585,181
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	1,678,000	1,974,745
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$1,467,000	1,456,565
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		1,118,000	1,123,208
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		2,177,000	2,177,000
SCIH Salt Holdings, Inc., 8%, 7/31/2032 (n)(w)		2,098,000	2,082,142
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		1,047,000	1,002,863

			$12,708,064

Conglomerates – 1.2%

Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$1,606,000	$1,619,741
Columbia Pipelines Holdings Co. LLC, 7.125%, 2/01/2033 (n)		1,440,000	1,450,800
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		1,440,000	1,384,140
ESAB Corp., 5.625%, 4/01/2031 (n)		1,880,000	1,857,270

			$6,311,951

Construction – 1.2%

Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,587,000	$1,630,801
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,064,000	1,019,699
Mattamy Group Corp., 6%, 12/15/2033 (n)		1,097,000	1,044,206
New Home Co., 8.5%, 11/01/2030 (n)		1,674,000	1,707,502
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,386,000	1,362,101

			$6,764,309

Consumer Products – 1.9%

Acushnet Co., 5.625%, 12/01/2033 (n)		$1,973,000	$1,934,506
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		1,456,000	714,499
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		1,504,000	1,568,595
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		1,346,000	1,296,314
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		590,000	559,081
Prestige Brands, Inc., 6.25%, 7/15/2034 (n)		1,095,000	1,098,092
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		1,581,000	1,449,588
Thor Industries, Inc., 4%, 10/15/2029 (n)		1,798,000	1,694,723

			$10,315,398

Consumer Services – 2.9%

Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$808,000	$825,619
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		1,537,000	1,595,793
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		1,688,000	1,650,077
Gaia Purchaser, Inc., 7.625%, 7/15/2033 (n)		1,365,000	1,369,197
Garda World Security Corp., 6.5%, 1/15/2031 (n)		783,000	791,617
Garda World Security Corp., 8.375%, 11/15/2032 (n)		1,971,000	2,002,520
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		2,131,000	2,073,240
Service Corp. International, 5.75%, 10/15/2032		3,335,000	3,307,721
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,468,000	1,385,600
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		657,000	666,217

			$15,667,601

3

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Containers – 0.9%

Ball Corp., 6%, 6/15/2029	$1,263,000	$1,280,087
Ball Corp., 2.875%, 8/15/2030	2,507,000	2,267,059
Crown Americas LLC, 5.875%, 6/01/2033	1,607,000	1,603,728

		$5,150,874

Diversified Financial Services – 6.5%

Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$1,653,000	$1,710,860
Azorra Finance Ltd., 6.25%, 2/15/2034 (n)	729,000	714,985
Cobra AcquisitionCo LLC, 6.375%, 11/01/2029 (n)	965,000	838,294
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	807,000	835,417
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	1,366,000	1,364,532
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	1,122,000	1,085,048
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	305,000	291,040
FirstCash, Inc., 6.125%, 5/01/2034 (n)	1,605,000	1,582,199
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/2028 (n)	1,445,000	1,440,199
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	1,516,000	1,558,012
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	458,000	441,506
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	634,000	649,936
Freedom Mortgage Holdings LLC, 8%, 2/01/2032 (n)	878,000	871,129
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	1,284,000	1,304,446
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	1,550,000	1,543,571
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10%, 11/15/2029 (n)	668,000	669,099
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	1,305,000	1,362,676
OneMain Finance Corp., 6.625%, 5/15/2029	1,569,000	1,588,194
OneMain Finance Corp., 5.375%, 11/15/2029	1,156,000	1,129,738
OneMain Finance Corp., 7.5%, 5/15/2031	1,049,000	1,075,225
OneMain Finance Corp., 6.75%, 9/15/2033	1,044,000	1,027,172
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	3,175,000	3,012,591
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	1,023,000	1,031,294
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	2,703,000	2,719,062
Rocket Cos., Inc., 4%, 10/15/2033 (n)	536,000	473,375
Stonebriar ABF Issuer LLC, 7%, 8/15/2031 (n)	1,442,000	1,443,089
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	962,000	996,926
UVM Holdings LLC, 6.25%, 3/15/2031 (n)	819,000	730,751
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	1,730,000	1,732,391

		$35,222,757

Energy - Independent – 4.0%

California Resources Corp., 7%, 1/15/2034 (n)	$2,022,000	$1,980,412
Chord Energy Corp., 6%, 10/01/2030 (n)	476,000	477,595
Chord Energy Corp., 6.75%, 3/15/2033 (n)	1,718,000	1,749,822
CNX Resources Corp., 7.25%, 3/01/2032 (n)	1,973,000	2,029,017
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	2,027,000	2,051,871
Infinity Natural Resource Co., 7.625%, 4/01/2031 (n)	1,604,000	1,600,153
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	1,167,000	1,178,399
Kraken Oil & Gas Partners LLC, 7.125%, 5/15/2031 (n)	610,000	601,576
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	2,114,000	2,149,720
Matador Resources Co., 6.5%, 4/15/2032 (n)	1,137,000	1,134,873
Matador Resources Co., 6%, 4/15/2034 (n)	786,000	760,208
Saturn Oil & Gas, Inc., 8.5%, 7/30/2031 (n)	1,065,000	1,067,952
SM Energy Co., 8.625%, 11/01/2030 (n)	646,000	678,131
SM Energy Co., 8.75%, 7/01/2031 (n)	1,305,000	1,364,443
SM Energy Co., 6.625%, 4/15/2034 (n)	1,316,000	1,307,875

4

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Energy - Independent – continued

Validus Energy II Midcon LLC, 8%, 8/01/2031 (n)		$1,421,000	$1,414,575

			$21,546,622

Entertainment & Leisure – 2.0%

Life Time, Inc., 6%, 11/15/2031 (n)		$1,229,000	$1,239,470
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)		1,458,000	1,500,926
Oak-EagleAcquireCo., Inc., 7.25%, 7/01/2033 (n)		1,958,000	2,028,827
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		1,060,000	1,067,202
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)		1,665,000	1,684,003
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)		1,358,000	1,344,671
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		1,924,000	1,922,355

			$10,787,454

Food & Beverages – 2.6%

Chobani LLC/Chobani Finance Corp., 6.375%, 4/15/2034 (n)		$1,895,000	$1,899,855
Performance Food Group Co., 6.125%, 9/15/2032 (n)		1,250,000	1,253,531
Performance Food Group Co., 5.625%, 3/01/2034 (n)		1,525,000	1,479,246
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		3,161,000	3,044,848
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		1,365,000	1,327,144
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		2,698,000	2,658,449
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		748,000	740,086
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		1,412,000	1,417,222
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		343,000	344,269

			$14,164,650

Hardware, Peripherals, & Assembly – 0.8%

SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		$1,278,000	$1,287,456
Virtusa Corp., 7.125%, 12/15/2028 (n)		1,107,000	905,205
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		2,006,000	2,028,614

			$4,221,275

Industrial – 1.1%

AECOM, 6%, 8/01/2033 (n)		$1,952,000	$1,940,859
APi Escrow Corp., 4.75%, 10/15/2029 (n)		2,935,000	2,865,908
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		1,355,000	1,388,599

			$6,195,366

Insurance - Health – 0.9%

Centene Corp., 4.625%, 12/15/2029		$753,000	$730,513
Centene Corp., 3%, 10/15/2030		1,331,000	1,196,104
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		3,167,000	3,196,121

			$5,122,738

Insurance - Property & Casualty – 3.9%

Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$511,000	$494,218
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		1,737,000	1,595,950
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		871,000	857,485
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		1,404,000	1,424,709
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		637,000	636,462
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/01/2032 (n)		973,000	978,458
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		1,611,000	1,574,511
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	952,000	1,107,279
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$200,000	203,067

5

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Insurance - Property & Casualty – continued

Asurion LLC, 8%, 12/31/2032 (n)		$1,516,000	$1,533,625
Asurion LLC, 8.375%, 2/01/2034 (n)		1,419,000	1,292,862
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		1,714,000	1,728,535
CRC Insurance Group LLC, 7.125%, 6/01/2031 (n)		2,189,000	2,184,878
Hub International Ltd., 5.625%, 12/01/2029 (n)		482,000	480,106
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,917,000	1,973,875
Hub International Ltd., 7.375%, 1/31/2032 (n)		1,483,000	1,516,738
USI, Inc. of New York, 7.5%, 1/15/2032 (n)		1,605,000	1,638,049

			$21,220,807

Interactive Media Services – 0.4%

Snap, Inc., 6.875%, 3/01/2033 (n)		$2,062,000	$2,014,212

Machinery & Tools – 1.2%

Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$603,000	$638,660
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		3,195,000	3,297,085
Synergy Infrastructure Holdings LLC, 7%, 7/15/2034 (n)		911,000	919,023
Terex Corp., 6.25%, 10/15/2032 (n)		1,577,000	1,582,660

			$6,437,428

Media – 3.9%

Cimpress PLC, 7.375%, 9/15/2032 (n)		$865,000	$867,485
Discovery Global Holdings, Inc., 4.279%, 3/15/2032		310,000	275,457
Discovery Global Holdings, Inc., 5.05%, 3/15/2042		1,690,000	1,174,550
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		1,487,000	1,395,089
Graham Holdings Co., 5.625%, 12/01/2033 (n)		1,821,000	1,777,184
Gray Media, Inc., 4.75%, 10/15/2030 (n)		620,000	479,141
Gray Media, Inc., 9.625%, 7/15/2032 (n)		1,287,000	1,300,831
Gray Media, Inc., 7.25%, 8/15/2033 (n)		943,000	932,684
Nexstar Media Group, Inc., 6.5%, 9/15/2033 (n)		2,297,000	2,285,227
Nexstar Media Group, Inc., 7.25%, 4/15/2034 (n)		1,136,000	1,138,546
Paramount Global, 4.95%, 1/15/2031		620,000	568,169
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		809,000	739,289
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		1,694,000	1,737,153
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		1,855,000	1,803,903
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		2,232,000	2,227,059
Univision Communications, Inc., 8.875%, 4/15/2033 (n)		920,000	890,767
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		1,134,000	1,168,971
ViacomCBS, Inc., 4.375%, 3/15/2043		929,000	567,989

			$21,329,494

Medical & Health Technology & Services – 3.0%

CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		$1,018,000	$855,290
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		2,076,000	1,917,003
Concentra, Inc., 6.875%, 7/15/2032 (n)		348,000	357,847
Encompass Health Corp., 4.75%, 2/01/2030		1,858,000	1,817,074
Encompass Health Corp., 4.625%, 4/01/2031		1,043,000	1,003,921
Encompass Health Corp., 5.875%, 6/01/2034 (n)		665,000	658,387
Fortrea Holdings, Inc., 7.5%, 7/01/2030 (n)		1,492,000	1,519,287
Gruppo San Donato S.p.A., 6.5%, 10/31/2031	EUR	946,000	1,067,360
IQVIA, Inc., 6.5%, 5/15/2030 (n)		$1,515,000	1,543,655
IQVIA, Inc., 6.25%, 6/01/2032 (n)		920,000	931,832
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)		1,283,000	1,337,733

6

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Medical & Health Technology & Services – continued

Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	$1,899,000	$1,904,914
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,229,000	1,145,476

		$16,059,779

Medical Equipment – 0.7%

Insulet Corp., 6.5%, 4/01/2033 (n)	$2,468,000	$2,500,402
Teleflex, Inc., 5.875%, 1/15/2032 (n)	1,445,000	1,432,503

		$3,932,905

Metals & Mining – 2.9%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2027 (n)	$1,041,000	$551,730
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	711,000	712,490
Coeur Mining, Inc., 6.875%, 4/01/2032 (n)	1,332,000	1,360,824
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	1,900,000	1,897,915
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	1,135,000	1,179,331
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	3,072,000	2,895,245
Hybar LLC, 7.375%, 7/01/2034 (n)	1,005,000	1,008,773
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	1,346,000	1,342,785
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	1,394,000	1,433,788
Mineral Resources Ltd., 6%, 5/01/2032 (n)	1,042,000	1,022,863
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)	901,009	519,496
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,677,000	1,742,629

		$15,667,869

Midstream – 6.5%

Antero Midstream Corp., 5.75%, 7/01/2034 (n)	$3,269,000	$3,204,147
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	1,229,000	1,275,499
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	906,000	926,522
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	1,699,000	1,752,133
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034	1,012,000	1,009,349
Global Partners LP/GLP Finance Corp., 7.125%, 7/01/2033 (n)	1,615,000	1,635,470
NuStar Logistics LP, 6.375%, 10/01/2030	1,834,000	1,870,962
Prairie Acquiror LP, 9%, 8/01/2029 (n)	1,499,000	1,546,247
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	865,000	879,439
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	1,661,000	1,670,446
Sunoco LP, 4.625%, 5/01/2030 (n)	1,565,000	1,506,893
Sunoco LP, 7.25%, 5/01/2032 (n)	2,255,000	2,324,905
Sunoco LP, 6.625%, 8/15/2032 (n)	791,000	798,521
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	2,431,000	2,428,128
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	925,000	946,028
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	1,121,000	1,143,715
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	1,011,000	1,082,195
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	1,546,000	1,598,252
Venture Global LNG, Inc., 6.375%, 12/15/2034 (n)	919,000	895,031
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	2,796,000	2,784,760
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)	600,000	651,011
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)	1,601,000	1,652,010
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	1,407,000	1,472,701

		$35,054,364

7

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Bonds – continued

Network & Telecom – 0.7%

Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$536,300
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		1,907,000	1,911,613
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	450,000	529,598
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$840,000	874,464

			$3,851,975

Oil Services – 1.1%

Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$1,645,000	$1,692,662
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		2,409,000	2,460,907
Valaris Ltd., 8.375%, 4/30/2030 (n)		1,511,000	1,564,340

			$5,717,909

Pharmaceuticals & Biotechnology – 1.2%

1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$2,733,000	$2,793,804
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		405,000	376,661
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	540,645
Genmab A.S., 6.25%, 12/15/2032 (n)		1,873,000	1,890,143
Grifols S.A., 7.125%, 5/01/2030	EUR	911,000	1,093,620

			$6,694,873

Pollution Control – 0.4%

Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$2,436,000	$2,421,827

Real Estate - Healthcare – 0.3%

MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$703,000	$563,364
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		1,207,000	1,226,686

			$1,790,050

Real Estate - Other – 2.2%

Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$2,193,000	$2,137,483
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,459,000	2,504,356
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		321,000	326,434
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)		965,000	945,005
Rithm Capital Corp., 8.5%, 6/01/2031 (n)		1,580,000	1,583,858
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		2,025,000	1,994,282
Starwood Property Trust, Inc., 6.125%, 6/01/2031 (n)		612,000	610,551
XHR LP, REIT, 4.875%, 6/01/2029 (n)		1,976,000	1,925,073

			$12,027,042

Refining – 0.4%

PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$1,464,000	$1,519,368
PBF Holding Co. LLC, 7.25%, 6/01/2034 (n)		509,000	516,916

			$2,036,284

Restaurants – 0.9%

1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$2,102,000	$2,123,914
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		1,140,000	1,137,134
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,576,000	1,480,812

			$4,741,860

8

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Retail & E-commerce – 2.8%

Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	$1,951,043	$2,094,462
Carvana Co., 9%, 6/01/2031 (n)	3,616,450	3,977,804
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)	108,000	107,222
Macy’s Retail Holdings LLC, 7.375%, 8/01/2033 (n)	1,110,000	1,155,055
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)	1,395,000	1,373,542
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)	1,556,000	1,541,415
Michaels Cos., Inc., 11%, 3/15/2034 (n)	814,000	796,821
Penske Automotive Group Co., 3.75%, 6/15/2029	1,338,000	1,277,632
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)	1,119,000	1,122,575
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)	1,790,000	1,808,630

		$15,255,158

Software – 2.0%

Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$1,409,000	$1,447,597
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	2,093,000	1,979,952
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)	1,242,000	1,082,838
CoreLogic, Inc., 9%, 8/01/2031 (n)	723,000	712,893
CoreLogic, Inc., 12%, 2/01/2032 (n)	354,000	331,648
Fair Isaac Corp., 6%, 5/15/2033 (n)	1,892,000	1,831,185
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	1,994,000	2,031,575
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)	585,000	612,462
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)	649,000	661,119

		$10,691,269

Supermarkets – 1.1%

Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)	$3,175,000	$3,075,213
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)	1,527,000	1,590,387
KeHE Distributors LLC/KeHE Finance Corp., 7.125%, 4/30/2033 (n)	1,185,000	1,204,849

		$5,870,449

Telecommunications - Wireless – 0.6%

Altice France S.A., 9.5%, 11/01/2029 (n)	$1,186,873	$1,203,552
Altice France S.A., 6.875%, 10/15/2030 (n)	1,641,513	1,602,717
Altice France S.A., 6.5%, 4/15/2032 (n)	396,493	383,780

		$3,190,049

Telephone Services – 0.8%

Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)	$945,660	$956,960
Level 3 Financing, Inc., 7%, 3/31/2034 (n)	813,093	827,093
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)	1,567,000	1,545,474
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)	1,184,000	1,209,174

		$4,538,701

Tobacco – 0.2%

Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)	$1,306,000	$1,326,265

Transportation & Logistics – 0.8%

GB AIT Buyer, Inc., 8.75%, 4/30/2034 (n)	$1,124,000	$1,115,554
RXO, Inc., 6.375%, 5/15/2031 (n)	1,444,000	1,440,914
XPO, Inc., 7.125%, 2/01/2032 (n)	1,572,000	1,620,713

		$4,177,181

9

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds – continued

Travel, Gaming, & Lodging – 3.4%

CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$2,697,000	$2,689,022
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	3,176,000	3,130,998
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,776,000	1,607,014
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	806,000	805,769
Light & Wonder International, Inc., 6.25%, 10/01/2033 (n)	1,776,000	1,744,920
Pioneer OpCo LLC, 7%, 5/15/2033 (n)	1,285,000	1,297,415
Voyager Parent LLC, 9.25%, 7/01/2032 (n)	1,421,000	1,509,781
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,261,000	2,213,733
Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033 (n)	853,000	830,163
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,155,000	2,130,337
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	694,000	682,230

		$18,641,382

Utilities – 3.8%

Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	$2,128,000	$1,952,010
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)	1,120,000	1,079,961
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)	1,712,000	1,679,474
NRG Energy, Inc., 5.75%, 1/15/2034 (n)	2,713,000	2,642,199
NRG Energy, Inc., 6%, 1/15/2036 (n)	1,978,000	1,935,226
PG&E Corp., 5.25%, 7/01/2030	2,604,000	2,560,872
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	1,142,000	1,159,609
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)	2,020,000	1,981,238
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)	796,000	786,070
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,784,000	1,765,058
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	1,411,000	1,455,147
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	963,000	1,023,502
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	417,000	445,517

		$20,465,883

Total Bonds (Identified Cost, $521,500,859)		$514,902,622

Exchange-Traded Funds – 1.5%

Fixed Income ETFs – 1.5%

iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost, $8,359,650)	223,500	$8,220,330

Common Stocks – 0.1%

Metals & Mining – 0.0%

Petra Diamonds Ltd. (a)	136,952	$11,333

Oil Services – 0.1%

LTRI Holdings LP (a)(u)	3,300	$509,553

Total Common Stocks (Identified Cost, $651,262)		$520,886

Mutual Funds (h) – 2.3%

Money Market Funds – 2.3%

MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $12,543,187)	12,542,391	$12,544,899

Other Assets, Less Liabilities – 1.4%		7,369,776

Net Assets – 100.0%		$543,558,513

10

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

(a) Non-income producing security.

(h)An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $12,544,899 and $523,643,838, respectively.

(n)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $467,196,159, representing 86.0% of net assets.

(p) Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

(u)The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)When-issued security.

(z)Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

	Acquisition
Restricted Securities	Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/10/21-12/19/24	$902,372	$519,496
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/26

Forward Foreign Currency Exchange Contracts

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
Asset Derivatives
GBP	12,896	USD	17,290	UBS AG	10/16/2026	$90
Liability Derivatives
USD	6,682,833	EUR	5,825,992	Deutsche Bank AG	10/16/2026	$(55,309)
USD	117,326	EUR	102,195	HSBC Bank	10/16/2026	(869)
USD	532,397	EUR	463,632	State Street Corp.	10/16/2026	(3,824)

						$(60,002)

See Notes to Financial Statements

11

MFS High Yield Pooled Portfolio
FINANCIAL STATEMENTS	STATEMENT OF ASSETS AND LIABILITIES

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/26 (unaudited)
Assets
Investments in unaffiliated issuers, at value (identified cost, $530,511,771)		$523,643,838
Investments in affiliated issuers, at value (identified cost, $12,543,187)		12,544,899
Cash		21,015
Foreign currency, at value (identified cost, $120,278)		120,278
Receivables for
Forward foreign currency exchange contracts		90
Investments sold		1,902,431
Fund shares sold		1,151
Interest and dividends		9,441,133
Other assets		521
Total assets		$547,675,356
Liabilities
Payables for
Distributions		$42
Forward foreign currency exchange contracts		60,002
Investments purchased		1,098,230
When-issued investments purchased		2,098,000
Fund shares reacquired		811,017
Payable to affiliates
Administrative services fee		96
Shareholder servicing costs		5
Accrued expenses and other liabilities		49,451
Total liabilities		$4,116,843
Net assets		$543,558,513
Net assets consist of
Paid-in capital		$677,994,261
Total distributable earnings (loss)		(134,435,748)
Net assets		$543,558,513
Shares of beneficial interest outstanding		65,980,187
Net asset value per share (net assets of $543,558,513 / 65,980,187 shares of beneficial interest outstanding)		$8.24

See Notes to Financial Statements

12

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS STATEMENT OF OPERATIONS

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 7/31/26 (unaudited)

Net investment income (loss)

Income
Interest	$17,615,546
Dividends from unaffiliated issuers	256,938
Dividends from affiliated issuers	189,644
Other	102,922
Total investment income	$18,165,050
Expenses
Shareholder servicing costs	$14
Administrative services fee	8,679
Custodian fee	20,037
Shareholder communications	2,363
Audit and tax fees	27,865
Legal fees	1,363
Pricing service fees	4,589
Form N-CEN/N-PORT preparation fees	4,860
Miscellaneous	10,393
Total expenses	$80,163
Fees paid indirectly	(251)
Net expenses	$79,912
Net investment income (loss)	$18,085,138
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,852,125)
Affiliated issuers	(1,303)
Forward foreign currency exchange contracts	162,383
Foreign currency	4,232
Net realized gain (loss)	$(1,686,813)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(13,577,117)
Affiliated issuers	49
Forward foreign currency exchange contracts	150,881
Translation of assets and liabilities in foreign currencies	(1,876)

Net unrealized gain (loss)	$(13,428,063)

Net realized and unrealized gain (loss)	$(15,114,876)
Change in net assets from operations	$2,970,262

See Notes to Financial Statements

13

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	7/31/26	1/31/26
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$18,085,138	$38,396,412
Net realized gain (loss)	(1,686,813)	(1,180,774)
Net unrealized gain (loss)	(13,428,063)	8,977,179
Change in net assets from operations	$2,970,262	$46,192,817
Total distributions to shareholders	$(18,555,580)	$(39,005,078)

Change in net assets from fund share transactions	$5,985,769	$(33,057,785)

Total change in net assets	$(9,599,549)	$(25,870,046)
Net assets
At beginning of period	553,158,062	579,028,108
At end of period	$543,558,513	$553,158,062

See Notes to Financial Statements

14

MFS High Yield Pooled Portfolio

FINANCIAL STATEMENTS FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	7/31/26	1/31/26	1/31/25	1/31/24	1/31/23	1/31/22
	(unaudited)
Net asset value, beginning of period	$8.48	$8.37	$8.24	$8.05	$8.88	$9.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.58	$0.57	$0.53	$0.47	$0.47
Net realized and unrealized gain (loss)	(0.23)	0.12	0.14	0.20	(0.82)	(0.34)
Total from investment operations	$0.05	$0.70	$0.71	$0.73	$(0.35)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.59)	$(0.58)	$(0.54)	$(0.48)	$(0.50)
Net asset value, end of period (x)	$8.24	$8.48	$8.37	$8.24	$8.05	$8.88
Total return (%) (s)(x)	0.63(n)	8.64	8.89	9.46	(3.84)	1.39
Ratios (%) (to average net assets)
and Supplemental data:
Expenses (f)	0.03(a)	0.03	0.03	0.02	0.02	0.02
Net investment income (loss)	6.87(a)	6.91	6.91	6.63	5.77	5.09
Portfolio turnover rate	30(n)	50	56	44	25	60
Net assets at end of period (000 omitted)	$543,559	$553,158	$579,028	$657,659	$726,615	$997,366
(a) Annualized.
(d) Per share data is based on average shares outstanding.

(f)Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.

(n)Not annualized.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS High Yield Pooled Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

(2) Significant Accounting Policies

General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.

Balance Sheet Offsetting — The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Under the fund’s valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported

16

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2026 in valuing the fund’s assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$509,553	$509,553
United Kingdom	11,333	—	—	11,333
U.S. Corporate Bonds	—	456,809,986	—	456,809,986
Foreign Bonds	—	58,092,636	—	58,092,636
Investment Companies	20,765,229	—	—	20,765,229
Total	$20,776,562	$514,902,622	$509,553	$536,188,737
Other Financial Instruments
Forward Foreign Currency Exchange
Contracts – Assets	$—	$90	$—	$90
Forward Foreign Currency Exchange
Contracts – Liabilities	—	(60,002)	—	(60,002)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

17

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

Equity
Securities
Balance as of 1/31/26	$615,912
Change in unrealized appreciation or depreciation	(106,359)
Balance as of 7/31/26	$509,553

At July 31, 2026, the fund held one level 3 security.

Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2026 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$90	$(60,002)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2026 as reported in the Statement of Operations:

Forward Foreign
Currency
Exchange
Risk	Contracts

Foreign Exchange	$162,383

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2026 as reported in the Statement of Operations:

Forward Foreign
Currency
Exchange
Risk	Contracts

Foreign Exchange	$150,881

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out

18

MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications — Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income — Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is

19

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Notes to Financial Statements (unaudited) - continued

negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.

Fees Paid Indirectly — The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.

The tax character of distributions made during the six months ended July 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
1/31/26
Ordinary income (including any short-term capital gains)	$39,005,078
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/26
Cost of investments	$544,715,028
Gross appreciation	3,975,211
Gross depreciation	(12,501,502)

Net unrealized appreciation (depreciation)	$(8,526,291)
As of 1/31/26
Undistributed ordinary income	3,374,014
Capital loss carryforwards	(124,103,317)
Other temporary differences	(3,177,740)
Net unrealized appreciation (depreciation)	5,056,613

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of January 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(12,381,510)
Long-Term	(111,721,807)

Total	$(124,103,317)

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MFS High Yield Pooled Portfolio

Notes to Financial Statements (unaudited) - continued

(3) Transactions with Affiliates

Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2026, these costs amounted to $14.

Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2026 was equivalent to an annual effective rate of 0.0033% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation — The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended July 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $163,803,276 and $157,720,828, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended		Year ended
	7/31/26		1/31/26
	Shares	Amount	Shares	Amount
Shares sold	5,374,267	$44,701,742	5,369,315	$44,749,514
Shares issued to shareholders in
reinvestment of distributions	2,227,527	18,555,580	4,646,039	39,005,078
Shares reacquired	(6,864,213)	(57,271,553)	(13,937,740)	(116,812,377)

Net change	737,581	$5,985,769	(3,922,386)	$(33,057,785)

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund and the MFS Global High Yield Fund were the owners of record of approximately 79% and 21%, respectively, of the value of outstanding voting shares of the fund.

21

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Notes to Financial Statements (unaudited) - continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2026, the fund’s commitment fee and interest expense were $1,272 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended July 31, 2026:

Change in
Unrealized
				Realized	Appreciation
	Beginning		Sales	Gain	or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Institutional Money Market
Portfolio	$12,163,873	$79,173,385	$78,791,105	$(1,303)	$49	$12,544,899
					Dividend	Capital Gain
Affiliated Issuers					Income	Distributions
MFS Institutional Money Market Portfolio					$189,644	$—

(8) Subsequent Event

On September 2, 2026, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $114,610,934. The redeeming shareholder generally receives a pro rata share, subject to certain exceptions, of the securities held by the fund. The distribution of such securities generated a realized gain of $228,409 for the fund.

22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS High Yield Pooled Portfolio.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS High Yield Pooled Portfolio.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Pooled Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

23

MFS High Yield Pooled Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS High Yield Pooled Portfolio

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

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MFS High Yield Pooled Portfolio

Board Review of Investment Advisory Agreement - continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratioof the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.

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ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   September 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  September 15, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  September 15, 2026

*  Print name and title of each signing officer under his or her signature.